                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-86606
                                                               File No. 811-3850


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

     Pre-Effective Amendment No.                                           / /
                                  --------


     Post-Effective Amendment No.   27                                     /X/
                                  ------
                                      AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/

     Amendment No.   27
                   ------


                          DELAWARE GROUP TAX-FREE FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

       One Commerce Square, Philadelphia, Pennsylvania      19103
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)       (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 523-1918
                                                    --------------

    Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            October 30, 2000
                                                                ----------------

It is proposed that this filing will become effective:

          ___ immediately upon filing pursuant to paragraph (b)
           X  on October 30, 2000 pursuant to paragraph (b)
          ---
          ___ 60 days after filing pursuant to paragraph (a)(1)
          ___ on (date) pursuant to paragraph (a)(1)
          ___ 75 days after filing pursuant to paragraph (a)(2)
          ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 27 to Registration File No. 2-86606 includes the following:


     1. Facing Page

     2. Contents Page

     3. Part A - Prospectuses (1)

     4. Part B - Statement of Additional Information (1)

     5. Part C - Other Information (1)

     6. Signatures

     7. Exhibits


(1) The Prospectus and Statement of Additional Information contained in this Post-Effective Amendment relate to the Registrant's three series and also to the Delaware National High-Yield Municipal Bond Fund of Voyageur Mutual Funds. The Part C contained in this Post-Effective Amendment relates only to the Registrant's three series. A separate Registration Statement which incorporates by reference the Prospectus and Statement of Additional Information as it relates to the Delaware National High-Yield Municipal Bond Fund and includes its own Part C is being filed for Voyageur Mutual Funds.

                                  DELAWARE(SM)
                                   INVESTMENTS
                                  ------------
                              Philadelphia * London

                           Delaware Tax-Free USA Fund
                         Delaware Tax-Free Insured Fund
                     Delaware Tax-Free USA Intermediate Fund
                Delaware National High-Yield Municipal Bond Fund


                           Class A o Class B o Class C



                                   Prospectus
                                October 30, 2000

                         Tax-Exempt Current Income Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles
Delaware Tax-Free USA Fund                                             page
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Intermediate Fund
Delaware National High-Yield Municipal Bond Fund

How we manage the Funds                                                page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                                                  page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                                     page
Investing in the Funds
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      How to redeem shares
      Account minimums
      Special services
Dividends, distributions and taxes

Certain management considerations                                      page

Financial highlights                                                   page

Profile: Delaware Tax-Free USA Fund

What are the Fund's goals?
Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund will invest primarily in municipal bonds and notes that are exempt from federal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between five and 30 years. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. The Fund is permitted to invest up to 20% of its net assets in securities subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o Investors seeking monthly income, free from federal income taxes.
o Investors with long-term financial goals.


Who should not invest in the Fund
o Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.

How has Delaware Tax-Free USA Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one-, five-, and ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.

Year-by-year total return (Class A)

------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ------------ -----------
1990          1991        1992        1993         1994        1995        1996         1997        1998         1999
------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ------------ -----------
3.92%         12.42%      9.70%       11.62%       -3.02%      13.70%      0.84%        8.31%       4.85%        -5.18%
------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ------------ -----------

As of September 30, 2000, the Fund's Class A shares had a calendar year-to-date return of 6.22% During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.73% for the quarter ended March 31, 1995 and its lowest return was -3.30% for the quarter ended June 30, 1999.

The maximum Class A sales charge of 3.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table on page __ do include the sales charge.

                                                                          Average annual returns for periods ending 12/31/99
----------------------------------------------------------------------------------------------------------------------------
CLASS                                         A                       B                      C              Lehman Brothers
                                                                                                                Municipal
                                                                                                               Bond Index
----------------------------------------------------------------------------------------------------------------------------
                                                                                       (if redeemed)*
                                          (Inception           (if redeemed)*            (Inception
                                           1/11/84)          (Inception 5/2/94)          11/29/95)
----------------------------------------------------------------------------------------------------------------------------
1 year                                      -8.77%                 -9.53%                  -6.84%                -2.06%
----------------------------------------------------------------------------------------------------------------------------
5 years                                      3.51%                  3.15%                     N/A                 6.91%
----------------------------------------------------------------------------------------------------------------------------
10 years or lifetime**                       5.13%                  2.79%                   1.63%                 6.89%
----------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

* If shares were not redeemed, the returns for Class B would be -5.94%, 3.47% and 2.92% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be -5.94% and 1.63% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Class existed for less than 10 years. Lehman Brothers Municipal Bond Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 5.98% and 4.58%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------- ------------ ---------- ----------
CLASS                                                         A            B          C
------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price                   3.75%        none       None
------------------------------------------------------------- ------------ ---------- ----------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                          none(1)      4%(2)      1%(3)
------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
reinvested dividends                                          none         none       None
------------------------------------------------------------- ------------ ---------- ----------
Redemption fees                                               none         none       None
------------------------------------------------------------- ------------ ---------- ----------


Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- ----------- ---------- ----------
Management fees                                         0.55%       0.55%      0.55%
------------------------------------------------------- ----------- ---------- ----------
Distribution and service (12b-1) fees                   0.20%(4)    1.00%      1.00%
------------------------------------------------------- ----------- ---------- ----------
Other expenses                                          0.22%       0.22%      0.22%
------------------------------------------------------- ----------- ---------- ----------
Total operating expenses                                0.97%       1.77%      1.77%
------------------------------------------------------- ----------- ---------- ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ----------- ------------ -------------------- ----------- -------------------
CLASS(6)         A           B            B                    C           C
                                          (if redeemed)                    (if redeemed)
---------------- ----------- ------------ -------------------- ----------- -------------------
1 year           $470        $180         $580                 $180        $280
---------------- ----------- ------------ -------------------- ----------- -------------------
3 years          $672        $557         $857                 $557        $557
---------------- ----------- ------------ -------------------- ----------- -------------------
5 years          $891        $959         $1,159               $959        $959
---------------- ----------- ------------ -------------------- ----------- -------------------
10 years         $1,520      $1,873       $1,873               $2,084      $2,084
---------------- ----------- ------------ -------------------- ----------- -------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for Delaware Tax-Free USA Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Tax-Free Insured Fund

What are the Fund's goals?
Delaware Tax-Free Insured Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund will invest primarily in municipal bonds and notes that are exempt from federal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between five and 30 years. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

The Fund will invest primarily in municipal securities whose scheduled payments of interest and principal are fully insured. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. The Fund is permitted to invest up to 20% of its net assets in securities subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors seeking monthly income, free from federal income taxes.
o Investors with long-term financial goals.
o Investors seeking the extra measure of safety offered by bonds whose principal and interest payments are insured.

Who should not invest in the Fund
o Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.

How has Delaware Tax-Free Insured Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one-, five-, and ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.

Year-by-year total return (Class A)

------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ------------ -----------
1990          1991        1992        1993         1994        1995        1996         1997        1998         1999
------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ------------ -----------
6.12%         11.24%      7.59%       9.36%        -2.93%      13.89%      2.36%        8.22%       4.78%        -4.04%
------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ------------ -----------

As of September 30, 2000, the Fund's Class A shares had a calendar year-to-date return of 6.20%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.92% for the quarter ended December 31, 1995 and its lowest return was -3.23% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 3.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table on page __ do include the sales charge.

                                                                       Average annual returns for periods ending 12/31/99
-------------------------------------------------------------------------------------------------------------------------
CLASS                      A                       B                      C                             Lehman Brothers
                                                                                                        Insured Municipal
                                                                                                         Bond Index
-------------------------------------------------------------------------------------------------------------------------
                                                   (if redeemed)*         (if redeemed)*
-------------------------------------------------------------------------------------------------------------------------
                           (Inception 3/25/85)     (Inception 5/2/94)     (Inception 11/29/95)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
1 year                              -7.65%                 -8.46%                  -5.72%                   -3.26%
-------------------------------------------------------------------------------------------------------------------------
5 years                              4.08%                  3.71%                     N/A                    6.92%
-------------------------------------------------------------------------------------------------------------------------
10 years or lifetime**               5.11%                  3.40%                   2.34%                    7.15%
-------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

* If shares were not redeemed, the returns for Class B would be -4.81%, 4.03% and 3.53% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be -4.81% and 2.34% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Class existed for less than 10 years. Lehman Brothers Insured Municipal Bond Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 5.95% and 4.37%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------- ------------ ---------- ----------
CLASS                                                         A            B          C
------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price                   3.75%        none       none
------------------------------------------------------------- ------------ ---------- ----------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                          none(1)      4%(2)      1%(3)
------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
reinvested dividends                                          none         none       none
------------------------------------------------------------- ------------ ---------- ----------
Redemption fees                                               none         none       none
------------------------------------------------------------- ------------ ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- ----------- ---------- ----------
Management fees                                         0.50%       0.50%      0.50%
------------------------------------------------------- ----------- ---------- ----------
Distribution and service (12b-1) fees                   0.20%(4)    1.00%      1.00%
------------------------------------------------------- ----------- ---------- ----------
Other expenses                                          0.25%       0.25%      0.25%
------------------------------------------------------- ----------- ---------- ----------
Total operating expenses                                0.95%       1.75%      1.75%
------------------------------------------------------- ----------- ---------- ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ----------- ------------ -------------------- ----------- -------------------
CLASS(6)         A           B            B                     C          C
                                          (if redeemed)                    (if redeemed)
---------------- ----------- ------------ -------------------- ----------- -------------------
1 year           $468        $178         $578                 $178        $278
---------------- ----------- ------------ -------------------- ----------- -------------------
3 years          $666        $551         $851                 $551        $551
---------------- ----------- ------------ -------------------- ----------- -------------------
5 years          $881        $949         $1,149               $949        $949
---------------- ----------- ------------ -------------------- ----------- -------------------
10 years         $1,498      $1,851       $1,851               $2,062      $2,062
---------------- ----------- ------------ -------------------- ----------- -------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for Delaware Tax-Free Insured's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Tax-Free USA Intermediate Fund

What are the Fund's goals?
Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund will invest primarily in municipal bonds and notes that are exempt from federal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between three and 10 years. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. The Fund is permitted to invest up to 20% of its net assets in securities subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o Investors seeking monthly income, free from federal income taxes.
o Investors with long-term financial goals.
o Investors willing to give up some income potential in exchange for the reduced risk of principal fluctuation that comes with an intermediate maturity investment.


Who should not invest in the Fund
o Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.

How has Delaware Tax-Free USA Intermediate Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past six calendar years, as well as the average annual returns of all shares for one-year and five-year and lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)


--------------------------------------------------------------------------
 1994          1995        1996        1997        1998        1999
--------------------------------------------------------------------------
-2.60%         12.18%      4.61%       6.50%       5.83%       -1.41%
--------------------------------------------------------------------------

As of September 30, 2000, the Fund's Class A shares had a calendar year-to-date return of 5.60%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.21% for the quarter ended March 31, 1995 and its lowest quarterly return was -3.22% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table on page __ do include the sales charge.

                                                                Average annual returns for periods ending 12/31/99
------------------------------------------------------------------------------------------------------------------
CLASS                    A                       B                      C                   Merrill Lynch 3-7 Year
                                                                                            Municipal Bond Index
------------------------------------------------------------------------------------------------------------------
                                                (if redeemed)*        (if redeemed)*
------------------------------------------------------------------------------------------------------------------
                       (Inception 1/7/93)      (Inception 5/2/94)     (Inception 11/29/95)
------------------------------------------------------------------------------------------------------------------
1 year                            -4.10%                 -4.13%                    -3.19%                   0.66%
------------------------------------------------------------------------------------------------------------------
5 years                            4.87%                  4.56%                       N/A                   5.55%
------------------------------------------------------------------------------------------------------------------
Lifetime**                         4.82%                  3.97%                     3.14%                   5.00%
------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Merrill Lynch 3-7 Year Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

* If shares were not redeemed, the returns for Class B would be -2.25%, 4.56% and 3.97% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be -2.25%% and 3.14% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Class existed for less than 10 years. The Merrill Lynch 3-7 Year Municipal Bond Index return is for Class A lifetime. Index returns for Class B and Class C lifetimes were 5.09% and 4.28%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------------------------------------------
CLASS                                                          A            B         C
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price                   2.75%        none       none
------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
Redemption price, whichever is lower                          none(1)      2%(2)        1%(3)
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                                          none         none       none
------------------------------------------------------------------------------------------------
Redemption fees                                               none         none       none
------------------------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------------------------------
                                                              Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fees                                               0.50%       0.50%       0.50%
------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                         0.15%(4)    1.00%       1.00%
------------------------------------------------------------------------------------------------
Other expenses                                                0.30%       0.30%       0.30%
------------------------------------------------------------------------------------------------
Total annual fund operating expenses                          0.95%       1.80%       1.80%
------------------------------------------------------------------------------------------------
Fee waivers and payments(5)                                  (0.15%)     (0.15%)     (0.15%)
------------------------------------------------------------------------------------------------
Net expenses                                                  0.80%       1.65%       1.65%
------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------------------------------------------------------------------------
CLASS(7)                A           B            B                  C           C
                                                (if redeemed)                   (if redeemed)
----------------------------------------------------------------------------------------------
1 year                 $354         $168                 $368        $168                $268
----------------------------------------------------------------------------------------------
3 years                $555         $552                 $652        $552                $552
----------------------------------------------------------------------------------------------
5 years                $772         $961                 $961        $961                $961
----------------------------------------------------------------------------------------------
10 years             $1,396       $1,577               $1,577      $2,104              $2,104
----------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within one year of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 2%, which declines to 1% during the third year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 plan expenses for Class A shares at 0.15% of average daily net assets. The maximum fees payable under Class A's 12b-1 Plan are 0.30% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through October 31, 2001, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.65% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for year one and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

Profile: Delaware National High-Yield Municipal Bond Fund

What are the Fund's goals?
Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund will invest primarily in municipal bonds and notes that are exempt from federal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a weighted average maturity between 15 and 25 years. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.


Delaware National High-Yield Municipal Bond Fund will invest primarily in lower rated municipal securities, which typically offer higher income potential and involve greater risk than higher quality securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline.

The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. This risk is significant for the Fund because the issuers of the bonds in the portfolio are generally considered to be in a less secure financial situation and may be affected more by adverse economic conditions. The Fund may be subject to greater volatility during periods of adverse economic conditions and it may experience a greater incidence of credit problems. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. The Fund is permitted to invest up to 100% of its net assets in securities subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors seeking monthly income, free from federal income taxes.
o Investors with long-term financial goals.
o Investors willing to accept the possibility of significant fluctuations in share price, particularly in the short term.

Who should not invest in the Fund
o Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially in the short term.

How has Delaware National High-Yield Municipal Bond Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one-, five- and ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Year-by-year total return (Class A)

-------------------------------------------------------------------------------------------------------------------------
1990           1991       1992        1993         1994        1995        1996         1997        1998          1999
-------------------------------------------------------------------------------------------------------------------------
6.42%         11.34%      9.82%       11.48%       -2.61%      15.00%      6.53%        10.32%      6.68%        -3.57%
-------------------------------------------------------------------------------------------------------------------------

As of September 30, 2000, the Fund's Class A shares had a calendar year-to-date return of 5.13%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 5.50% for the quarter ended March 31, 1995 and its lowest quarterly return was -3.57% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 3.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table on page __ do include the sales charge.

                                                                        Average annual returns for periods ending 12/31/99
---------------------------------------------------------------------------------------------------------------------------
CLASS                          A                       B                       C                      Lehman Brothers
                                                                                                      Municipal Bond Index
---------------------------------------------------------------------------------------------------------------------------
                                                       (if redeemed)*          (if redeemed)*
---------------------------------------------------------------------------------------------------------------------------
                               (Inception 9/22/86)     (Inception 12/18/96)    (Inception 5/26/97)
---------------------------------------------------------------------------------------------------------------------------
1 year                                      -7.19%                   -7.94%                 -5.20%                   -2.06%
---------------------------------------------------------------------------------------------------------------------------
5 years                                      5.40%                      N/A                    N/A                    6.91%
---------------------------------------------------------------------------------------------------------------------------
10 years or lifetime**                       6.22%                    2.80%                  3.15%                    6.89%
---------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

* If shares were not redeemed, the returns for Class B would be -4.28% and 3.68% for the one-year and lifetime periods, respectively. Returns for Class C would be -4.28% and 3.15% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Class existed for less than 10 years. Lehman Brothers Municipal Bond Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 4.43% and 4.31%, respectively. Maximum sales charges are included in the Fund's returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

-------------------------------------------------------------------------------------------------
CLASS                                                          A           B          C
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price                    3.75%        none       none
-------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower                           none(1)        4%(2)       1%(3)
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                           none         none       none
-------------------------------------------------------------------------------------------------
Redemption fees                                                none         none       none
-------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-------------------------------------------------------------------------------------------------
                                                               Class A     Class B     Class C
-------------------------------------------------------------------------------------------------
Management fees                                                0.55%       0.55%       0.55%
-------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                          0.25%       1.00%       1.00%
-------------------------------------------------------------------------------------------------
Other expenses                                                 0.41%       0.41%       0.41%
-------------------------------------------------------------------------------------------------
Total annual fund operating expenses                           1.21%       1.96%       1.96%

-------------------------------------------------------------------------------------------------
Fee waivers and payments(4)                                   (0.21%)     (0.21%)     (0.21%)
-------------------------------------------------------------------------------------------------
Net expenses                                                   1.00%       1.75%       1.75%
-------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


-----------------------------------------------------------------------------------------------
CLASS(6)               A           B               B               C              C
                                                  (if redeemed)                   (if redeemed)
-----------------------------------------------------------------------------------------------
1 year                  $473         $178                 $578        $178                $278
-----------------------------------------------------------------------------------------------
3 years                 $725         $595                 $895        $595                $595
-----------------------------------------------------------------------------------------------
5 years                 $996       $1,038               $1,238      $1,038              $1,038
-----------------------------------------------------------------------------------------------
10 years              $1,768       $2,074               $2,074      $2,268              $2,268
-----------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The investment manager has contracted to waive fees and pay expenses through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for year one and the total operating expenses without expense waivers for years two through ten.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following is a general description of the investment strategies used to manage the Funds and a list of securities the Funds may invest in.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities and instrumentalities, exempt from federal income tax. We may also invest in debt obligations issued by or for the District of Columbia, and its political subdivisions, agencies, authorities and instrumentalities or territories and possessions of the United States, which are exempt from federal income tax.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital or to honor redemption requests. As a result we may realize losses or capital gains which could be taxable to shareholders.


Delaware Tax-Free USA Fund and Delaware Tax-Free Insured Fund will generally have a dollar-weighted average effective maturity of approximately five to 30 years. Delaware Tax-Free USA Intermediate Fund will generally have a dollar-weighted average effective maturity between three and 10 years. This is a more conservative strategy than funds with longer average maturities, which should result in the Fund experiencing less price volatility when interest rates rise or fall. Delaware National High-Yield Municipal Bond Fund will generally have a weighted average effective maturity between 15 and 25 years.

The investment objective of each Fund described in this Prospectus is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change became effective.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued.

--------------------------- -------------------------------------------------------------------------------------------------------
Securities                                                             How we use them
--------------------------- -------------------------------------------------------------------------------------------------------
                            Delaware Tax-Free         Delaware Tax-Free         Delaware Tax-Free USA     Delaware National
                            USA Fund                  Insured Fund              Intermediate Fund         High-Yield Municipal
                                                                                                          Bond Fund
--------------------------- ------------------------- ------------------------- ------------------------- -------------------------
Tax exempt obligations      Under normal market       Under normal market       Under normal              Under normal
are commonly known as       conditions, the Fund      conditions, the Fund      conditions, the Fund      conditions, the Fund
municipal bonds. These      will invest 80% of its    will invest 80% of its    will invest at least      will invest at least
are debt obligations        assets in tax-exempt      assets in tax-exempt      90% of its assets in      65% of its net assets
issued by or for a state    debt obligations rated    debt obligations rated    tax-exempt debt           in medium- and
or territory, its           in the top four quality   in the top grades by      obligations rated in      lower-grade tax-exempt
agencies or                 grades by S&P or          S&P or another            the top four quality      obligations rated
instrumentalities,          another nationally        nationally recognized     grades by S&P or          between BBB and B-.
municipalities or other     recognized statistical    statistical ratings       another NRSRO or
political sub-divisions.    ratings organization      organization (NRSRO).     unrated but, in the       The Fund will not make
The interest on these       (NRSRO). These bonds      These bonds may include   manager's opinion,        initial investments in
debt  obligations can       may include general       general obligations       equivalent in quality     securities rated below
generally be excluded       obligation bonds and      bonds and revenue bonds.  to the top four           B-, although it may
from federal income tax     revenue bonds.                                      grades. The Fund may      continue to hold such
as well as personal                                                             invest up to 10% of its   securities if their
income tax in the state                                                         assets in securities      rating has been reduced
where the bond is issued.                                                       rated lower than the      below that grade.
Determination of a bond's                                                       top four grades or
tax-exempt status is                                                            unrated but, in the       The Fund may invest all
based on the opinion of                                                         manager's opinion,        or a portion of its
the bond issuer's legal                                                         equivalent in quality     assets in higher grade
counsel.                                                                        to obligations rated      securities if the
                                                                                lower than the top four   manager determines that
                                                                                grades. These bonds       abnormal market
                                                                                may include general       conditions make
                                                                                obligation bonds and      investing in lower
                                                                                revenue bonds.            rated securities
                                                                                                          inconsistent with
                                                                                                          shareholders' best
                                                                                                          interests.

                            Each Fund may also invest, without limit, in
                            short-term, tax-free instruments such as tax-exempt
                            commercial paper and general obligation, revenue and
                            project notes, as well as variable and floating rate
                            demand obligations. Short-term securities will be
                            rated in the top two grades by an NRSRO.
--------------------------- ----------------------------------------------------------------------------- -------------------------

--------------------------- -------------------------------------------------------------------------------------------------------
Securities                                                             How we use them
--------------------------- -------------------------------------------------------------------------------------------------------
                            Delaware Tax-Free         Delaware Tax-Free         Delaware Tax-Free USA     Delaware National
                            USA Fund                  Insured Fund              Intermediate Fund         High-Yield Municipal
                                                                                                          Bond Fund
--------------------------- ------------------------- ------------------------- ------------------------- -------------------------
General obligation bonds    The Fund may invest       The Fund may invest in    The Fund may invest       The Fund may invest in
are municipal bonds on      without limit in          general obligation        without limit in          general obligations and
which the payment of        general obligation        bonds; however, after     general obligation        will typically invest
principal and interest is   bonds in the top four     the application of        bonds rated in the top    in lower quality bonds
secured by the issuer's     quality grades or bonds   insurance, bonds          four quality grades or    rated between BBB and
pledge of its full faith,   that are unrated, but     representing at least     bonds that are unrated,   B- by S&P or another
credit and taxing power.    which the manager         80% of net assets must    but which the manager     NRSRO.
                            determines to be of       be rated AAA by S&P or    determines to be of
                            equal quality.            have an equivalent        equal quality.
                                                      rating from another
                                                      NRSRO.

--------------------------- ------------------------- ------------------------- ------------------------- -------------------------
Revenue bonds are           The Fund may invest       The Fund may invest in    The Fund may invest       The Fund may invest in
municipal bonds on which    without limit in          revenue bonds; however,   without limit in          revenue bonds and will
principal and interest      revenue bonds in the      after the application     revenue bonds in the      typically invest in
payments are made from      top four quality grades   of insurance, bonds       top four quality grades   lower quality bonds
revenues derived from a     or bonds that are         representing 80% of net   or bonds that are         rated between BBB and
particular facility, from   unrated, but which the    assets must be rated      unrated, but which the    B- by S&P or another
the proceeds of a special   manager determines to     AAA by S&P or have an     manager determines to     NRSRO.
excise tax or from          be of equal quality.      equivalent rating from    be of equal quality.
revenue generated by an                               another NRSRO.
operating project.
Principal and interest
are not secured by the
general taxing power.
Tax-exempt industrial
development bonds, in
most cases, are a type
of revenue bond that is
not backed by the credit
of the issuing
municipality and may
therefore involve
more risk.
--------------------------- ------------------------- ------------------------- ------------------------- -------------------------

--------------------------- -------------------------------------------------------------------------------------------------------
Securities                                                             How we use them
--------------------------- -------------------------------------------------------------------------------------------------------
                            Delaware Tax-Free         Delaware Tax-Free          Delaware Tax-Free USA    Delaware National
                            USA Fund                  Insured Fund               Intermediate Fund        High-Yield Municipal
                                                                                                          Bond Fund
--------------------------- -------------------------------------------------------------------------------------------------------
Insured municipal bonds:    Each Fund may invest without limit in insured bonds. We do not evaluate the creditworthiness
Various municipal issuers   of the private insurer. Instead, we focus first on the creditworthiness of the actual bond issuer
may obtain insurance for    and its ability to pay interest and principal.
their obligations. In the
event of a default, the     It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that
insurer is required to      are insured by a single insurance company.
make payments of interest
and principal when due to   Insurance is available on uninsured bonds and each Fund may purchase such insurance directly. We will
the bondholders.            generally do so only if we believe that purchasing and insuring a bond provides an investment
However, there is no        opportunity at least comparable to owning other available insured securities.
assurance that the
insurance company will      The purpose of insurance is to protect against credit risk. It does not insure against market risk or
meet its obligations.       guarantee the value of the securities in the portfolio or the value of shares of any of the Funds.
Insured obligations are
typically rated in the
top quality grades by an
NRSRO.
                            Insured bonds will            At least 80% of         Insured bonds will      Insured bonds will
                            typically not be a            Delaware Tax-Free       typically not be a      typically not be a
                            significant portion of the    Insured Fund's net      significant portion     significant portion of
                            investments of Delaware       assets will be          of Delaware Tax-Free    the investments of
                            Tax-Free USA Fund.            invested in bonds       USA Intermediate        Delaware National
                                                          that are fully          Fund's portfolio.       High-Yield Municipal
                                                          insured. All                                    Bond Fund.
                                                          insurers must have
                                                          AAA-rated claims
                                                          paying ability by S&P
                                                          or another NRSRO at
                                                          the time that the
                                                          insured bond is
                                                          purchased.

--------------------------- ----------------------------- ----------------------- ----------------------- -------------------------

--------------------------- -------------------------------------------------------------------------------------------------------
Securities                                                             How we use them
--------------------------- -------------------------------------------------------------------------------------------------------
                            Delaware Tax-Free USA Fund    Delaware Tax-Free       Delaware Tax-Free USA   Delaware National
                                                          Insured Fund            Intermediate Fund       High-Yield Municipal
                                                                                                          Bond Fund
--------------------------- ----------------------------------------------------------------------------- -------------------------
Private activity or         Each Fund may invest up to 20% of its assets in bonds whose income is         Delaware National
private placement bonds     subject to the federal alternative minimum tax. This means that a portion     High-Yield Municipal
are municipal bond issues   of the Fund's distributions could be subject to the federal alternative       Bond Fund may invest
whose proceeds are used     minimum tax that applies to certain taxpayers.                                without limit in these
to finance certain                                                                                        bonds.
non-government
activities, including
some types of industrial
revenue bonds such as
privately owned sports
and convention
facilities. The Tax
Reform Act of 1986
subjects interest income
from these bonds to the
federal alternative
minimum tax and makes the
tax-exempt status of
certain bonds dependent
on the issuer's
compliance with specific
requirements after the
bonds are issued.

--------------------------- -------------------------------------------------------------------------------------------------------
Zero coupon bonds: Zero     Each Fund may invest in zero coupon bonds. The market prices of these bonds are generally more
coupon securities are       volatile than the market prices of securities that pay interest periodically and are likely to react
debt obligations which do   to changes in interest rates to a greater degree than interest-paying bonds having similar maturities
not entitle the holder to   and credit quality. They may have certain tax consequences which, under certain conditions, could be
any periodic payments of    adverse to a Fund.
interest prior to maturity
or a specified date when
the securities begin
paying current interest.
Therefore, they are issued
and traded at a price lower
than their face amounts or
par value.
--------------------------- -------------------------------------------------------------------------------------------------------

---------------------------- -----------------------------------------------------------------------------------------------------
Securities                                                             How we use them
---------------------------- -----------------------------------------------------------------------------------------------------
                             Delaware Tax-Free USA Fund  Delaware Tax-Free        Delaware Tax-Free USA   Delaware National
                                                         Insured Fund             Intermediate Fund       High-Yield Municipal
                                                                                                          Bond Fund
---------------------------- ---------------------------------------------------- ----------------------- ------------------------
Inverse floaters are         Delaware Tax-Free USA Fund and Delaware Tax-Free     The Fund may invest     The Fund may invest in
instruments with floating    Insured Fund may invest in inverse floaters as       in inverse floaters.    inverse floaters.
or variable interest rates   long as each Fund's combined investments in          There is no limit on    There is no limit on
that move in the opposite    inverse floaters, futures contracts, options on      the percentage of its   the percentage of its
direction of short-term      futures contracts and securities rated below         net assets that may     net assets that may be
interest rates, usually at   investment grade do not exceed 20% of total net      be invested in these    invested in these
an accelerated speed.        assets.                                              securities.             securities.
Consequently, the market
values of inverse floaters
will generally be more
volatile than other
tax-exempt investments.
These securities may be
considered to be derivative
securities.
---------------------------- ---------------------------------------------------- ----------------------- ------------------------
Variable rate and floating   Each Fund may purchase "floating rate" and "variable rate" obligations without limit.
rate obligations pay
interest at rates that are
not fixed, but instead
vary with changes in
specified market rates or
indexes on pre-designated
dates.
---------------------------- -----------------------------------------------------------------------------------------------------

---------------------------- -----------------------------------------------------------------------------------------------------
Securities                                                             How we use them
---------------------------- -----------------------------------------------------------------------------------------------------
                             Delaware Tax-Free USA Fund  Delaware Tax-Free        Delaware Tax-Free USA   Delaware National
                                                         Insured Fund             Intermediate Fund       High-Yield Municipal
                                                                                                          Bond Fund
---------------------------- -----------------------------------------------------------------------------------------------------
Advance refunded bonds: In   Each Fund may invest without limit in advance refunded bonds. These bonds are generally considered
an advance refunding, the    to be of very high quality because of the escrow account, which typically holds U.S. Treasuries.
issuer uses the proceeds
of a new bond issue to
purchase high grade
interest bearing debt
securities. These
securities are then
deposited into an
irrevocable escrow account
held by a trustee bank to
secure all future
principal and interest
payments on pre-existing
bonds, which are then
considered to be "advance
refunded bonds." Escrow
secured bonds often
receive the highest rating
from S&P and Moody's.

---------------------------- --------------------------- ------------------------ ----------------------- ------------------------
High-yield, high risk        The Fund may invest up to   Delaware Tax-Free        The Fund may invest     Delaware National
municipal bonds: Municipal   20% of its net assets in    Insured Fund may         up to 10% of its net    High-Yield Municipal
debt obligations rated       high-yield, high risk       invest a portion of      assets in high-yield,   Bond Fund will invest
lower than investment        fixed-income securities.    its assets in debt       high risk               primarily in lower
grade by an NRSRO or, if                                 obligations that are     fixed-income            rated, high-yield
unrated, of comparable                                   considered to be below   securities.             securities. In doing
quality. These securities                                investment grade. The                            so, the Fund may offer
are often referred to as                                 Fund presently intends                           higher income
"junk bonds" and are                                     to limit such                                    potential, but may
considered to be of poor                                 investments to no more                           also be subject to
standing and predominately                               than 5% of its assets,                           greater risk,
speculative.                                             as measured at the                               including price
                                                         time the Fund is                                 volatility during
                                                         considering such a                               periods of adverse
                                                         purchase.                                        economic conditions.
                                                                                                          The Fund may also
                                                                                                          experience a higher
                                                                                                          incidence of credit
                                                                                                          problems.

---------------------------- --------------------------- ------------------------ ----------------------- ------------------------

---------------------------- -----------------------------------------------------------------------------------------------------
Securities                                                             How we use them
---------------------------- -----------------------------------------------------------------------------------------------------
                             Delaware Tax-Free USA Fund  Delaware Tax-Free        Delaware Tax-Free USA   Delaware National
                                                         Insured Fund             Intermediate Fund       High-Yield Municipal
                                                                                                          Bond Fund
---------------------------- --------------------------- ------------------------ ----------------------- ------------------------
Options represent a right    Delaware Tax-Free USA Fund and Delaware Tax-Free     The Funds may utilize options transactions in
to buy or sell a security    Insured Fund may not invest in options on            order to hedge against market risk and/or
at an agreed upon price at   securities or any index of securities.               facilitate portfolio management.
a future date. The
purchaser of an option may                                                        The Funds may purchase options on any security
or may not choose to go                                                           it is permitted to invest in or any index of
through with the                                                                  securities that it is permitted to invest in.
transaction.
                                                                                  Use of these strategies can increase the
Certain options may be                                                            operating costs of the Funds and can lead to
considered to be                                                                  loss of principal.
derivative securities.

---------------------------- -----------------------------------------------------------------------------------------------------
Futures contracts are        Futures contracts may be used by the Funds to hedge market risks and/or facilitate portfolio
agreements for the           management. Each of the Funds may enter into futures contracts for the purchase or sale of any
purchase or sale of          security they are permitted to invest in or enter into futures contracts based on an index of
securities (or index of      securities that they are permitted to invest in.
securities) at a specified
price, on a specified        At times when we anticipate adverse conditions, we may want to protect gains on securities without
date. Unlike an option, a    actually selling them. We might use futures or options on futures to neutralize the effect of any
futures contract must be     price declines, without selling a bond or bonds.
executed unless it is sold
before the settlement        Use of these strategies can increase the operating costs of the Fund and can lead to loss of
date.                        principal.

Certain futures and options
on futures may be considered
to be derivative securities.
---------------------------- -----------------------------------------------------------------------------------------------------

---------------------------- -----------------------------------------------------------------------------------------------------
Securities                                                             How we use them
---------------------------- -----------------------------------------------------------------------------------------------------
                             Delaware Tax-Free        Delaware Tax-Free         Delaware Tax-Free USA    Delaware National
                             USA Fund                 Insured Fund              Intermediate Fund        High-Yield Municipal
                                                                                                         Bond Fund

---------------------------- -------------------------------------------------- ------------------------ -------------------------
Restricted securities are    Delaware Tax-Free USA Fund and Delaware Tax-Free
privately placed             Insured Fund may invest in futures contracts and
securities whose resale is   options on futures contracts as long as each
restricted under             Fund's combined investments in futures contracts
securities law.              and options on futures contracts, inverse
                             floaters and securities rated below investment
                             grade do not exceed 20% of total net assets.

                             We may invest without limitation in privately placed securities including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as
                             "Rule 144A Securities."
---------------------------- -----------------------------------------------------------------------------------------------------
Illiquid securities are      Each Fund may invest up to 10% of its net assets in illiquid securities.       Delaware National
securities that do not                                                                                      High-Yield Municipal
have a ready market, and                                                                                    Bond Fund may invest
cannot be easily sold                                                                                       up to 15% of its net
within seven days at                                                                                        assets in illiquid
approximately the price                                                                                     securities.
that a fund has valued
them.
---------------------------- -----------------------------------------------------------------------------------------------------
Repurchase agreements are    Typically, we use repurchase agreements as a short-term investment for our cash position. Each Fund
agreements between a         may use repurchase agreements which are at least 102% collateralized by securities in which the
buyer, such as a Fund, and   Fund is permitted to invest directly. The Funds will only enter into repurchase agreements in
seller of securities in      which the collateral is comprised of U.S. government securities.
which the seller agrees to
buy the securities back                                                                                     We may not enter into
within a specified time at                                                                                  repurchase agreements
the same price the buyer                                                                                    that represent more
paid for them, plus an                                                                                      than 10% of total
amount equal to an agreed                                                                                   assets except when
upon interest rate.                                                                                         investing for
Repurchase agreements are                                                                                   defensive purposes
often viewed as equivalent                                                                                  during periods of
to cash.                                                                                                    adverse market
                                                                                                            conditions.
---------------------------- ------------------------------------------------------------------------------ ----------------------

---------------------------- ----------------------------------------------------------------------------------------------------
Securities                                                             How we use them
---------------------------- ----------------------------------------------------------------------------------------------------
                             Delaware Tax-Free USA Fund  Delaware Tax-Free        Delaware Tax-Free USA     Delaware National
                                                         Insured Fund             Intermediate Fund         High-Yield
                                                                                                            Municipal Bond Fund
---------------------------- --------------------------- ------------------------ ------------------------- ---------------------
Reverse repurchase           *                                                                              Delaware National
agreements are the same as                                                                                  High-Yield
repurchase agreements                                                                                       Municipal Bond Fund
except that a fund would                                                                                    may invest up to
act as the seller and                                                                                       10% of total assets
agree to buy back the                                                                                       in reverse
securities at the same                                                                                      repurchase
price the buyer paid for                                                                                    agreements. This
them, plus an agreed upon                                                                                   may be preferable
interest rate.                                                                                              to a regular sale
                                                                                                            because it avoids
                                                                                                            certain market risk
                                                                                                            and transaction
                                                                                                            costs. However, it
                                                                                                            is a form of
                                                                                                            leveraging which may
                                                                                                            exaggerate any
                                                                                                            increases or
                                                                                                            decreases in the
                                                                                                            Fund's net asset
                                                                                                            value. Because use
                                                                                                            of this technique is
                                                                                                            limited, we believe
                                                                                                            it may facilitate
                                                                                                            the Fund's ability
                                                                                                            to provide current
                                                                                                            income without
                                                                                                            adversely affecting
                                                                                                            our ability to
                                                                                                            preserve capital.

---------------------------- ------------------------------------------------------------------------------ ---------------------

* This is not a principal strategy for the Funds.

Please see the Statement of Additional Information for additional descriptions on these securities.

Borrowing money
Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in a Fund being unable to meet its investment objective.


Purchasing securities on a when-issued or delayed delivery basis
The Funds may buy securities on a when-issued or delayed delivery basis; that is, entering into an agreement to buy a new issue with delivery and payment taking place later. Usually, delivery or payment takes place 15 to 45 days later, but the Funds may also buy forward settlement bonds which could be delivered up to 1.5 years from purchase date. There is no percentage limit on the amount of each Fund's total assets, which may be invested in securities issued in this manner. The Funds will designate cash or securities in amounts sufficient to cover obligations and will value the designated assets daily.

Lending securities
Delaware Tax-Free Intermediate Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Fund.

Concentration
Where we feel there is a limited supply of appropriate investments, each Fund may concentrate its investments (invest more than 25% of total assets) in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or, in the case of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund, pollution control bonds which may be backed only by the assets and revenues of a non-governmental issuer. A Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

Temporary defensive positions
During times of abnormal market conditions each Fund may invest in taxable instruments for temporary defensive purposes. These could include securities such as obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit of domestic banks and other debt instruments. To the extent a Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Delaware Tax-Free USA Fund's, Delaware Tax-Free Insured Fund's and Delaware National High-Yield Municipal Bond Fund's annual portfolio turnover will be less than 100%. We anticipate that Delaware Tax-Free USA Intermediate Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for investors.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in these funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------- -------------------------------------------------------------------------------------------------------
Risks                                                            How we strive to manage them
--------------------------- -------------------------------------------------------------------------------------------------------
                            Delaware Tax-Free USA     Delaware Tax-Free         Delaware Tax-Free USA     Delaware National
                            Fund                      Insured Fund              Intermediate Fund         High-Yield Municipal
                                                                                                          Bond Fund
--------------------------- --------------------------------------------------- ------------------------- -------------------------
Interest rate risk is the   We do not try to increase return by predicting      We do not try to          In an attempt to reduce
risk that securities,       and aggressively capitalizing on interest rate      increase return by        interest rate risk, we
particularly bonds with     moves.                                              predicting and            will adjust the Fund's
longer maturities, will                                                         aggressively              average maturity based
decrease in value if        In an attempt to reduce interest rate risk, we      capitalizing on           on our view of interest
interest rates rise.        will adjust a Fund's average maturity based on      interest rate moves.      rates.  In anticipation
                            our view of interest rates.  In anticipation of     Instead, we aim to        of an interest rate
                            an interest rate decline, we may extend average     maintain an               decline, we may extend
                            maturity and when we anticipate an increase we      intermediate average      average maturity and
                            may shorten average maturity.                       maturity that helps us    when we anticipate an
                                                                                reduce the effects of     increase we may shorten
                                                                                interest rate             average maturity.
                                                                                volatility. In an
                                                                                attempt to reduce
                                                                                interest rate risk, we
                                                                                will adjust the Fund's
                                                                                average maturity based
                                                                                on our view of interest
                                                                                rates.  In anticipation
                                                                                of an interest rate
                                                                                decline, we may extend
                                                                                average maturity and
                                                                                when we anticipate an
                                                                                increase we may shorten
                                                                                average maturity.
--------------------------- -------------------------------------------------------------------------------------------------------
Market risk is the risk     We maintain a long-term investment approach and focus on bonds we believe will provide a steady
that all or a majority of   income stream regardless of interim market fluctuations. We do not try to predict overall market
the securities in a         movements and generally do not trade for short-term purposes.
certain market--like the
stock or bond market--will
decline in value because
of factors such as
economic conditions,
future expectations or
investor confidence.
--------------------------- -------------------------------------------------------------------------------------------------------

--------------------------- -------------------------------------------------------------------------------------------------------
Risks                                                            How we strive to manage them
--------------------------- -------------------------------------------------------------------------------------------------------
                            Delaware Tax-Free USA     Delaware Tax-Free         Delaware Tax-Free USA     Delaware National
                            Fund                      Insured Fund              Intermediate Fund         High-Yield Municipal
                                                                                                          Bond Fund
--------------------------- ------------------------- ------------------------- ------------------------- -------------------------
Industry and security       We spread each Fund's assets across different types of municipal bonds and among bonds representing
risk is the risk that the   different industries and regions throughout the country in order to minimize the impact that a poorly
value of securities in a    performing security would have on a Fund. We also follow a rigorous selection process before choosing
particular industry or      securities for the portfolio.
the value of an
individual security will    As discussed under "Concentration" on page __, where we feel there is a limited supply of appropriate
decline because of          investments, each Fund may concentrate its investments in just a few industries. This will expose a
changing expectations for   Fund to greater industry and security risk.
the performance of that
industry or for the
individual issuer of the
security.
                                                      Delaware Tax-Free Insured
                                                      Fund may be less subject
                                                      to industry and security
                                                      risk because payment of
                                                      interest and principal on
                                                      the bonds in the portfolio
                                                      are insured, potentially
                                                      reducing the effect that
                                                      changing expectations
                                                      might have on an
                                                      individual bond.
--------------------------- ------------------------- ------------------------- ------------------------- -------------------------
Credit risk                 We conduct careful        Delaware Tax-Free         We conduct careful        Delaware National
is the possibility that a   credit analysis of        Insured Fund is less      credit analysis of        High-Yield Municipal
bond's issuer (or an        individual bonds; we      affected by credit risk   individual bonds; we      Bond Fund is subject to
entity that insures the     focus on high quality     because the majority of   focus on high quality     significant credit risk
bond) will be unable to     bonds and limit our       the bonds in the          bonds and limit our       due to its investment
make timely payments of     holdings of bonds rated   portfolio are insured.    holdings of bonds rated   in lower quality,
interest and principal.     below investment grade;   This insurance is         below investment grade;   high-yielding bonds.
                            and we hold a number of   designed to minimize      and we hold a number of   This risk is described
In the case of municipal    different bonds in the    credit risks to the       different bonds in the    more fully below. We
bonds, issuers may be       portfolio. All of this    Fund, by increasing the   portfolio. All of this    strive to manage this
affected by poor economic   is designed to help       likelihood that the       is designed to help       risk by maintaining a
conditions in their         reduce credit risk.       Fund would still          reduce credit risk.       number of different
states.                                               receive payment even if                             bonds from different
                                                      an issuer defaulted.                                issuers so that if one
                                                                                                          issuer experiences
                                                                                                          difficulties, it will
                                                                                                          have a lesser effect on
                                                                                                          the entire portfolio.
--------------------------- ------------------------- ------------------------- ------------------------- -------------------------

--------------------------- -------------------------------------------------------------------------------------------------------
Risks                                                            How we strive to manage them
--------------------------- -------------------------------------------------------------------------------------------------------
                            Delaware Tax-Free USA     Delaware Tax-Free         Delaware Tax-Free USA     Delaware National
                            Fund                      Insured Fund              Intermediate Fund         High-Yield Municipal
                                                                                                          Bond Fund
--------------------------- -------------------------------------------------------------------------------------------------------
Call risk is the risk       We take into consideration the likelihood of prepayment when we select bonds and, in certain
that a bond issuer will     environments, we may look for bonds that have protection against early prepayment.
prepay the bond during
periods of low interest
rates, forcing investors
to reinvest their money
at interest rates that
might be lower than rates
on the called bond.
--------------------------- -------------------------------------------------------------------------------------------------------
Liquidity risk is the       We limit exposure to illiquid securities.
possibility that
securities cannot be
readily sold within seven
days at approximately the
price that a fund values
them.

--------------------------- ----------------------------------------------------------------------------- -------------------------
High-yield, high risk       We limit the amount of the portfolio which may be invested in lower           This is a significant
municipal bonds:            quality, higher yielding bonds.                                               risk for the Delaware
Investing in so-called                                                                                    National High-Yield
"junk" bonds entails the                                                                                  Municipal Bond Fund.
risk of principal loss,                                                                                   In striving to manage
which may be greater than                                                                                 this risk, we hold a
the risk involved in                                                                                      number of different
investment grade bonds.                                                                                   bonds representing a
High-yield bonds are                                                                                      variety of industries
sometimes issued by                                                                                       and municipal projects,
municipalities with less                                                                                  seeking to minimize the
financial strength and                                                                                    effect that any one
therefore less ability to                                                                                 bond may have on the
make projected debt                                                                                       portfolio.
payments on the bonds.

Some analysts believe a
protracted economic
downturn would adversely
affect the value of
outstanding bonds and the
ability of high-yield
issuers to repay principal
and interest.
--------------------------- ----------------------------------------------------------------------------- -------------------------

--------------------------- -------------------------------------------------------------------------------------------------------
Risks                                                            How we strive to manage them
--------------------------- -------------------------------------------------------------------------------------------------------
                            Delaware Tax-Free USA     Delaware Tax-Free         Delaware Tax-Free USA     Delaware National
                            Fund                      Insured Fund              Intermediate Fund         High-Yield Municipal
                                                                                                          Bond Fund
--------------------------- -------------------------------------------------------------------------------------------------------
Non-diversified funds       Each Fund is a non-diversified fund and is subject to this risk. Nevertheless, we typically hold
risk: Non-diversified       securities from a variety of different issuers, representing different sectors and different types of
investment companies have   municipal projects. We also perform extensive credit analysis on all securities. We are
the flexibility to invest   particularly diligent in reviewing the credit status of bonds that represent a larger percentage of
as much as 50% of their     portfolio assets.
assets in as few as two
issuers provided no
single issuer accounts
for more than 25% of the
portfolio. The remaining
50% of the portfolio must
be diversified so that no
more than 5% of a fund's
assets is invested in the
securities of a single
issuer. Because a
non-diversified fund may
invest its assets in
fewer issuers, the value
of fund shares may
increase or decrease more
rapidly than if a fund
were fully diversified.
If a fund were to invest
a large portion of its
assets in a single
issuer, the fund could be
significantly affected if
that issuer was unable to
satisfy its financial
obligations.
--------------------------- -------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

Investment management fees

------------------------------------------------ ---------------------- ------------------ ----------------- ---------------------
                                                   Delaware Tax-Free        Delaware           Delaware       Delaware National
                                                       USA Fund         Tax-Free Insured     Tax-Free USA         High-Yield
                                                                              Fund           Intermediate    Municipal Bond Fund
                                                                                                 Fund
------------------------------------------------ ---------------------- ------------------ ----------------- ---------------------
As a percentage of average daily net assets              0.55%                0.50%             0.35%*              0.34%*
------------------------------------------------ ---------------------- ------------------ ----------------- ---------------------

*Reflects a voluntary waiver of fees by the manager.


Portfolio managers
Patrick P. Coyne and Mitchell L. Conery have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Coyne has been managing Delaware Tax-Free USA Intermediate Fund since its inception, Delaware Tax-Free Insured and Delaware Tax-Free USA Fund since July 1, 1994 and Delaware National High-Yield Municipal Bond Fund since May 1, 1997. Mr. Conery became co-manager of Delaware Tax-Free USA Intermediate Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Fund in January 1997 and of Delaware National High-Yield Municipal Bond Fund on May 1, 1997.

Patrick P. Coyne, Vice President/Senior Portfolio Manager, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investment's fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts.

Mitchell L. Conery, Vice President/Senior Portfolio Manager, joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                Board of Trustees

Investment manager                                The Funds               Custodians
Delaware Management Company                                               Delaware Tax-Free USA Fund
One Commerce Square                                                       Delaware Tax-Free Insured Fund
Philadelphia, PA 19103                                                    Delaware Tax-Free USA Intermediate Fund
                                                                          The Chase Manhattan Bank
                                                                          4 Chase Metrotech Center
                                                                          Brooklyn, NY 11245

Distributor                                                               Delaware National High-Yield
Delaware Distributors, L.P.                                               Municipal Bond Fund
One Commerce Square                                                       Mellon Bank, N.A.
Philadelphia, PA 19103                                                    One Mellon Center
                                                                          Pittsburgh, PA 15258


Portfolio managers                                                        Service agent
(see page __ for details)                                                 Delaware Service
                                                                          Company, Inc.
                                                                          One Commerce Square
                                                                          Philadelphia, PA 19103

                               Financial Advisers
                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 3.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge. Class A shares of Delaware Tax-Free USA Intermediate Fund have an up-front sales charge of 2.75%.

o If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (0.25% for Delaware National High-Yield Municipal Bond Fund) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances noted in the table below.

Class A sales charges
-------------------------------------------------------------------------------------------------------------------------------
                       Delaware Tax-Free USA Fund, Delaware Tax-Free            Delaware Tax-Free USA Intermediate Fund
                         Insured Fund, Delaware National High-Yield
                                    Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
Amount of purchase  Sales charge as   Sales charge as       Dealer's      Sales charge as   Sales charge as       Dealer's
                           %            % of amount     Commission as %    % of offering      % of amount     Commission as %
                      of offering         invested        of offering          price            invested        of offering
                         price                               price                                                 price
-------------------------------------------------------------------------------------------------------------------------------
    Less than            3.75%             3.90%             3.25%             2.75%             2.83%             2.35%
      $100,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    $100,000 but          3.00%             3.09%             2.50%             2.00%             2.04%             1.75%
   under $250,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    $250,000 but          2.50%             2.56%             2.00%             1.00%             1.01%             0.75%
   under $500,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    $500,000 but          2.00%             2.04%             1.75%             1.00%             1.01%             0.75%
  under $1 million
-------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year for all Funds and 0.50% if you redeem them within the second year for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware National High-Yield Municipal Bond Fund, unless a specific waiver of the charge applies.

-----------------------------------------------------------------------------------------------------------------------------
    Amount of      Sales charge as %   Sales charge as % of amount invested              Dealer's commission as %
    purchase       of offering price                                                         of offering price
------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Tax-Free USA   Delaware Tax-Free USA
                                                                                       Fund,             Intermediate Fund
                                                     All Funds                   Delaware Tax-Free
                                                                                   Insured Fund,
                                                                                 Delaware National
                                                                               High-Yield Municipal
                                                                                     Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
$1 million up to          none                         none                            1.00%                   0.50%
   $5 million
------------------------------------------------------------------------------------------------------------------------------
Next $20 million          none                         none                            0.50%                   0.25%
Up to $25 million
------------------------------------------------------------------------------------------------------------------------------
 Amount over $25          none                         none                            0.25%                   0.25%
     million
------------------------------------------------------------------------------------------------------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them (three years for Delaware Tax-Free USA Intermediate Fund).

o If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 4%. The contingent deferred sales charge is 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter. For Delaware Tax-Free USA Intermediate Fund, the contingent deferred sales charge is 2% during the first two years, 1% during the third year and 0% thereafter.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.


o For approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund) after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund) after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (0.25% for Delaware National High-Yield Municipal Bond Fund). Conversion may occur as late as three months after, as applicable, the eighth or fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase up to $250,000 of Class B shares at any one time.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.


o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------------------------------------------------------------------------------------------------------------
Program                         How it works                                                      Share class
                                                                                  A                    B                     C
-----------------------------------------------------------------------------------------------------------------------------------
Letter of Intent                Through a Letter of Intent you agree to           X        Although the Letter of Intent and
                                invest a certain amount in Delaware                        Rights of Accumulation do not apply to
                                Investments Funds (except money market                     the purchase of Class B and Class C
                                funds with no sales charge) over a                         shares, you can combine your purchase
                                13-month period to qualify for reduced                     of Class A shares with your purchase
                                front-end sales charges.                                   of Class B and Class C shares to
                                                                                           fulfill your Letter of Intent or
                                                                                           qualify for Rights of Accumulation.
-----------------------------------------------------------------------------------------------------------------------------------
Rights of Accumulation          You can combine your holdings or                  X
                                purchases of all funds in the Delaware
                                Investments family (except money market
                                funds with no sales charge) as well as
                                the holdings and purchases of your
                                spouse and children under 21 to qualify
                                for reduced front-end sales charges.
-----------------------------------------------------------------------------------------------------------------------------------
Reinvestment of                 Up to 12 months after you redeem             For           For Class B, your              Not
Redeemed Shares                 shares, you can reinvest the                 Class A       account will be                available.
                                proceeds without paying a sales              you will      credited with be
                                charge as noted to the right.                not have      contingent
                                                                             to pay an     deferred sales
                                                                             additional    charge you
                                                                             front-end     previously paid on
                                                                             sales         the amount you
                                                                             charge.       are investing.
                                                                                           Your schedule for
                                                                                           contingent deferred
                                                                                           sales charges and
                                                                                           conversion to
                                                                                           Class A will not
                                                                                           start over again; it
                                                                                           will pick up from
                                                                                           the point at which
                                                                                           you redeemed
                                                                                           your shares.
-----------------------------------------------------------------------------------------------------------------------------------

How to buy shares

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Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application with your check.


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By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine each Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

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Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

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By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


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Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.


Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for Uniform Gift to Minors Act or Uniform Transfer to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.


Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments Fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however your bank may assess one.


MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
For each Fund, dividends, if any, are paid monthly, while any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from these Funds is the same whether you reinvest your dividends or receive them in cash.


Dividends paid by the Funds are generally expected to be exempt from federal income tax. However, a portion of each Fund's dividends may be derived from income on "private activity" municipal bonds and a preference item under federal tax law and subject to the federal alternative minimum tax. Also, dividends must be included in the tax base for determining how much, if any, of a shareholder's Social Security benefits are subject to federal income tax. Shareholders are required to disclose tax-exempt interest received from the Funds on their federal income tax returns.


Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. Gain from the sale of a tax-exempt bond that was bought after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount. In addition, you may be subject to state and local taxes on distributions.

The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution, a portion of the investment will be returned as a taxable distribution.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges. No portion of a Fund's distributions will be eligible for the dividends-received deduction for corporations. A Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number, or if the IRS instructs a Fund to do so.

Certain management considerations



Fund companies

The Funds are separate series of the investment companies shown below.


Delaware Group Tax-Free Fund
         Delaware Tax-Free USA Fund
         Delaware Tax-Free Insured Fund
         Delaware Tax-Free USA Intermediate Fund


Voyageur Mutual Funds
         Delaware National High-Yield Municipal Bond Fund

Financial highlights
The financial highlights tables are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Funds' annual report. The information for Delaware National High-Yield Municipal Bond Fund's fiscal years ended for the periods presented from January 1, 1997 to August 31, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. Information for periods presented through December 31, 1996 has been audited by the Fund's previous independent auditors. The Funds' annual report is available upon request by calling 800.523.1918.

--------------------------------------- ------------------------------------------------
                                                            Class A
                                                        Year Ended 8/31
                                        ------------------------------------------------
Delaware Tax-Free USA Fund                2000      1999     1998      1997      1996
--------------------------------------- --------- --------- -------- --------- ---------

--------------------------------------- --------- --------- -------- --------- ---------
Net asset value, beginning of period     $10.890   $11.830  $11.710   $11.550   $12.070
--------------------------------------- --------- --------- -------- --------- ---------
Income (loss) from investment operations:
--------------------------------------- --------- --------- -------- --------- ---------
Net investment income                      0.587     0.593    0.597     0.666     0.696
--------------------------------------- --------- --------- -------- --------- ---------
Net realized and unrealized gain
  (loss) on investments                   (0.060)   (0.916)   0.310     0.210    (0.460)
                                         -------   -------    -----     -----   -------
--------------------------------------- --------- --------- -------- --------- ---------
Total from investment operations           0.527    (0.323)   0.907     0.876     0.236
                                           -----   -------    -----     -----     -----
--------------------------------------- --------- --------- -------- --------- ---------
Less dividends and distributions:
--------------------------------------- --------- --------- -------- --------- ---------
Dividends from net investment income      (0.587)   (0.593)  (0.597)   (0.666)   (0.696)
--------------------------------------- --------- --------- -------- --------- ---------
Distributions from net realized gain
  on investments                             ---    (0.024)  (0.190)   (0.050)   (0.060)
                                        ---------   -------  -------   -------   -------
--------------------------------------- --------- --------- -------- --------- ---------
Total dividends and distributions         (0.587)   (0.617)  (0.787)   (0.716)   (0.756)
                                         -------   -------  -------   -------   -------
--------------------------------------- --------- --------- -------- --------- ---------
Net asset value, end of period           $10.830   $10.890  $11.830   $11.710   $11.550
                                         =======   =======  =======   =======   =======
--------------------------------------- --------- --------- -------- --------- ---------
Total return(2)                            5.11%   (2.90%)    8.00%     7.79%     1.91%
--------------------------------------- --------- --------- -------- --------- ---------
Ratios and supplemental data:
--------------------------------------- --------- --------- -------- --------- ---------
Net assets, end of period (000
  omitted)                              $421,136  $485,240  $586,848 $615,852  $700,853
--------------------------------------- --------- --------- -------- --------- ---------
Ratio of expenses to average net
  assets                                   0.97%     1.00%    0.97%     0.94%     0.94%
--------------------------------------- --------- --------- -------- --------- ---------
Ratio of net investment income to
  average net assets                       5.54%     5.13%    5.08%     5.73%     5.82%
--------------------------------------- --------- --------- -------- --------- ---------
Portfolio turnover                           76%       59%      81%       44%       42%
--------------------------------------- --------- --------- -------- --------- ---------

[RESTUB TABLE]

---------------------------------------  -------------------------------------------------
                                                             Class B
                                                         Year Ended 8/31
                                         -------------------------------------------------
Delaware Tax-Free USA Fund                 2000      1999      1998      1997      1996
---------------------------------------  --------- --------- --------- --------- ---------

---------------------------------------  --------- --------- --------- --------- ---------
Net asset value, beginning of period      $10.890   $11.830   $11.710   $11.550   $12.070
---------------------------------------  --------- --------- --------- --------- ---------
Income (loss) from investment operations:
---------------------------------------  --------- --------- --------- --------- ---------
Net investment income                       0.502     0.500     0.503     0.573     0.600
---------------------------------------  --------- --------- --------- --------- ---------
Net realized and unrealized gain
  (loss) on investments                    (0.060)   (0.916)    0.310     0.210    (0.460)
                                         --------   -------     -----     -----   -------
---------------------------------------  --------- --------- --------- --------- ---------
Total from investment operations            0.442   (0.416)     0.813     0.783     0.140
                                         --------   -------     -----     -----     -----
---------------------------------------  --------- --------- --------- --------- ---------
Less dividends and distributions:
---------------------------------------  --------- --------- --------- --------- ---------
Dividends from net investment income       (0.502)   (0.500)   (0.503)   (0.573)   (0.600)
---------------------------------------  --------- --------- --------- --------- ---------
Distributions from net realized gain
  on investments                              ---    (0.024)   (0.190)   (0.050)   (0.060)
                                         ---------   -------   -------   -------   -------
---------------------------------------  --------- --------- --------- --------- ---------
Total dividends and distributions          (0.502)   (0.524)   (0.693)   (0.623)   (0.660)
                                          -------   -------   -------   -------   -------
---------------------------------------  --------- --------- --------- --------- ---------
Net asset value, end of period            $10.830   $10.890   $11.830   $11.710   $11.550
                                          =======   =======   =======   =======   =======
---------------------------------------  --------- --------- --------- --------- ---------
Total return(2)                             4.27%   (3.67%)     7.15%     6.94%     1.11%
---------------------------------------  --------- --------- --------- --------- ---------
Ratios and supplemental data:
---------------------------------------  --------- --------- --------- --------- ---------
Net assets, end of period (000
  omitted)                                $26,059   $34,289   $36,919   $35,055   $29,773
---------------------------------------  --------- --------- --------- --------- ---------
Ratio of expenses to average net
  assets                                    1.77%     1.80%     1.77%     1.74%     1.74%
---------------------------------------  --------- --------- --------- --------- ---------
Ratio of net investment income to
  average net assets                        4.74%     4.33%     4.28%     4.93%     5.03%
---------------------------------------  --------- --------- --------- --------- ---------
Portfolio turnover                            76%       59%       81%       44%       42%
---------------------------------------  --------- --------- --------- --------- ---------

[RESTUB TABLE]

---------------------------------------  ------------------------------------ ----------
                                                       Class C                 Period
                                                   Year Ended 8/31           11/29/95(1)
                                         -----------------------------------   through
Delaware Tax-Free USA Fund                2000      1999     1998      1997     8/31/96
---------------------------------------  -------- --------- -------- -------- ----------

---------------------------------------  -------- --------- -------- -------- ----------
Net asset value, beginning of period     $10.890   $11.830  $11.710  $11.550    $12.230
---------------------------------------  -------- --------- -------- -------- ----------
Income (loss) from investment operations:
---------------------------------------  -------- --------- -------- -------- ----------
Net investment income                      0.502     0.500    0.504    0.573      0.450
---------------------------------------  -------- --------- -------- -------- ----------
Net realized and unrealized gain
  (loss) on investments                   (0.060)   (0.916)   0.310    0.210     (0.620)
                                         -------   -------    -----    -----    -------
---------------------------------------  -------- --------- -------- -------- ----------
Total from investment operations           0.442    (0.416)   0.814    0.783     (0.170)
                                           -----   -------    -----    -----    -------
---------------------------------------  -------- --------- -------- -------- ----------
Less dividends and distributions:
---------------------------------------  -------- --------- -------- -------- ----------
Dividends from net investment income      (0.502)   (0.500)  (0.504)  (0.573)    (0.450)
---------------------------------------  -------- --------- -------- -------- ----------
Distributions from net realized gain
  on investments                             ---    (0.024)  (0.190)  (0.050)    (0.060)
                                         -------   -------  -------  -------    -------
---------------------------------------  -------- --------- -------- -------- ----------
Total dividends and distributions         (0.502)   (0.524)  (0.694)  (0.623)    (0.510)
                                         -------   -------  -------  -------    -------
---------------------------------------  -------- --------- -------- -------- ----------
Net asset value, end of period           $10.830   $10.890  $11.830  $11.710    $11.550
                                         =======   =======  =======  =======    =======
---------------------------------------  -------- --------- -------- -------- ----------
Total return(2)                            4.27%    (3.67%)   7.15%    6.94%     (1.44%)
---------------------------------------  -------- --------- -------- -------- ----------
Ratios and supplemental data:
---------------------------------------  -------- --------- -------- -------- ----------
Net assets, end of period (000
  omitted)                                $1,851    $3,415   $2,343   $1,505       $805
---------------------------------------  -------- --------- -------- -------- ----------
Ratio of expenses to average net
  assets                                   1.77%     1.80%    1.77%    1.74%      1.74%
---------------------------------------  -------- --------- -------- -------- ----------
Ratio of net investment income to
  average net assets                       4.74%     4.33%    4.28%    4.93%      5.03%
---------------------------------------  -------- --------- -------- -------- ----------
Portfolio turnover                           76%       59%      81%      44%        42%
---------------------------------------  -------- --------- -------- -------- ----------


(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

------------------------------------- ------------------------------------------------
Delaware Tax-Free Insured Fund                            Class A
                                                      Year Ended 8/31
                                      ------------------------------------------------
                                         2000      1999      1998      1997      1996
------------------------------------- -------- --------- --------- --------- ---------

------------------------------------- -------- --------- --------- --------- ---------
Net asset value, beginning of
  period                              $10.360   $11.150   $11.050   $10.860   $11.050
------------------------------------- -------- --------- --------- --------- ---------
Income (loss) from investment operations:
------------------------------------- -------- --------- --------- --------- ---------
Net investment income                   0.513     0.510     0.517     0.573     0.588
------------------------------------- -------- --------- --------- --------- ---------
Net realized and unrealized gain
  (loss) on investments                 0.030   (0.667)     0.295     0.281   (0.160)
                                        -----   -------     -----     -----   -------
------------------------------------- -------- --------- --------- --------- ---------
Total from investment operations        0.543   (0.157)     0.812     0.854     0.428
                                        -----   -------     -----     -----     -----
------------------------------------- -------- --------- --------- --------- ---------

------------------------------------- -------- --------- --------- --------- ---------
Less dividends and distributions:
------------------------------------- -------- --------- --------- --------- ---------
Dividends from net investment income  (0.513)   (0.510)   (0.517)   (0.573)   (0.588)
------------------------------------- -------- --------- --------- --------- ---------
Distributions from net realized
  gain on investments                     ---   (0.123)   (0.195)   (0.091)   (0.030)
                                          ---   -------   -------   -------   -------
------------------------------------- -------- --------- --------- --------- ---------
Total dividends and distributions     (0.513)   (0.633)   (0.712)   (0.664)   (0.618)
                                      -------   -------   -------   -------   -------
------------------------------------- -------- --------- --------- --------- ---------

------------------------------------- -------- --------- --------- --------- ---------
Net asset value, end of period        $10.390   $10.360   $11.150   $11.050   $10.860
                                      =======   =======   =======   =======   =======
------------------------------------- -------- --------- --------- --------- ---------

------------------------------------- -------- --------- --------- --------- ---------
Total return(2)                         5.50%   (1.48%)     7.57%     8.07%     3.88%
------------------------------------- -------- --------- --------- --------- ---------

------------------------------------- -------- --------- --------- --------- ---------
Ratios and supplemental data:
------------------------------------- -------- --------- --------- --------- ---------
Net assets, end of period (000
  omitted)                            $61,722   $68,422   $74,246   $78,377   $81,149
------------------------------------- -------- --------- --------- --------- ---------
Ratio of expenses to average net
  assets                                0.95%     0.97%     1.10%     1.05%     0.98%
------------------------------------- -------- --------- --------- --------- ---------
Ratio of net investment income to
  average net assets                    5.07%     4.74%     4.65%     5.23%     5.29%
------------------------------------- -------- --------- --------- --------- ---------
Portfolio turnover                       117%       48%       63%       42%       45%
------------------------------------- -------- --------- --------- --------- ---------

[RESTUB TABLE]

-------------------------------------  ------------------------------------------------
Delaware Tax-Free Insured Fund                             Class B
                                                       Year Ended 8/31
                                       ------------------------------------------------
                                           2000      1999      1998      1997     1996
-------------------------------------  --------- --------- --------- --------- --------

-------------------------------------  --------- --------- --------- --------- --------
Net asset value, beginning of
  period                                    $10.360   $11.150   $11.050   $10.860  $11.050
-------------------------------------     --------- --------- --------- --------- --------
Income (loss) from investment operations:
-------------------------------------     --------- --------- --------- --------- --------
Net investment income                         0.432     0.430     0.427     0.485    0.499
-------------------------------------     --------- --------- --------- --------- --------
Net realized and unrealized gain
  (loss) on investments                       0.030   (0.667)     0.295     0.281  (0.160)
                                              -----   -------     -----     -----  -------
-------------------------------------     --------- --------- --------- --------- --------
Total from investment operations              0.462   (0.237)     0.722     0.766    0.339
                                              -----   -------     -----     -----    -----
-------------------------------------     --------- --------- --------- --------- --------

-------------------------------------     --------- --------- --------- --------- --------
Less dividends and distributions:
-------------------------------------     --------- --------- --------- --------- --------
Dividends from net investment income         (0.432)   (0.430)   (0.427)   (0.485)  (0.499)
-------------------------------------     --------- --------- --------- --------- --------
Distributions from net realized
  gain on investments                           ---    (0.123)   (0.195)   (0.091)  (0.030)
                                                ---    -------   -------   -------  -------
-------------------------------------     --------- --------- --------- --------- --------
Total dividends and distributions            (0.432)   (0.553)   (0.622)   (0.576)  (0.529)
                                            -------   -------   -------   -------  -------
-------------------------------------     --------- --------- --------- --------- --------

-------------------------------------     --------- --------- --------- --------- --------
Net asset value, end of period              $10.390   $10.360   $11.150   $11.050  $10.860
                                            =======   =======   =======   =======  =======
-------------------------------------     --------- --------- --------- --------- --------

-------------------------------------     --------- --------- --------- --------- --------
Total return(2)                               4.66%   (2.27%)     6.72%     7.21%    3.05%
-------------------------------------     --------- --------- --------- --------- --------

-------------------------------------     --------- --------- --------- --------- --------
Ratios and supplemental data:
-------------------------------------     --------- --------- --------- --------- --------
Net assets, end of period (000
  omitted)                                   $4,990    $5,022    $4,268    $3,619   $3,375
-------------------------------------     --------- --------- --------- --------- --------
Ratio of expenses to average net
  assets                                      1.75%     1.77%     1.90%     1.85%    1.78%
-------------------------------------     --------- --------- --------- --------- --------
Ratio of net investment income to
  average net assets                          4.27%     3.94%     3.85%     4.43%    4.48%
-------------------------------------     --------- --------- --------- --------- --------
Portfolio turnover                             117%       48%       63%       42%      45%
-------------------------------------     --------- --------- --------- --------- --------

[RESTUB TABLE]

-------------------------------------  -------------------------------------- ----------
Delaware Tax-Free Insured Fund                        Class C                   Period
                                                  Year Ended 8/31             11/29/95(1)
                                       --------------------------------------   through
                                           2000     1999      1998      1997    8/31/96
-------------------------------------  --------- -------- --------- --------- ----------

-------------------------------------  --------- -------- --------- --------- ----------
Net asset value, beginning of
  period                                     $10.360  $11.150   $11.050   $10.860    $11.260
-------------------------------------      --------- -------- --------- --------- ----------
Income (loss) from investment operations:
-------------------------------------      --------- -------- --------- --------- ----------
Net investment income                          0.432    0.430     0.425     0.485      0.375
-------------------------------------      --------- -------- --------- --------- ----------
Net realized and unrealized gain
  (loss) on investments                        0.030  (0.667)     0.295     0.281    (0.370)
                                               -----  -------     -----     -----    -------
-------------------------------------      --------- -------- --------- --------- ----------
Total from investment operations               0.462  (0.237)     0.720     0.766      0.005
                                               -----  -------     -----     -----      -----
-------------------------------------      --------- -------- --------- --------- ----------

-------------------------------------      --------- -------- --------- --------- ----------
Less dividends and distributions:
-------------------------------------      --------- -------- --------- --------- ----------
Dividends from net investment income          (0.432)  (0.430)   (0.425)   (0.485)    (0.375)
-------------------------------------      --------- -------- --------- --------- ----------
Distributions from net realized
  gain on investments                            ---  (0.123)   (0.195)   (0.091)    (0.030)
                                                 ---  -------   -------   -------    -------
-------------------------------------      --------- -------- --------- --------- ----------
Total dividends and distributions             (0.432)  (0.553)   (0.620)   (0.576)    (0.405)
                                             -------  -------   -------   -------    -------
-------------------------------------      --------- -------- --------- --------- ----------

-------------------------------------      --------- -------- --------- --------- ----------
Net asset value, end of period               $10.390  $10.360   $11.150   $11.050    $10.860
                                             =======  =======   =======   =======    =======
-------------------------------------      --------- -------- --------- --------- ----------

-------------------------------------      --------- -------- --------- --------- ----------
Total return(2)                                4.66%  (2.27%)     6.72%     7.21%      0.01%
-------------------------------------      --------- -------- --------- --------- ----------

-------------------------------------      --------- -------- --------- --------- ----------
Ratios and supplemental data:
-------------------------------------      --------- -------- --------- --------- ----------
Net assets, end of period (000
  omitted)                                      $813   $1,502      $321       $89       $120
-------------------------------------      --------- -------- --------- --------- ----------
Ratio of expenses to average net
  assets                                       1.75%    1.77%     1.90%     1.85%      1.78%
-------------------------------------      --------- -------- --------- --------- ----------
Ratio of net investment income to
  average net assets                           4.27%    3.94%     3.85%     4.43%      4.48%
-------------------------------------      --------- -------- --------- --------- ----------
Portfolio turnover                              117%      48%       63%       42%        45%
-------------------------------------      --------- -------- --------- --------- ----------

(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

-------------------------------------- -------------------------------------------- -----------------------------------------------
                                                           Class A                                       Class B
                                                       Year Ended 8/31                               Year Ended 8/31
                                        -------------------------------------------- ----------------------------------------------
Delaware Tax-Free
USA Intermediate Fund                     2000    1999      1998     1997     1996     2000     1999     1998       1997     1996
                                        ------- -------- --------- -------- -------- --------- ------- --------- --------- --------
Net asset value, beginning of
period                                 $10.270 $10.710   $10.460  $10.320  $10.410   $10.270  $10.710  $10.460   $10.320   $10.410
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Income (loss) from investment
 operations:
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Net investment income                   0.474    0.478     0.501    0.524    0.550     0.388   0.387     0.411     0.436     0.460
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Net realized and unrealized gain
(loss) on investments                   0.090  (0.440)     0.250    0.140  (0.090)     0.090  (0.440)    0.250     0.140   (0.090)
                                        -----  -------     -----    -----  -------     -----  -------    -----     -----   -------
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Total from investment operations        0.564    0.038     0.751    0.664    0.460     0.478  (0.053)    0.661     0.576     0.370
                                        -----    -----     -----    -----    -----     -----  -------    -----     -----     -----
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------

-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Less dividends and distributions:
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Dividends from net investment income   (0.474) (0.478)   (0.501)  (0.524)  (0.550)   (0.388)  (0.387)  (0.411)   (0.436)   (0.460)
                                       ------- -------   -------  -------  -------   -------  -------  -------   -------   -------
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Total dividends                        (0.474) (0.478)   (0.501)  (0.524)  (0.550)   (0.388)  (0.387)  (0.411)   (0.436)   (0.460)
                                       ------- -------   -------  -------  -------   -------  -------  -------   -------   -------
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------

-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Net asset value, end of period         $10.360 $10.270   $10.710  $10.460  $10.320   $10.360  $10.270  $10.710   $10.460   $10.320
                                       ======= =======   =======  =======  =======   =======  =======  =======   =======   =======
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------

-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Total return(2)                         5.69%    0.29%     7.34%    6.57%    4.52%     4.80%  (0.56%)    6.43%     5.67%     3.63%
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------

-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Ratios and supplemental data:
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Net assets, end of period (000
omitted)                               $20,646 $25,186   $22,562  $21,635  $22,617    $1,751  $2,195    $1,933    $1,832    $1,490
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Ratio of expenses to average net
assets                                  0.80%    0.79%     0.67%    0.43%    0.25%     1.65%   1.64%     1.52%     1.28%     1.10%
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Ratio of expenses to average net
assets prior to expense limitation and
expenses paid indirectly                 0.95%    0.96%     1.33%    1.02%    0.95%     1.80%   1.81%     2.18%     1.87%     1.80%
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Ratio of net investment income to
      average net assets                4.65%    4.47%     4.73%    5.03%    5.29%     3.80%   3.62%     3.88%     4.18%     4.44%
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Ratio of net investment income to
average  net assets prior to expense
limitation and expenses paid
indirectly                              4.50%     4.25%     4.07%    4.44%    4.59%    3.65%   3.40%     3.22%     3.59%     3.74%
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------
Portfolio turnover                       199%      109%      104%      34%      15%     199%    109%      104%       34%       15%
-------------------------------------- ------- -------- --------- -------- -------- --------- ------- --------- --------- ---------

                               [RESTUBBED TABLE]



-------------------------------------- ------------------------------------ ----------
                                                       Class C
                                                   Year Ended 8/31             Period
                                        ------------------------------------ 11/29/95(1)
Delaware Tax-Free                                                              through
USA Intermediate Fund                     2000      1999     1998     1997     8/31/96
                                        --------- --------- -------- ------- ----------
Net asset value, beginning of
period                                  $10.270   $10.710  $10.460  $10.320   $10.480
-------------------------------------- --------- --------- -------- ------- ----------
Income (loss) from investment
 operations:
-------------------------------------- --------- --------- -------- ------- ----------
Net investment income                     0.388     0.387    0.411   0.436      0.350
-------------------------------------- --------- --------- -------- ------- ----------
Net realized and unrealized gain
(loss) on investments                     0.090   (0.440)    0.250   0.140    (0.160)
                                          -----   -------    -----   -----    -------
-------------------------------------- --------- --------- -------- ------- ----------
Total from investment operations          0.478   (0.053)    0.661   0.576      0.190
                                          -----   -------    -----   -----      -----
-------------------------------------- --------- --------- -------- ------- ----------

-------------------------------------- --------- --------- -------- ------- ----------
Less dividends and distributions:
-------------------------------------- --------- --------- -------- ------- ----------
Dividends from net investment income    (0.388)   (0.387)  (0.411)  (0.436)   (0.350)
                                        -------   -------  -------  -------   -------
-------------------------------------- --------- --------- -------- ------- ----------
Total dividends                         (0.388)   (0.387)  (0.411)  (0.436)   (0.350)
                                        -------   -------  -------  -------   -------
-------------------------------------- --------- --------- -------- ------- ----------

-------------------------------------- --------- --------- -------- ------- ----------
Net asset value, end of period          $10.360   $10.270  $10.710  $10.460   $10.320
                                        =======   =======  =======  =======   =======
-------------------------------------- --------- --------- -------- ------- ----------

-------------------------------------- --------- --------- -------- ------- ----------
Total return(2)                           4.80%   (0.56%)    6.43%   5.67%      1.84%
-------------------------------------- --------- --------- -------- ------- ----------

-------------------------------------- --------- --------- -------- ------- ----------
Ratios and supplemental data:
-------------------------------------- --------- --------- -------- ------- ----------
Net assets, end of period (000
omitted)                                 $2,441    $3,310   $1,996  $1,426       $193
-------------------------------------- --------- --------- -------- ------- ----------
Ratio of expenses to average net
assets                                    1.65%     1.64%    1.52%   1.28%      1.10%
-------------------------------------- --------- --------- -------- ------- ----------
Ratio of expenses to average net
assets prior to expense limitation and
expenses paid indirectly                  1.80%     1.81%    2.18%   1.87%      1.80%
-------------------------------------- --------- --------- -------- ------- ----------
Ratio of net investment income to
      average net assets                  3.80%     3.62%    3.88%   4.18%      4.44%
-------------------------------------- --------- --------- -------- ------- ----------
Ratio of net investment income to
average  net assets prior to expense
limitation and expenses paid
indirectly                                3.65%     3.40%    3.22%   3.59%      3.74%
-------------------------------------- --------- --------- -------- ------- ----------
Portfolio turnover                         199%      109%     104%     34%        15%
-------------------------------------- --------- --------- -------- ------- ----------

(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects an expense limitation.

-------------------------------------- -------------------------------------------------------------
                                                                Class A
                                       -------------------------------------------------------------
                                                          Eight                  Period
                                          Year     Year   Months      Year       8/1/96       Year
Delaware National High-Yield             Ended    Ended   Ended      Ended       through      Ended
Municipal Bond Fund                     8/31/00  8/31/99 8/31/98(1) 12/31/97(2)  12/31/96(3)  7/31/96
-------------------------------------- --------- ------- --------- ---------- ----------     --------
-------------------------------------- --------- ------- --------- ---------- ----------     --------
Net asset value, beginning of
  period                                $10.340  $10.800  $10.720    $10.400    $10.190      $10.170
--------------------------------------  -------  -------  -------    -------    -------      -------
Income (loss) from investment
  operations:
--------------------------------------  -------  -------  -------    -------    -------      -------
Net investment income                     0.564    0.557    0.398      0.648      0.260        0.630
--------------------------------------  -------  -------  -------    -------    -------      -------
Net realized and unrealized gain
  (loss) on investments                  (0.393)  (0.435)   0.115      0.390      0.210        0.140
                                        -------  -------  -------    -------    -------      -------
--------------------------------------  -------  -------  -------    -------    -------      -------
Total from investment operations          0.171    0.122    0.513      1.038      0.470        0.770
                                        -------  -------  -------    -------    -------      -------
--------------------------------------  -------  -------  -------    -------    -------      -------
Less dividends and distributions:
--------------------------------------  -------  -------  -------    -------    -------      -------
Dividends from net investment income     (0.561)  (0.557)  (0.398)    (0.647)    (0.260)      (0.630)
--------------------------------------  -------  -------  -------    -------    -------      -------
Distributions from net realized gain
  on investments                            ---   (0.025)  (0.035)    (0.071)       ---       (0.120)
                                        -------  -------  -------    -------    -------      -------
--------------------------------------  -------  -------  -------    -------    -------      -------
Total dividends and distributions        (0.561)  (0.582)  (0.433)    (0.718)    (0.260)      (0.750)
                                        -------  -------  -------    -------    -------      -------
--------------------------------------  -------  -------  -------    -------    -------      -------
Net asset value, end of period           $9.950  $10.340  $10.800    $10.720    $10.400      $10.190
                                         ======  =======  =======    =======    =======      =======
--------------------------------------  -------  -------  -------    -------    -------      -------
Total return(5)                           1.85%    1.08%    4.87%     10.32%      4.52%        7.78%
--------------------------------------  -------  -------  -------    -------    -------      -------
Ratios and supplemental data:
--------------------------------------  -------  -------  -------    -------    -------      -------
Net assets, end of period (000
  omitted)                              $78,207  $86,013  $69,606    $55,458    $59,105      $63,460
--------------------------------------  -------  -------  -------    -------    -------      -------
Ratio of expenses to average net
  assets                                  1.00%    1.00%    0.92%      0.84%      0.87%(6)     0.85%
--------------------------------------  -------  -------  -------    -------    -------      -------
Ratio of expenses to average net
  assets prior to expense limitation
  and expenses paid indirectly            1.21%    1.22%    1.12%      1.12%      1.07%(6)     0.96%
--------------------------------------  -------  -------  -------    -------    -------      -------
Ratio of net investment income to
  average net assets                      5.71%    5.18%    5.52%      6.15%      6.06%(6)     6.10%
--------------------------------------  -------  -------  -------    -------    -------      -------
Ratio of net investment income to
  average net assets prior to expense
  limitation and expenses paid
  indirectly                              5.50%    4.96%    5.32%      5.87%      5.86%(6)     5.99%
--------------------------------------  -------  -------  -------    -------    -------      -------
Portfolio turnover                          61%      33%      43%        45%         7%           0%
--------------------------------------  -------  -------  -------    -------    -------      -------

--------------------------------------  -----------------------------------------------------
                                                         Class B
                                        -----------------------------------------------------
                                                             Eight                    Period
                                           Year    Year      Months     Year         12/18/96(4)
Delaware National High-Yield               Ended   Ended     Ended      Ended        through
Municipal Bond Fund                       8/31/00  8/31/99  8/31/98(1) 12/31/97(2)   12/31/96
--------------------------------------   -------- -------- --------   ----------   ----------
--------------------------------------   -------  -------  -------     -------      -------
Net asset value, beginning of
  period                                 $10.360  $10.820  $10.730     $10.400      $10.370
--------------------------------------   -------  -------  -------     -------      -------
Income (loss) from investment
  operations:
--------------------------------------   -------  -------  -------     -------      -------
Net investment income                      0.491    0.476    0.348       0.534        0.010
--------------------------------------   -------  -------  -------     -------      -------
Net realized and unrealized gain
  (loss) on investments                   (0.384)  (0.435)   0.122       0.433        0.030
                                         -------  -------  -------     -------      -------
--------------------------------------   -------  -------  -------     -------      -------
Total from investment operations           0.107    0.041    0.470       0.967        0.040
                                         -------  -------  -------     -------      -------
--------------------------------------   -------  -------  -------     -------      -------
Less dividends and distributions:
--------------------------------------   -------  -------  -------     -------      -------
Dividends from net investment income      (0.487)  (0.476)  (0.345)     (0.566)      (0.010)
--------------------------------------   -------  -------  -------     -------      -------
Distributions from net realized gain
  on investments                             ---   (0.025)  (0.035)     (0.071)         ---
                                         -------  -------  -------     -------      -------
--------------------------------------   -------  -------  -------     -------      -------
Total dividends and distributions         (0.487)  (0.501)  (0.380)     (0.637)      (0.010)
                                         -------  -------  -------     -------      -------
--------------------------------------   -------  -------  -------     -------      -------
Net asset value, end of period            $9.980  $10.360  $10.820     $10.730      $10.400
                                         =======  =======  =======     =======      =======
--------------------------------------   -------  -------  -------     -------      -------
Total return(5)                            1.10%    0.42%    4.44%       9.57%        0.43%
--------------------------------------   -------  -------  -------     -------      -------
Ratios and supplemental data:
--------------------------------------   -------  -------  -------     -------      -------
Net assets, end of period (000
  omitted)                               $18,374  $21,423  $10,620      $3,573          $88
--------------------------------------   -------  -------  -------     -------      -------
Ratio of expenses to average net
  assets                                   1.75%    1.75%    1.67%       1.56%        1.45%(6)
--------------------------------------   -------  -------  -------     -------      -------
Ratio of expenses to average net
  assets prior to expense limitation
  and expenses paid indirectly             1.96%    1.97%    1.87%       1.84%        1.66%(6)
--------------------------------------   -------  -------  -------     -------      -------
Ratio of net investment income to
  average net assets                       4.96%    4.43%    4.77%       5.43%        4.65%(6)
--------------------------------------   -------  -------  -------     -------      -------
Ratio of net investment income to
  average net assets prior to expense
  limitation and expenses paid
  indirectly                               4.75%    4.21%    4.57%       5.15%        4.44%(6)
--------------------------------------   -------  -------  -------     -------      -------
Portfolio turnover                           61%      33%      43%         45%            7%
--------------------------------------   -------  -------  -------     -------      -------

--------------------------------------   -------------------------------------
                                                       Class C
                                         -------------------------------------
                                                             Eight       Period
                                           Year     Year     Months     5/26/97(4)
Delaware National High-Yield               Ended    Ended    Ended      through
Municipal Bond Fund                       8/31/00  8/31/99  8/31/98(1)  12/31/97
--------------------------------------   -------- -------- ---------   ---------
--------------------------------------   -------- -------- ---------   ---------
Net asset value, beginning of
  period                                  $10.370  $10.830   $10.740    $10.440
--------------------------------------    -------  -------   -------    -------
Income (loss) from investment
  operations:
--------------------------------------    -------  -------   -------    -------
Net investment income                       0.492    0.476     0.348      0.315
--------------------------------------    -------  -------   -------    -------
Net realized and unrealized gain
  (loss) on investments                    (0.386)  (0.435)    0.122      0.391
                                          -------  -------   -------    -------
--------------------------------------    -------  -------   -------    -------
Total from investment operations            0.106    0.041     0.470      0.706
                                          -------  -------   -------    -------
--------------------------------------    -------  -------   -------    -------
Less dividends and distributions:
--------------------------------------    -------  -------   -------    -------
Dividends from net investment income       (0.486)  (0.476)   (0.345)    (0.335)
--------------------------------------    -------  -------   -------    -------
Distributions from net realized gain
  on investments                              ---   (0.025)   (0.035)    (0.071)
                                          -------  -------   -------    -------
--------------------------------------    -------  -------   -------    -------
Total dividends and distributions          (0.486)  (0.501)   (0.380)    (0.406)
                                          -------  -------   -------    -------
--------------------------------------    -------  -------   -------    -------
Net asset value, end of period             $9.990  $10.370   $10.830    $10.740
                                          =======  =======   =======    =======
--------------------------------------    -------  -------   -------    -------
Total return(5)                             1.08%    0.32%     4.44%      6.88%
--------------------------------------    -------  -------   -------    -------
Ratios and supplemental data:
--------------------------------------    -------  -------   -------    -------
Net assets, end of period (000
  omitted)                                 $8,770  $10,267    $4,690     $1,220
--------------------------------------    -------  -------   -------    -------
Ratio of expenses to average net
  assets                                    1.75%    1.75%     1.67%      1.62%(6)
--------------------------------------    -------  -------   -------    -------
Ratio of expenses to average net
  assets prior to expense limitation
  and expenses paid indirectly              1.96%    1.97%     1.87%      1.90%(6)
--------------------------------------    -------  -------   -------    -------
Ratio of net investment income to
  average net assets                        4.96%    4.43%     4.77%      5.37%(6)
--------------------------------------    -------  -------   -------    -------
Ratio of net investment income to
  average net assets prior to expense
  limitation and expenses paid
  indirectly                                4.75%    4.21%     4.57%      5.09%(6)
--------------------------------------    -------  -------   -------    -------
Portfolio turnover                            61%      33%       43%        45%
--------------------------------------    -------  -------   -------    -------

(1) Ratios have been annualized but total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) On November 6, 1996, the Fund's shareholders approved a change of investment adviser from IFG Asset Management Services, Inc. to Voyageur Fund Managers, Inc.
(4) Commencement of operations.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects an expense limitation.
(6) Annualized.

How to read the Financial highlights


Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions-Distributions from net realized gain on investments."


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.


Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.


Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

Alternative minimum tax
A federal tax designed to ensure that individuals and corporations with large incomes owe at least some income tax.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.


Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.


Lehman Brothers Municipal Bond Index
The Lehman Brothers Municipal Bond Index is an index that includes approximately 15,000 bonds. To be included in the index, a municipal bond must meet the following criteria: a minimum credit rating of at least Baa; has been part of a deal of at least $50 million; been issued within the last 5 years, and has a maturity of at least 2 years. Bonds subject to the Alternative minimum tax are excluded. Bonds with floating or zero coupons are also excluded


Lehman Brothers Insured Municipal Bond Index
Lehman Brothers Insured Municipal Bond Index is an index that tracks approximately 5,100 municipal bonds that are backed by an issuer and have a rating of BBB or better.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Merrill Lynch 3-7 Year Municipal Bond Index
Merrill Lynch 3-7 Year Municipal Bond Index provides a broad-based measure of the performance of the U.S. tax-exempt bond market. This index tracks bonds with maturities between 3 and 7 years.


NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.



Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Tax-Free USA Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Intermediate Fund
Delaware National High-Yield Municipal Bond Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 1.202.942.8090.


Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:


o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.


Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-3850
Investment Company Act file number: 811-7742

-------------------------------------------------------------- -------------------------------- ------------------------
Fund name                                                      CUSIP number                     NASDAQ symbol
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free USA Fund A Class                             245909106                        DMTFX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free USA Fund B Class                             245909403                        DTFCX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free USA Fund C Class                             245909700                        DUSCX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free Insured Fund A Class                         245909205                        DMFIX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free Insured Fund B Class                         245909502                        DTXBX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free Insured Fund C Class                         245909809                        DTXCX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free USA Intermediate Fund A Class                245909304                        DMUSX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free USA Intermediate Fund B Class                245909601                        DUIBX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware Tax-Free USA Intermediate Fund C Class                245909882                        DUICX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware National High-Yield Municipal Bond Fund A Class       928928241                        CXHYX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware National High-Yield Municipal Bond Fund B Class       928928233                        DVNYX
-------------------------------------------------------------- -------------------------------- ------------------------
Delaware National High-Yield Municipal Bond Fund C Class       928928225                        DVHCX
-------------------------------------------------------------- -------------------------------- ------------------------


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


P-011 [--] PP 10/00

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.



INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
One Commerce Square
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
One Commerce Square
Philadelphia, PA 19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIANS
USA Fund, Insured Fund,
Intermediate Fund
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



National High-Yield Fund
Mellon Bank, N.A.
One Mellon Center
Pittsburgh, PA 15258



 -------------------------------------------------------------------------

   DELAWARE TAX-FREE USA FUND

 -------------------------------------------------------------------------

   DELAWARE TAX-FREE INSURED FUND

 -------------------------------------------------------------------------

   DELAWARE TAX-FREE USA INTERMEDIATE FUND

 -------------------------------------------------------------------------

   DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND

 -------------------------------------------------------------------------




  PART B

  STATEMENT OF
  ADDITIONAL INFORMATION
-------------------------------------------------------------------------


  OCTOBER 30, 2000



DELAWARE(SM)
INVESTMENTS
-----------

                       STATEMENT OF ADDITIONAL INFORMATION
                                October 30, 2000


                          Delaware Group Tax-Free Fund
                              Voyageur Mutual Funds


                   One Commerce Square, Philadelphia, PA 19103


       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500


     This Statement of Additional Information ("Part B") describes shares of each fund listed below (individually, a "Fund" and collectively, the "Funds"), which is a series of an open-end management investment company, commonly referred to as a mutual fund. This Part B supplements the information contained in the current Prospectus for the Funds dated October 30, 2000 as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus for the Funds may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), One Commerce Square, Philadelphia, PA 19103. The Funds' financial statements, the notes relating thereto, the financial highlights and the reports of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.


Delaware Group Tax-Free Fund ("Tax-Free Fund")
   Delaware Tax-Free USA Fund ("USA Fund")
   Delaware Tax-Free Insured Fund ("Insured Fund")
   Delaware Tax-Free USA Intermediate Fund ("Intermediate Fund")

Voyageur Mutual Funds
   Delaware National High-Yield Municipal Bond Fund ("National High-Yield Fund")

     Each Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes"). This Part B describes each Fund and each Class, except where noted.

TABLE OF CONTENTS                                     Dividends and Realized Securities Profits Distributions
Cover Page                                            Taxes
Investment Objectives and Policies                    Investment Management Agreement
Insurance                                             Officers and Trustees
Performance Information                               General Information
Trading Practices and Brokerage                       Financial Statements
Purchasing Shares                                     Appendix A
Investment Plans                                      Appendix B - Investment Objectives of the Funds
Determining Offering Price and Net Asset Value        in the Delaware Investments Family
Redemption and Exchange                               Appendix C - Description of Ratings

INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of USA Fund and of Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and as is consistent with prudent investment management and preservation of capital. Intermediate Fund pursues its investment objective by investing in municipal bonds with a dollar weighted average maturity of between three and 10 years and utilizing various investment strategies, as described below, which differ from the strategies utilized by USA Fund and Insured Fund. The investment objective of Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and as is consistent with prudent investment management and preservation of capital. Insured Fund seeks to achieve its objective by investing primarily in municipal bonds that are protected by insurance guaranteeing the payment of principal and interest, when due.


     The investment objective of National High-Yield Fund is to seek a high level of current income exempt from federal income tax primarily through investment in a portfolio of medium- and lower-grade Municipal Obligations. The Fund may invest in medium- and lower-grade Municipal Obligations rated between BBB and B- (inclusive) by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch"), Baa and B3 (inclusive) by Moody's Investors Service, Inc. ("Moody's"), comparably rated short-term Municipal Obligations and non-rated Municipal Obligations determined by the Fund's investment adviser to be of comparable quality. The Fund may also invest in higher rated securities. Investment in medium- and lower-grade Municipal Obligations involves special risks as compared with investment in higher-grade municipal securities, including potentially greater sensitivity to a general economic downturn or to a significant increase in interest rates, greater market price volatility and less liquid secondary market trading. Investment in the Fund may not be appropriate for all investors.

     The investment objective of each Fund, described above, is non-fundamental and may be changed by the Board of Trustees without shareholder approval of the affected Fund. There is no assurance that the objective of any Fund can be achieved. Bond insurance reduces the risk of loss due to default by an issuer, but such bonds remain subject to the risk that market value may shift for other reasons. Also, there is no assurance that any insurance company will meet its obligations.

     Appendix C--Description of Ratings contains excerpts describing ratings of Municipal Obligations from S&P, Moody's and Fitch.


     Each Fund invests primarily in Municipal Obligations paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal income tax. Municipal Obligations include debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. These securities include obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Some Municipal Obligations are backed by the issuer's full faith and credit while others are secured by a specific revenue source and are not backed by any general taxing power. The Funds will invest in both types of obligations. With respect to the National High-Yield Fund, Municipal Obligations also include certain derivative instruments.


     USA Fund, Insured Fund and Intermediate Fund -- USA Fund and Insured Fund seek to achieve their respective objectives by investing their assets in a nondiversified portfolio consisting primarily of intermediate obligations up to 10 years and long-term obligations up to 50 years in maturity, and Intermediate Fund seeks to achieve its objective by investing its assets in a nondiversified portfolio consisting primarily of intermediate obligations, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest income from which, in the opinion of each issuer's Counsel, is exempt from federal income tax. A Fund may invest in other debt obligations, but if it does, at least 80% of its assets will be invested in the types of securities listed above.

     The portfolio of Intermediate Fund will typically have a dollar weighted average maturity of between three and 10 years. Intermediate Fund may, from time to time, employ certain techniques to shorten or lengthen the dollar weighted average maturity of the portfolio, including futures transactions, options on futures and the purchase of debt securities at a premium or a discount. Although the dollar weighted average maturity of Intermediate Fund's portfolio will be between three and 10 years, Intermediate Fund may purchase individual securities with any maturity.

     The principal risk to which a Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of Delaware Management Company (the "Manager"). In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. Each Fund may invest in both types of bonds.

     USA Fund will normally invest at least 80% of its assets in debt obligations, as stated above, which are rated by S&P, Moody's or Fitch at the time of purchase as being within their top four grades. The fourth grade is considered a medium grade and has speculative characteristics. USA Fund may, however, invest up to 20% of its assets in securities with a rating lower than the top four and in unrated securities. These securities are speculative and may involve greater risks and have higher yields. They will only be purchased when the Manager considers them particularly attractive and their purchase to be consistent with the objective of preserving capital. Intermediate Fund intends to invest at least 90% of its portfolio in debt obligations that are either rated in the top four grades by Moody's, S&P or Fitch at the time of purchase or unrated, but in the opinion of the Manager, similar in credit quality to obligations so rated. The fourth grade is considered medium grade and may have speculative characteristics. Intermediate Fund may invest up to 10% of its assets in securities that are rated lower than the top four grades or unrated, but in the Manager's opinion similar in credit quality to obligations so rated. These securities are speculative and may involve greater risks and have higher yields. Investing in debt obligations which are not rated in the top four grades (or which have credit qualities similar to such rated obligations) entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade obligations, and which should be considered by investors contemplating an investment in the Fund. Such obligations are sometimes sold by issuers whose earnings at the time of issuance are less than the projected debt service on the obligations. The Manager will evaluate the creditworthiness of the issuer and the issuer's ability to meet its obligations to pay interest and repay principal.


     Insured Fund will normally invest at least 80% of its assets in debt obligations which are insured by various insurance companies which undertake to pay to a holder, when due, the interest or principal amount of an obligation if the interest or principal is not paid by the issuer when due. See Insurance. Insured Fund may invest a portion of its assets in debt obligations that are considered to be below investment grade. The Fund presently intends to limit such investments to no more than 5% of its assets, measured at the time of purchase.

     Each Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds purchased by USA Fund and Insured Fund will range between five and 30 years. Each Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. The Funds may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) but no Fund intends to invest more than 5% of its assets in these instruments. Short-term securities will be rated in the top two grades by a nationally-recognized statistical rating agency. The Manager will attempt to adjust the maturity structure of the portfolios to provide a high level of tax-exempt income consistent with preservation of capital.

     Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit of domestic banks and other debt instruments. In connection with defensive portfolio investments, Insured Fund may invest more than 20% of its assets in uninsured securities which may be lower rated or unrated. Such securities may involve increased risks or may generate taxable income, and each Fund will only exceed 20% of its assets in such investments for temporary defensive purposes.

     National High-Yield Fund -- National High-Yield Fund will normally invest at least 65% of its total assets in medium-and lower-grade Municipal Obligations rated, at the time of investment, between BBB and B- (inclusive) by S&P, Baa and B3 (inclusive) by Moody's, or BBB and B- (inclusive) by Fitch, or Municipal Obligations determined by the Manager to be of comparable quality.

     Medium-grade Municipal Obligations are rated BBB by S&P or Fitch, Baa by Moody's or are determined by the Manager to be of comparable quality.

     The Fund may invest in lower-grade Municipal Obligations rated, at the time of investment, no lower than B- by S&P or Fitch, or B3 by Moody's, or in municipal securities determined by the Manager to be of comparable quality. Municipal Obligations rated B by S&P or Fitch generally are regarded by S&P or Fitch, on balance, as predominantly speculative with respect to capacity to pay interest or repay principal in accordance with the terms of the obligations. While such securities will likely have some quality and protective characteristics, in S&P's or Fitch's view these are outweighed by large uncertainties or major risk exposure to adverse conditions. Securities rated B by Moody's are viewed by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     The Fund will not make initial investments in Municipal Obligations rated, at the time of investment, below B- by S&P or Fitch, or below B3 by Moody's, or in Municipal Obligations determined by the Manager to be of comparable quality. The Fund may retain Municipal Obligations which are downgraded after investment. There is no minimum rating with respect to securities that the Fund may hold if downgraded after investment.


     Investment in medium- and lower-grade securities involves special risks as compared with investment in higher-grade securities, including potentially greater sensitivity to a general economic downturn or to a significant increase in interest rates, greater market price volatility and less liquid secondary market trading. See Risk Considerations, below. There can be no assurance that the Fund will achieve its investment objective, and the Fund may not be an appropriate investment for all investors.


     At times the Manager may judge that conditions in the markets for medium- and lower-grade Municipal Obligations make pursuing the Fund's basic investment strategy of investing primarily in such Municipal Obligations inconsistent with the best interests of shareholders. At such times, the Fund may invest all or a portion of its assets in higher grade Municipal Obligations and in Municipal Obligations determined by the Manager to be of comparable quality. Although such higher grade Municipal Obligations generally entail less credit risk, such higher grade Municipal Obligations may have a lower yield than medium- and lower-grade Municipal Obligations and investment in such higher grade Municipal Obligations may result in a lower yield to Fund shareholders. The Manager also may judge that conditions in the markets for long- and intermediate-term Municipal Obligations in general make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may pursue strategies primarily designed to reduce fluctuations in the value of the Fund's assets, including investing the Fund's assets in high-quality, short-term Municipal Obligations and in high-quality, short-term taxable securities. See Taxes.

     The Fund may invest without limitation in short-term Municipal Obligations or in taxable obligations on a temporary, defensive basis due to market conditions or, with respect to taxable obligations, for liquidity purposes. Such taxable obligations, whether purchased for liquidity purposes or on a temporary, defensive basis, may include: obligations of the U.S. government, its agencies or instrumentalities; other debt securities rated within the three highest grades by either Moody's, Fitch or S&P commercial paper rated in the highest grade by any of such rating services (Prime-1, F-1+ or A-1, respectively); certificates of deposit and bankers' acceptances of domestic banks which have capital, surplus and undivided profits of over $100 million; high-grade taxable Municipal Obligations; and repurchase agreements with respect to any of the foregoing investments. The Fund also may hold its assets in cash and in securities of tax-exempt money market mutual funds.

     All Funds - Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or, except with respect to National High Yield Municipal Bond Fund, pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. A Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.


     Each Fund may also invest in "when-issued securities" for which the Fund will maintain a segregated account which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of the transaction. During this period between the date of commitment and the date of delivery, the Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This can result in a Fund having unrealized appreciation or depreciation which could affect the net asset value of its shares.

     Tax-Free Fund and Voyageur Mutual Funds are registered as open-end management investment companies and each Fund's portfolio of assets is nondiversified. Each Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because the Funds may invest their assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Funds were fully diversified. In the event a Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer were to encounter difficulties in satisfying its financial obligations. Except as set forth below, each Fund may invest without limitation in U.S. government securities or government agency securities backed by the U.S. government or its agencies or instrumentalities. Percentage limitations outlined above are determined at the time an investment is made.




     Set forth below are other more specific investment restrictions, some of which limit the percentage of assets which may be invested in certain types of securities. While the Funds are permitted, they normally do not borrow money or invest in repurchase agreements. Up to 20% of USA Fund's, Insured Fund's and Intermediate Fund's assets may be invested in securities whose interest is subject to the federal alternative minimum income tax. National High-Yield Fund may invest without limit in securities whose interest is subject to the federal alternative minimum income tax. From time to time, a substantial portion of the assets of a Fund may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company, which is believed by the Funds to be consistent with their policies and restrictions.

Municipal Obligations


     As used in this Part B, the term "Municipal Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions. With respect to National High-Yield Fund only, the term "Municipal Obligations" also includes Derivative Municipal Obligations as defined below.

     Municipal Obligations are primarily debt obligations issued to obtain funds for various public purposes such as constructing public facilities and making loans to public institutions. The two principal classifications of Municipal Obligations are general obligation bonds and revenue bonds. General obligation bonds are generally secured by the full faith and credit of an issuer possessing general taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. Revenue bonds are payable only from the revenues derived from a particular source or facility, such as a tax on particular property or revenues derived from, for example, a municipal water or sewer utility or an airport. Municipal Obligations that benefit private parties in a manner different than members of the public generally (so-called private activity bonds or industrial development bonds) are in most cases revenue bonds, payable solely from specific revenues of the project to be financed. The credit quality of private activity bonds is usually directly related to the creditworthiness of the user of the facilities (or the creditworthiness of a third-party guarantor or other credit enhancement participant, if any).


     The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

     Within these principal classifications of Municipal Obligations, there is a variety of types of municipal securities. Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indexes, such as a bank prime rate or a tax-exempt money market index. Accordingly, the yield on such obligations can be expected to fluctuate with changes in prevailing interest rates. Other Municipal Obligations are zero coupon securities, which are debt obligations which do not entitle the holder to any periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically.


     Municipal Obligations also include state or municipal leases and participation interests therein. A Fund may invest in these types of obligations without limitation. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities such as fire, sanitation or police vehicles or telecommunications equipment, buildings or other capital assets. Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the SEC. Municipal lease obligations held by a Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the appropriate Board of Trustees. Under these guidelines, a Fund's investment adviser will consider factors including, but not limited to (1) whether the lease can be canceled, (2) what assurance there is that the assets represented by the lease can be sold, (3) the municipality's general credit strength (e.g., its debt, administrative, economic and financial characteristics), (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"), and (5) the legal recourse in the event of failure to appropriate. Additionally, the lack of an established trading market for municipal lease obligations may make the determination of fair market value more difficult.

     The yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

     Derivative Municipal Obligations. National High-Yield Fund may also acquire Derivative Municipal Obligations, which are custodial receipts or trust certificates ("custodial receipts") underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt or trust certificate, the Fund may be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.


     In addition, in the event that the trust or custodial account in which the underlying security had been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to the National High-Yield Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to the Fund would lose their tax-exempt character and become taxable, for federal and state purposes, in the hands of the Fund and its shareholders. However, the Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax-exempt. If the Fund invests in custodial receipts, it is possible that a portion of the discount at which the Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts.


     The principal and interest payments on the Derivative Municipal Obligations underlying custodial receipts or trust certificates may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts or trust certificates may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying Municipal Obligations. National High-Yield Fund may also invest in custodial receipts or trust certificates which are "inverse floating obligations" (also sometimes referred to as "residual interest bonds"). These securities pay interest rates that vary inversely to changes in the interest rates of specified short term Municipal Obligations or an index of short-term Municipal Obligations. Thus, as market interest rates increase, the interest rates on inverse floating obligations decrease. Conversely, as market rates decline, the interest rates on inverse floating obligations increase. Such securities have the effect of providing a degree of investment leverage, since the interest rates on such securities will generally change at a rate which is a multiple of the change in the interest rates of the specified Municipal Obligations or index. As a result, the market values of inverse floating obligations will generally be more volatile than the market values of other Municipal Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the Fund.


Municipal Leases
     A portion of each Fund's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. The Funds intend to invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch, or in unrated COPs believed to be of comparable quality.

Diversification
     Although each Fund is characterized as a non-diversified fund under the Investment Company Act of 1940 (the "1940 Act"), a Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company."


     For purposes of such diversification, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. If a state or a political subdivision thereof pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, is deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of a state or a political subdivision thereof are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality is deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or specific project is deemed the sole issuer.


     Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user is deemed to be the sole issuer. If, however, in any of the above cases, a state, political subdivision or some other entity guarantees a security and the value of all securities issued or guaranteed by the guarantor and owned by the Fund exceeds 10% of the value of the Fund's total assets, the guarantee is considered a separate security and is treated as an issue of the guarantor. Investments in municipal obligations refunded with escrowed U.S. government securities will be treated as investments in U.S. government securities for purposes of determining the Fund's compliance with the 1940 Act diversification requirements.


Repurchase Agreements
     Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash on a short-term basis. Generally, repurchase agreements are of short duration often less than one week but on occasion for longer periods. A Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. In addition, should such an issuer default, the Manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

     National High-Yield Fund may enter into repurchase agreements with respect to not more than 10% of its total assets (taken at current value), except when investing for defensive purposes during times of adverse market conditions. National High-Yield Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions.

     A Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.


     The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain Delaware Investments funds jointly to invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the exemptive order and subject generally to the conditions described above.


Reverse Repurchase Agreements

     National High-Yield Fund may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of its total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time the Fund enters into a reverse repurchase agreement, cash or liquid securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Fund does not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Fund believes the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Fund's ability to provide high current income.


Advance Refunded Bonds
     Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a rating of triple A from S&P and Moody's.

Forward Commitments
     New issues of Municipal Obligations and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on a Fund's total assets which may be invested in forward commitments. Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Municipal Obligations purchased on a when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Municipal Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund's Manager deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.


Illiquid Securities
     USA, Insured and Intermediate Funds may invest up to 10% and National High-Yield Fund may invest up to 15% of its net assets in illiquid securities. A security is considered illiquid if it cannot be sold in the ordinary course of business within seven days at approximately the price at which it is valued. Illiquid securities may offer a higher yield than securities that are more readily marketable, but they may not always be marketable on advantageous terms.

     The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may be restricted in its ability to sell such securities at a time when the Manager deems it advisable to do so. In addition, in order to meet redemption requests, the Fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.


     Certain securities in which a Fund may invest, including municipal lease obligations, certain restricted securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the Securities Act of 1933 (the "1933 Act"), historically have been considered illiquid by the staff of the SEC. In accordance with more recent staff positions, however, the Fund will treat such securities as liquid and not subject to the above percentage limitation when they have been determined to be liquid by the Fund's investment adviser subject to the oversight of and pursuant to procedures adopted by the Fund's Board of Trustees.


Inverse Floaters
     Intermediate Fund and National High-Yield Fund may invest in inverse floaters. USA Fund and Insured Fund may invest in inverse floaters to the extent that investments in these securities, when combined with futures contracts and options on such futures contracts and below investment grade securities, do not exceed 20% of a Fund's total assets. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

Private Purpose Bonds
     The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

     Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of that Fund's distributions would be subject to the federal alternative minimum tax. National High-Yield Fund may invest up to 100% and each of the other Funds may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

Rule 144A Securities
     Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act, as discussed more fully below.

     Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's limit on investments in such securities, the Manager will determine what action to take to ensure that each Fund continues to adhere to such limitation.




Zero Coupon Bonds
     The Funds may invest in zero coupon bonds. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value.

     The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Internal Revenue Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

Options and Futures
     To the extent indicated below, the Funds may utilize put and call transactions and may utilize futures transactions to hedge against market risk and facilitate portfolio management. Options and futures may be used to attempt to protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the debt securities markets (generally due to a rise in interest rates), to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. The use of options and futures is a function of market conditions. Other transactions may be used by the Fund in the future for hedging purposes as they are developed to the extent deemed appropriate by the appropriate Board of Trustees.


Options on Securities
     To the extent indicated below, Intermediate Fund and National High-Yield Fund may write (i.e., sell) covered put and call options and purchase call options on the securities in which it may invest and on indices of securities in which it may invest, to the extent such put and call options are available. National High-Yield Fund may also purchase put options on indices of securities in which it may invest, to the extent such put options are available.

     A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date, at a predetermined price.

     In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount in excess of the premium paid. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund. The Intermediate Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

     If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Fund retains the premium received from writing a put or call option whether or not the option is exercised.

     The Funds may engage in listed options transactions on the various national securities exchanges or in the over-the-counter market. Over-the-counter options are purchased or written by the Fund in privately negotiated transactions. Such options are illiquid, and it may not be possible for the Fund to dispose of an option it has purchased or terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over-the-counter options are subject to the Funds' illiquid investment limitation.


     Participation in the options market involves investment risks and transaction costs to which the Fund would not be subject absent the use of this strategy. If the Manager's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategy was not used. Risks inherent in the use of options include (a) dependence on the Manager's ability to predict correctly movements in the direction of interest rates and security prices; (b) imperfect correlation between the price of options and movements in the prices of the securities being hedged; (c) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (d) the possible absence of a liquid secondary market for any particular instrument at any time; and (e) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

Futures Contracts and Options on Futures Contracts
     The Funds may enter into contracts for the purchase or sale for future delivery of securities or, with respect to the National High-Yield Fund, contracts based on financial indices including any index of securities in which the Fund may invest ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts ("options on futures contracts"). USA Fund and Insured Fund may invest in futures contracts and options on such futures contracts to the extent that investments in these securities, when combined with inverse floaters and below investment grade securities, do not exceed 20% of a Fund's total assets. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. Options on futures contracts to be written or purchased by a Fund will be traded on or subject to the rules of the particular futures exchange designated by the Commodity Futures Trading Commission ("CFTC"). The successful use of such instruments draws upon the Manager's experience with respect to such instruments and usually depends upon the Manager's ability to forecast interest rate movements correctly. Should interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and would thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the prices of the securities hedged or used for cover will not be perfect.

     A Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts, less any margin on deposit. In addition, the rules and regulations of the CFTC currently require that, in order to avoid "commodity pool operator" status, the Fund must use futures and options positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. There are no other numerical limits on the Fund's use of futures contracts and options on futures contracts.

Portfolio Loan Transactions

     Intermediate Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the Securities and Exchange Commission (the "SEC" or the "Commission") permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, U.S. Treasury Bills and Notes, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

     The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

     The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities.


Variable or Floating Rate Demand Notes
     The Funds may purchase "floating-rate" and "variable-rate" obligations. Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments a Fund will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board of Trustees, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Board of Trustees. If the quality of any VRDN falls below the quality level required by the Board of Trustees and any applicable rules adopted by the SEC, a Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

     Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of National High-Yield Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. If not rated, such instruments must be found by the Manager under guidelines established by the Fund's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Concentration Policy
     National High-Yield Fund may not invest more than 25% of its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry. The Fund may invest more than 25% of its total assets in industrial development revenue bonds. In addition, it is possible that the Fund from time to time will invest more than 25% of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

     Housing Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

     Health Care Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

     Utility Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

     Transportation Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

     Education Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

     Industrial Revenue Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.


     Other Risks. The exclusion from gross income for purposes of federal income taxes for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Code. The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Concentration
     In applying a Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Investment Restrictions
     Fundamental Restrictions - Tax-Free Fund and Voyageur Mutual Funds have adopted the following restrictions and fundamental policies which are applied to each Fund except as noted. Fundamental restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of a Fund, which is the lesser of more than 50% of the outstanding voting securities, or 67% of the voting securities present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy of a Fund which proposes to change its fundamental policy.


     Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     Non-Fundamental Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.


     1. A Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     2. A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

     The following are additional non-fundamental investment restrictions.

     The following non-fundamental investment restrictions apply to USA Fund, Insured Fund and Intermediate Fund. Restrictions 4, 6 and 8 listed below apply only to USA Fund and Insured Fund.

     A Fund may not:

     1. Invest more than 20% of its assets in securities whose interest is subject to federal income tax.


     2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. (The issuance of three series of shares is not deemed to be the issuance of senior securities so long as such series comply with the appropriate provisions of the 1940 Act.) Investment securities will not normally be purchased while there is an outstanding borrowing.


     3. Sell securities short.

     4. Write or purchase put or call options.

     5. Underwrite the securities of other issuers, except that a Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group; nor invest more than 10% of the value of a Fund's net assets in illiquid assets.

     6. Purchase or sell commodities or commodity contracts.

     7. Purchase or sell real estate, but this shall not prevent a Fund from investing in municipal bonds secured by real estate or interests therein.

     8. Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes, the purchase of a portion of debt securities which is part of an issue to the public shall not be considered the making of a loan.

     9. With respect to 50% of the value of its assets, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government, or its agencies or instrumentalities may be purchased without limitation. For the purpose of this limitation, the Funds will regard each state and political subdivision, agency or instrumentality of a state and each multistate agency of which a state is a member as a separate issuer.

     10. Invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies, except as they are acquired as part of a merger, consolidation or acquisition of assets.

     12. Invest more than 25% of its total assets in any particular industry or industries, except that a Fund may invest more than 25% of the value of its total assets in municipal bonds and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Tax-Free Fund has also adopted an additional restriction applicable only to Insured Fund.


Insured Fund will not:


     13. Invest more than 20% of its assets in securities (other than U.S. government securities, securities of agencies of the U.S. government and securities backed by the U.S. government or its agencies or instrumentalities) which are not covered by insurance guaranteeing the payment, when due, of interest on and the principal of such securities, except for defensive purposes.

     Tax-Free Fund also has determined that, from time to time, more than 10% of a Fund's assets may be invested in municipal bonds insured as to principal and interest by a single insurance company. Tax-Free Fund believes such investments are consistent with the foregoing restrictions.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of net assets will not result in a violation of the restrictions.

     Although not a fundamental investment restriction, the Funds currently do not invest their assets in real estate limited partnerships or oil, gas and other mineral leases.

     The following non-fundamental investment restrictions apply to National High-Yield Fund.


     National High-Yield Fund will not:

     (1) Borrow money (provided that the Fund may enter into reverse repurchase agreements with respect to not more than 10% of its total assets), except from banks for temporary or emergency purposes in an amount not exceeding 20% of the value of the Fund's total assets, including the amount borrowed. The Fund may not borrow for leverage purposes, provided that the Fund may enter into reverse repurchase agreements for such purposes, and securities will not be purchased while outstanding borrowings exceed 5% of the value of the Fund's total assets.


     (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of portfolio investments, the Fund may be deemed to be an underwriter under federal securities laws.

     (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

     (4) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, and through repurchase agreements.

     (5) Invest 25% or more if its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.

     (6) Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

     (7) Purchase or sell commodities or futures or options contracts with respect to physical commodities. This restriction shall not restrict the Fund from purchasing or selling, on a basis consistent with any restrictions contained in its then-current prospectus, any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices).

     (8) Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets.

     (9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.


     (10) Write puts if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover such puts.


     (11) Make short sales of securities or maintain a short position for the account of the Fund, unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.


     Except for the Fund's policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.


INSURANCE


     The Manager anticipates that substantially all of the insured Tax-Exempt Obligations in Insured Fund's investment portfolio will be covered by either Primary Insurance or Secondary Market Insurance. However, as a non-fundamental policy, Insured Fund must obtain Portfolio Insurance on all Tax-Exempt Obligations requiring insurance that are not covered by either Primary Insurance or Secondary Market Insurance. Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Portfolio Insurance, if any, would be paid from Fund assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

     Because Portfolio Insurance coverage terminates upon the sale of an insured security from the Fund's portfolio, such insurance does not have an effect on the resale value of the security. Therefore, unless the Fund elects to purchase Secondary Market Insurance with respect to such securities or such securities are already covered by Primary Insurance, it generally will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default.

     Insured Fund is authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of "AAA" from S&P or "Aaa" (or a short-term rating of "MIG-1") from Moody's, including AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC") and Financial Security Assurance, Inc. ("FSA").

     A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P.

The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.


     An insurance claims-paying ability rating by Moody's or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

     The assignment of ratings by Moody's or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

     Each of AMBAC, MBIA, FGIC, and FSA has an insurance claims-paying ability rating of Aaa from Moody's and AAA from S&P.


     AMBAC has received a letter ruling from the Internal Revenue Service which holds in effect that insurance proceeds representing maturing interest on defaulted municipal obligations paid by AMBAC to municipal bond funds substantially similar to the Insured Fund, under policy provisions substantially identical to those contained in its municipal bond insurance policy, will excludable from federal gross income under Section 103(a) of the Code.


     As of December 31, 1998, AMBAC's total equity capital (GAAP) was $2,096,090,000, up 11.94% from December 31, 1997 and as of December 31, 1999,
AMBAC's total equity capital (GAAP) was $2,018,450,000, down 3.70% from December 31, 1998. For the six months ended June 30, 2000, total equity capital (GAAP) amounted to $2,230,100,000 (unaudited).

     As of December 31, 1998, MBIA had total equity capital (GAAP) of $3,792,200,000, up 12.81% from December 31, 1997 and as of December 31, 1999,
MBIA had total equity capital (GAAP) of $3,513,100,000 down 7.35% from December 31, 1998. For the six months ended June 30, 2000, total equity capital (GAAP) amounted to $3,716,844,000 (unaudited).

     As of December 31, 1998, FGIC's total equity capital (GAAP) amounted to $2,071,718,000, up 6.08% from December 31, 1997 and as of December 31, 1999,
FGIC's total equity capital (GAAP) amounted to $2,039,100,000 up 1.56% from December 31, 1998. For the six months ended June 30, 2000, total equity capital
(GAAP) amounted to $2,096,400,000 (unaudited).

     As of December 31, 1998, FSA's total equity capital (GAAP) was 1,065,436,000, up 21.73% from December 31, 1997 and as of December 31, 1999,
FSA's total equity capital (GAAP) was $1,251,984,000, up 17.51% from December 31, 1998. For the six months ended June 30, 2000, total equity capital (GAAP) was $1,308,846,000 (unaudited).

PERFORMANCE INFORMATION

     From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

     The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


                                        n
                                P(1 + T) = ERV


Where:     P   =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

           T   =  average annual total return;

           n   =  number of years;

        ERV    =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


     In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

     Total return performance for each Class of the Funds will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in each Fund in the future.

     Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made and that all distributions are reinvested at net asset value, and with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

     The performance of each Class of the Funds, as shown below, is the average annual total return quotation through August 31, 2000, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% with respect to USA Fund Class A Shares, Insured Fund Class A Shares and National High-Yield Fund Class A Shares and 2.75% with respect to Intermediate Fund Class A Shares paid on the purchase of shares. The average annual total return for Class A Shares at net asset value
(NAV) does not reflect the payment of any front-end sales charge. The average annual total return for Class B and C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 2000. The average annual total return for Class B and C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 2000 and therefore does not reflect the deduction of a CDSC.


     Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.


                           Average Annual Total Return


------------------------------------------------------------------------------------------------------------------------------------
                         Class A          Class A           Class B               Class B            Class C             Class C
                      (at offer)(5)      (at NAV)      (including CDSC)(6)   (excluding CDSC)   (including CDSC)    (excluding CDSC)
------------------------------------------------------------------------------------------------------------------------------------
USA Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/00      1.20%            5.11%             0.29%                 4.27%              3.28%               4.27%
------------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/00     1.98%            3.30%             1.59%                 2.48%              2.48%               2.48%
------------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/00     3.11%            3.90%             2.76%                 3.08%              N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/00    5.85%            6.25%             N/A                   N/A                N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
15 years ended 8/31/00    7.27%            7.54%             N/A                   N/A                N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund              7.99%            8.24%             3.58%                 3.58%              2.68%               2.68%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Insured Fund(2)
------------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/00      1.57%            5.50%             0.66%                 4.66%              3.66%               4.66%
------------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/00     2.48%            3.79%             2.07%                 2.96%              2.96%               2.96%
------------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/00     3.85%            4.65%             3.49%                 3.82%              N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/00    5.65%            6.06%             N/A                   N/A                N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
15 years ended 8/31/00    6.87%            7.14%             N/A                   N/A                N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund              6.89%            7.15%             4.18%                 4.18%              3.36%               3.36%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Fund (3)(7)
------------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/00      2.78%            5.69%             2.80%                 4.80%              3.80%               4.80%
------------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/00     3.41%            4.39%             3.20%                 3.51%              3.51%               3.51%
------------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/00     4.28%            4.85%             3.97%                 3.97%              N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund              5.16%            5.55%             4.37%                 4.37%              3.79%               3.79%
------------------------------------------------------------------------------------------------------------------------------------

                           Average Annual Total Return

------------------------------------------------------------------------------------------------------------------------------------
                             Class A        Class A          Class B               Class B            Class C            Class C
                          (at offer)(5)     (at NAV)    (including CDSC)(6)   (excluding CDSC)   (including CDSC)   (excluding CDSC)
------------------------------------------------------------------------------------------------------------------------------------
National High-
  Yield Fund (4)(7)
------------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/00          -1.95%          1.85%          -2.75%                 1.10%              0.12%              1.08%
------------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/00          2.65%          3.95%           2.35%                 3.24%              3.23%              3.23%
------------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/00          5.07%          5.89%            N/A                   N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/00         6.83%          7.24%            N/A                   N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund                   6.90%          7.19%           3.55%                 4.25%              3.87%              3.87%
------------------------------------------------------------------------------------------------------------------------------------

(1)   Commencement of operations for the Classes of USA Fund are as follows:
      Class A--January 11, 1984
      Class B--May 2, 1994
      Class C--November 29, 1995
(2)   Commencement of operations for the Classes of Insured Fund are as follows:
      Class A--March 25, 1985
      Class B--May 2, 1994
      Class C--November 29, 1995
(3) Commencement of operations for the Classes of Intermediate Fund are as follows:
      Class A--January 7, 1993
      Class B--May 2, 1994
      Class C--November 29, 1995
(4) Commencement of operations for the Classes of National High-Yield Fund are as follows:
      Class A--September 22, 1986
      Class B--December 18, 1996
      Class C--May 26, 1997
(5) Effective June 9, 1997, the maximum front-end sales charge for Class A of USA and Insured Funds was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods. Effective June 9, 1997, the maximum front-end sales charge of Intermediate Fund was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods. The performance numbers are more favorable than they would have been had they been calculated using the former front-end sales charges.
(6) Beginning June 9, 1997, the CDSC schedule for Class B of National High-Yield Fund changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(7)   Reflects expense caps in effect during the period.

     Each Fund may also quote the current yield of each of its Classes in advertisements and investor communications.

     The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                       a-b       6
                          YIELD = 2[(-------- + 1) - 1]
                                       cd

Where:   a   =  dividends and interest earned during the period;

         b   =  expenses accrued for the period (net of reimbursements);

         c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and


         d   =  the maximum offering price per share on the last day of the period.

     The above formula will be used in calculating quotations of yield for each Class of the Funds, based on specified 30-day periods identified in advertising by the Funds. Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any contingent deferred sales charge. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class in the future. The yields shown below for Intermediate Fund and National High-Yield Fund reflect voluntary waiver and payment of expenses. See Investment Management Agreements. For the 30-day period ended August 31, 2000, the yield of each Class was as follows:


                               Class A Shares         Class B Shares          Class C Shares
                               --------------         --------------          --------------
USA Fund                                4.99%                  4.39%                   4.39%
Insured Fund                            4.30%                  3.67%                   3.67%
Intermediate Fund                       4.47%                  3.75%                   3.75%
National High-Yield Fund                5.21%                  4.65%                   4.65%

     The Fund may also publish a tax-equivalent yield for a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the Class' yield. For the 30-day period ended August 31, 2000, the tax-equivalent yields (assuming a federal income tax rate of 31%) of each Class were as follows:


                                Class A Shares          Class B Shares        Class C Shares
                                --------------          --------------        --------------
USA Fund                                 7.23%                   6.36%                 6.36%
Insured Fund                             6.23%                   5.32%                 5.32%
Intermediate Fund                        6.48%                   5.43%                 5.43%
National High-Yield Fund                 7.55%                   6.74%                 6.74%

         These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, a Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. Each Fund's net asset value will tend to rise when interest rates fall. Conversely, each Fund's net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset values as well as the yield before making a decision to invest.

         The average weighted portfolio maturity at August 31, 2000 was 22.82 years for USA Fund, 24.96 years for Insured Fund, 13.34 years for Intermediate Fund and 18.88 years for National High-Yield Fund.

         From time to time, the Fund may also quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         The Funds may also promote each Class' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments, or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Funds. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Funds. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Funds and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Funds may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Funds may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class through August 31, 2000. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is not a guarantee of future results. Performance shown for short periods of time may not be representative of longer term results.

                             Cumulative Total Return

                                                                 Class B           Class B         Class C         Class C
                                 Class A         Class A         (including        (excluding      (including      (excluding
                              (at offer)(5)      (at NAV)         CDSC)(6)         CDSC)           CDSC)            CDSC)
                              ------------------------------------------------------------------------------------------------
USA Fund(1)
----------
3 months ended 8/31/00           1.47%              5.46%           1.25%             5.25%           4.25%           5.25%
6 months ended 8/31/00           2.42%              6.43%           2.01%             6.01%           5.01%           6.01%
9 months ended 8/31/00           1.73%              5.73%           1.10%             5.10%           4.10%           5.10%
1 year ended 8/31/00             1.20%              5.11%           0.29%             4.27%           3.28%           4.27%
3 years ended 8/31/00            6.06%             10.23%           4.84%             7.62%           7.62%           7.62%
5 years ended 8/31/00           16.55%             21.08%          14.56%            16.36%          N/A             N/A
10 years ended 8/31/00          76.52%             83.38%          N/A               N/A             N/A             N/A
15 years ended 8/31/00         186.44%            197.65%          N/A               N/A             N/A             N/A
Life of Fund                   259.32%            273.25%          24.98%            24.98%          13.43%          13.43%

Insured Fund(2)
3 months ended 8/31/00           1.54%              5.51%           1.30%             5.30%           4.30%           5.30%
6 months ended 8/31/00           2.33%              6.32%           1.89%             5.89%           4.89%           5.89%
9 months ended 8/31/00           2.20%              6.23%           1.59%             5.59%           4.59%           5.59%
1 year ended 8/31/00             1.57%              5.50%           0.66%             4.66%           3.66%           4.66%
3 years ended 8/31/00            7.62%             11.80%           6.34%             9.16%           9.16%           9.16%
5 years ended 8/31/00           20.81%             25.50%          18.72%            20.60%          N/A             N/A
10 years ended 8/31/00          73.25%             80.05%          N/A               N/A             N/A             N/A
15 years ended 8/31/00         170.83%            181.35%          N/A               N/A             N/A             N/A
Life of Fund                   179.63%            190.48%          29.62%            29.62%          17.04%          17.04%

                             Cumulative Total Return

                                                                   Class B          Class B        Class C           Class C
                                 Class A         Class A           (including      (excluding      (including        (excluding
                              (at offer)(5)      (at NAV)          CDSC)(6)         CDSC)           CDSC)            CDSC)
                              ------------------------------------------------------------------------------------------------
Intermediate Fund(3)(7)
-----------------------
3 months ended 8/31/00           1.31%              4.12%           1.90%             3.90%           2.90%           3.90%
6 months ended 8/31/00           2.54%              5.39%           2.95%             4.95%           3.95%           4.95%
9 months ended 8/31/00           2.47%              5.38%           2.71%             4.71%           3.71%           4.71%
1 year ended 8/31/00             2.78%              5.69%           2.80%             4.80%           3.80%           4.80%
3 years ended 8/31/00           10.60%             13.77%           9.92%            10.91%          10.91%          10.91%
5 years ended 8/31/00           23.29%             26.73%          21.47%            21.47%          N/A             N/A
Life of Fund                    46.99%             51.11%          31.14%            31.14%          19.37%          19.37%

National High- Yield Fund (4)(7)
--------------------------------
3 months ended 8/31/00           0.73%              4.70%           0.60%             4.60%           3.48%           4.48%
6 months ended 8/31/00           1.29%              5.24%           0.95%             4.95%           3.83%           4.83%
9 months ended 8/31/00          -0.50%              3.37%          -1.17%             2.79%           1.78%           2.77%
1 year ended 8/31/00            -1.95%              1.85%          -2.75%             1.10%           0.12%           1.08%
3 years ended 8/31/00            8.15%             12.33%           7.22%            10.05%          10.02%          10.02%
5 years ended 8/31/00           28.08%             33.11%          N/A               N/A             N/A             N/A
10 years ended 8/31/00          93.68%            101.26%          N/A               N/A             N/A             N/A
Life of Fund                   153.37%            163.13%          13.80%            16.68%          13.19%          13.19%

(1)      Commencement of operations for the Classes of USA Fund are as follows:
         Class A--January 11, 1984
         Class B--May 2, 1994
         Class C--November 29, 1995
(2) Commencement of operations for the Classes of Insured Fund are as follows:
         Class A--March 25, 1985
         Class B--May 2, 1994
         Class C--November 29, 1995
(3) Commencement of operations for the Classes of Intermediate Fund are as follows:
         Class A--January 7, 1993
         Class B--May 2, 1994
         Class C--November 29, 1995
(4) Commencement of operations for the Classes of National High-Yield Fund are as follows:
         Class A--September 22, 1986
         Class B--December 18, 1996
         Class C--May 26, 1997
(5) Effective June 9, 1997, the maximum front-end sales charge for Class A of USA and Insured Funds was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods. Effective June 9, 1997, the maximum front-end sales charge of Intermediate Fund was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods. The performance numbers are more favorable than they would have been had they been calculated using the former front-end sales charges.
(6) Beginning June 9, 1997, the CDSC schedule for Class B of National High-Yield Fund changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(7)      Reflects expense caps in effect during the period.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Tax-Free Fund and Voyageur Mutual Funds and other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Investments funds', investment disciplines employed in seeking the objectives of each Fund and other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager's affiliates, including the number of such clients serviced by such affiliates.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                                  Number
                           Investment                 Price Per                  of Shares
                             Amount                    Share                     Purchased

Month 1                      $100                      $10.00                       10
Month 2                      $100                      $12.50                        8
Month 3                      $100                       $5.00                       10
Month 4                      $100                      $10.00                       20
----------------------------------------------------------------------------------------
                             $400                      $37.50                       48


         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Banks, brokers or dealers are selected to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where a Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the past three fiscal years, no brokerage commissions were paid by any Fund.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended August 31, 2000, there were no portfolio transactions in the Funds resulting in brokerage commissions directed to brokers for brokerage and research services.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Investment Management Agreement for each Fund, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the NASD, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         It is generally anticipated that each Fund's (except Intermediate Fund's) portfolio turnover rate will be less than 100%. Intermediate Fund's portfolio turnover may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. High turnover rate can result in increased transaction costs for a Fund and tax liability for its investors. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover for a Fund, such a turnover always being incidental to transactions undertaken with a view to achieving each Fund's investment objective in relation to anticipated movements in the general level of interest rates.

          In investing for liberal current income, a Fund may hold securities for any period of time, subject to complying with the Internal Revenue Code (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. To that extent, the Fund may realize gains or losses. See Taxes. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares.

         The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:

                                                  August 31,
                                        2000                    1999
                                        ----                    ----
USA Fund                                76%                     59%
Insured Fund                            117%                    48%
Intermediate Fund                       199%                    109%
National High-Yield Fund                61%                     33%


PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting a Fund or the Distributor.

         The minimum initial investment generally is $1,000 for each Class of each Fund. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. A Fund will reject any purchase order of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. A Fund reserves the right to reject any order for the purchase of a Fund's shares if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules relating to investment company sales charges. Each Fund and the Distributor intend to operate in compliance with these rules.

         Class A Shares of USA Fund, Insured Fund and National High-Yield Fund are purchased at the offering price which reflects a maximum front-end sales charge of 3.75%. Shares of Intermediate Fund A Class are also purchased at the offering price which reflects a maximum front-end sales charge of 2.75%. However, lower sales charges apply for larger purchases. See the table in the Prospectus. Class A Shares are also subject to 12b-1 annual Plan expenses for the life of the investment.

         Class B Shares of USA Fund, Insured Fund and National High-Yield Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares of USA Fund, Insured Fund, and National High-Yield Fund are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares of Intermediate Fund are purchased at net asset value and are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. Such shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately five years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares of each Fund are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         See Plans under Rule 12b-1 under Purchasing Shares and Determining Offering Price and Net Asset Value in this Part B.

         Certificates representing shares purchased are not ordinarily issued, in the case of Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by a Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
         The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of USA Fund, Insured Fund and Intermediate Fund (currently, no more than 0.15% of the average daily net assets of Intermediate Fund A Class) or 0.25% of the average daily net assets of Class A Shares of National High-Yield Fund, or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and 12b-1 annual expenses.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with the sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC imposed at the rates and within the time periods set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through the reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase, and thereafter, until converted automatically into Class A Shares of the corresponding Fund, USA Fund B Class, Insured Fund B Class and National High-Yield Fund B Class will still be subject to the annual 12b-1 Plan expenses of up to 1% of the average daily net assets of the relevant Class B Shares. At the end of approximately eight years after purchase, the investor's USA Fund B Class, Insured Fund B Class and National High-Yield Fund B Class will be automatically converted into Class A Shares of the same Fund. During the fourth year after purchase, and thereafter, until converted automatically into Class A Shares of Intermediate Fund, Class B Shares of this Fund will still be subject to annual 12b-1 Plan expenses of up to 1% of the average daily net assets of those shares. At the end of approximately five years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of Intermediate Fund. See Automatic Conversion of Class B Shares, below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses. Such conversion will constitute a tax-free exchange for federal income tax purposes.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that Class B Shares of USA, Insured and National High-Yield Funds held for more than six years and Class B Shares of Intermediate Fund held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year or three-year period, as applicable. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares of USA, Insured and National High-Yield Funds at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. Such payments for Class B Shares of Intermediate Fund is currently in an amount equal to no more than 2%. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase for USA, Insured and National High-Yield Funds and approximately five years after purchase for Intermediate Fund and, if Class B Shares of USA, Insured and National High-Yield Funds are redeemed within six years of purchase and Class B Shares of Intermediate Fund are redeemed within three years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. USA, Insured and National High-Yield Funds' Class B Shares' CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares of USA, Insured and National High-Yield Funds, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Class B Shares of Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th business day or next business day of March, June, September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses to the maximum limits noted above.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.


Plans Under Rule 12b-1
         Pursuant to Rule 12b-1 under the 1940 Act, each of the Class A, Class B and Class C Shares have a separate distribution plan under Rule 12b-1. Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the respective Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate fee payable by a Fund under its Plans, and each Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares of USA, Insured and Intermediate Funds and 0.25% of average daily net assets of Class A Shares of National High-Yield Fund, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Board of Trustees may reduce these amounts at any time. The Distributor has agreed to waive the distribution fees of USA, Insured and Intermediate Funds to the extent such fee for any day exceeds the net investment income realized by the Classes for such day.

         Effective June 1, 1992, Tax-Free Fund's Board of Trustees has determined that the annual fee, payable on a monthly basis, under the separate Plans relating to USA Fund A Class and Insured Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares of the Fund that were acquired by shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares of the Fund that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 expenses to be paid by the USA Fund A Class and Insured Fund A Class, the fee is a Class A Shares' expense so that all shareholders of Class A Shares of each such Fund regardless of when they purchased their shares will bear 12b-1 expenses at the same rate. As Class A Shares of such Funds are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plans will also increase (but will not exceed 0.30% of average daily net assets). In addition, on September 17, 1992, Tax-Free Fund's Board of Trustees set the fee for Intermediate Fund A Class at 0.15% of average daily net assets. While this describes the current basis for calculating the fees which will be payable under the Plans with respect to USA Fund A Class, Insured Fund A Class and Intermediate Fund A Class, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of the Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.


         The amount and purpose of 12b-1 plan payments from each Class were as follows for the fiscal year ended August 31, 2000.

-----------------------------------------------------------------------------------------------------------------------------------
                                                USA Fund                               Insured Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                      Class A           Class B      Class C        Class A           Class B            Class C
-----------------------------------------------------------------------------------------------------------------------------------
Advertising                               ---               ---          ---            $15               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports             $8,048              $286          $37         $1,658               ---                $24
-----------------------------------------------------------------------------------------------------------------------------------
Broker Trails                        $878,450           $76,038      $18,229       $126,140           $11,999             $6,093
-----------------------------------------------------------------------------------------------------------------------------------
Broker Sales Charges                      ---           $96,627       $7,622            ---           $12,778             $5,232
-----------------------------------------------------------------------------------------------------------------------------------
Dealer Service Expenses                   ---               ---          ---            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charges          ---          $113,859          $44            ---           $20,392               $174
-----------------------------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers            $25,051            $5,728           $9         $5,072            $2,037               $139
-----------------------------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings               ---              $257          ---         $1,001               ---                $21
-----------------------------------------------------------------------------------------------------------------------------------
Promotional-Other                         ---              $575          $49         $1,176               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Prospectus Printing                    $2,444               $23           $1            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Telephone                                 ---               ---          ---            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Wholesaler Expenses                       ---            $7,301         $587            ---              $177               $191
-----------------------------------------------------------------------------------------------------------------------------------
Other                                     ---               ---          ---            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Total                                $913,993          $300,694      $26,578       $135,062           $47,383            $11,874
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            Intermediate Fund                    National High-Yield Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                      Class A           Class B      Class C        Class A           Class B            Class C
-----------------------------------------------------------------------------------------------------------------------------------
Advertising                               ---               ---          ---            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports                ---               $35          ---            ---              $207                ---
-----------------------------------------------------------------------------------------------------------------------------------
Broker Trails                         $33,073            $3,203      $17,989       $200,541           $51,122            $51,165
-----------------------------------------------------------------------------------------------------------------------------------
Broker Sales Charges                      ---           $13,505      $10,358            ---           $61,577            $45,944
-----------------------------------------------------------------------------------------------------------------------------------
Dealer Service Expenses                   ---               ---          ---            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charges          ---            $1,257          ---            ---           $79,268               $372
-----------------------------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers             $1,590            $1,172         $156         $1,831            $8,414               $136
-----------------------------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings               ---              $101          ---            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Promotional-Other                         ---               $56          ---            ---              $453                ---
-----------------------------------------------------------------------------------------------------------------------------------
Prospectus Printing                       ---                $1          ---            ---               $16                ---
-----------------------------------------------------------------------------------------------------------------------------------
Telephone                                 ---               ---          ---            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Wholesaler Expenses                       ---            $1,760          ---            ---              $151                ---
-----------------------------------------------------------------------------------------------------------------------------------
Other                                     ---               ---          ---            ---               ---                ---
-----------------------------------------------------------------------------------------------------------------------------------
Total                                  $34,63           $21,090      $28,503       $202,372          $201,208            $97,617
-----------------------------------------------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be reinvested without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees and employees of each Fund, any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and shares of any of the other funds in the Delaware Investments family, including any fund that may be created at net asset value. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, trustees and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Investments funds. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value.

         Class A Shares of Intermediate Fund may be purchased at net asset value by any investor within 90 days after a redemption of shares from a fund outside of funds in the Delaware Investments family provided that: 1) the redeemed shares were purchased no more than five years before the proposed purchase of Class A Shares of a Fund; and 2) a front-end sales charge was paid in connection with the purchase of the redeemed shares or a contingent-deferred sales charge was paid upon their redemption.


         A Fund must be notified in advance that the trade qualifies for purchase at net asset value.



Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

Combined Purchases Privilege
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of shares of any Class you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).


Right of Accumulation
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of shares any Class of you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $60,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $40,000 purchase would currently be 3.00% for USA, Insured and National High-Yield Fund and 2.00% for Intermediate Fund. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.


         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.


         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.

         The Prospectus contains more complete information about the fund, including charges and expenses.


         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.


INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value of that Fund in effect on the reinvestment date) and will be credited to the shareholder's account on that date. Confirmations of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements, and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other Delaware Investments mutual funds, including the Funds, in states where their shares may be sold. Such investments will be made at net asset value per share at the close of business on the reinvestment date without any front-end sales charge or service fee. Nor will such investments be subject to a CDSC or Limited CDSC. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares, and dividends from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. For purposes of determining the time of the automatic conversion into Class A Shares, the holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.


         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date, although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Tax-Free Fund or Voyageur Mutual Funds for proper instructions.

MoneyLine(SM) On Demand
        You or your investment dealer may request purchases of shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.


         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with Consultant Class shares that are offered by certain other Delaware Investments funds.


         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by each Fund, its respective agents or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares of each Fund are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by each Fund, its respective agents or certain other authorized persons. Selling dealers have the responsibility of transmitting orders promptly. See Distribution and Service under Investment Management Agreements.

         The offering price for Class A Shares consists of the net asset value per share, plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of the Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of that Fund, deducting any liabilities of the Fund and dividing by the number of Fund shares outstanding. In determining a Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the Board of Trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees of each Fund are accrued daily.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of the relevant Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in such Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in such Fund represented by the value of shares of such Classes, except that Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND EXCHANGE


    You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other tax-advantaged funds, equity funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent or certain other authorized persons (see Distribution and Service under Investment Management Agreements), subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the respective Fund, its agent or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the Fund shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, a shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made in either cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem Fund shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.


         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares of USA, Insured and National High-Yield Fund are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares of Intermediate Fund are subject to a CDSC of 2% during the first two years of purchase, 1% during the third year of purchase and 0% thereafter. Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire for which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.


         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of the other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of shares from Class B of USA, Insured and National High-Yield Fund, the CDSC schedule for such Class may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. The automatic conversion schedule of Original Shares of Class B Shares of USA, Insured and National High-Yield Fund may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares USA, Insured and National High-Yield Fund shares for a longer period of time than if the investment in New Shares were made directly.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the Prospectus, has remained below the minimum amounts required by the Funds' Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Written Redemption
         You can write to each Fund at One Commerce Square, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


Written Exchange
         You may also write to each Fund (at One Commerce Square, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.


Timing Accounts
    Right to Refuse Timing Accounts--With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or
(iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

    Redemptions of Timing Accounts--Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

    Restrictions on Timed Exchanges--Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).


         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.

         See Waivers of Contingent Deferred Sales Charges, below.


         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee.

         Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares of USA Fund, Insured Fund and National High-Yield Fund are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years (one year with respect to Intermediate Fund) will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period (one-year period with respect to Intermediate Fund) is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges
         Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares --The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

         Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares -- The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

         In addition, the Limited CDSC will be waived on Class A Shares and the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Each Fund declares a dividend to shareholders of each Class of the respective Fund's shares from net investment income on a daily basis. Dividends are declared each day the Funds are open and cash dividends are paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the paying Fund at net asset value, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. The Funds will mail a quarterly statement showing a Class' dividends paid and all the transactions made during the period.

         Tax-Free Fund anticipates that most of USA, Insured and Intermediate Funds' dividends paid to shareholders will be exempt from federal income taxes.

         Voyageur Mutual Funds anticipates that most of National High-Yield Fund's dividends paid to shareholders will be exempt from federal income taxes.

TAXES

Federal Income Tax Aspects
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company as defined under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices by any government agency. Each Fund is treated as a single tax entity, and any capital gains and losses for each Fund are calculated separately. The Funds have no fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Currently, however, the Funds intend to offset realized securities profits to the extent of capital losses carried forward, if any.

         Distributions by a Fund representing net interest received on municipal bonds are considered tax-exempt income and are not includable by shareholders in gross income for federal income tax purposes. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Distributions by a Fund representing net interest income received by the Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities), accretion of market discount on tax-exempt bonds purchased by the Fund after April 30, 1993 and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends received by corporations. Distributions from long-term capital gains realized by a Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gains rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders of a Fund may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of the Fund. Tax-Free Fund has been advised by Counsel that if, under present tax laws, any amounts are paid to the Insured Fund in lieu of interest on tax-exempt bonds pursuant to the various insurance on the portfolio securities, they will be treated as tax-exempt income when distributed to shareholders.

         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of a Fund is not deductible.

         The Funds may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of a Fund.

         Tax-Free Fund and Voyageur Mutual Funds intend to use the "average annual" method of allocation in the event a Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of a Fund at any time during the year.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories:


         "Long-term capital gains": Gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (10% for individual investors in the 15% tax bracket).

         "Short-term capital gains": Gains on securities sold by a Fund that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

         Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

         If you redeem some or all of yours shares in a Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.


         When Intermediate Fund or Nation High-Yield Fund writes a call or put option, an amount equal to the premium received by it is included in the Funds' Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if the Funds enter into a closing purchase transaction, the Funds realize a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund have written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund have written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchase upon exercise of the option.

         The premium paid by Intermediate Fund or National High-Yield Fund for the purchase of a put option is recorded in the section of the Funds' Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. If a put option which a Fund have purchased expires on the stipulated expiration date, the Funds realize a capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sell the put option, it realizes a capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercise a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security could be affected by such a purchase.

         The Code includes special rules applicable to listed options which Intermediate Fund or National High-Yield Fund may write, purchase or sell. Such options are classified as Section 1256 contracts under the Code. The character of gain or loss under a Section 1256 contract is generally treated as 60% long-term gain or loss and 40% short-term gain or loss. When held by a Fund at the end of a fiscal year, these options are required to be treated as sold at market value on the last day of the fiscal year for federal income tax purposes ("marked to market").

         Over-the-counter options are not classified as Section 1256 contracts and are not subject to the 60/40 gain or loss treatment or the "marked to market" rule. Any gains or losses recognized by Intermediate Fund or National High-Yield Fund from over-the-counter option transactions generally constitute short-term capital gains or losses.


         The initial margin deposits made when entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract will be reflected at the end of each day.

         Futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Any unrealized gain or loss on futures contracts will therefore be recognized and deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. Therefore adjustments are made to the tax basis in the futures contract to reflect the gain or loss recognized at year end.

         Tax-Free Fund and Voyageur Mutual Funds must meet several requirements to maintain its status as a regulated investment company. Among these requirements are that at least 90% of its investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities; and, that at the close of each quarter of its taxable year at least 50% of the value of its assets consist of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities. To avoid federal excise taxes, the Internal Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its disclosures will be sufficient to eliminate all taxes at the Fund level.

         The Internal Revenue Service has ruled publicly that an Exchange-traded call option is a security for purposes of the 50% of assets tests and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

State and Local Taxes
         The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard. Tax-Free Fund and Voyageur Mutual Funds will report annually for each Fund the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year. Shares of each Fund, also, will be exempt from Pennsylvania county personal property taxes.


INVESTMENT MANAGEMENT AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the Board of Trustees.


         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On August 31, 2000, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $45 billion in assets in various institutional or separately managed (approximately $25,254,020,000) and investment company (approximately $20,263,880,000) accounts.


         Each Fund's Investment Management Agreement is dated November 1, 1999 and was approved by the initial shareholder on that date. Each Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund, and only if the terms and the renewal thereof have been approved by vote of a majority of the trustees of each Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of each Fund or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by a Fund for investment management services under its Investment Management Agreement is equal to the following amount:

--------------------------------------------------------------------------------
Insured Fund                         0.50% on the first $500 million;
Intermediate Fund                    0.475% on the next $500 million;
                                     0.45% on the next $1.5 billion;
                                     0.425% on assets in excess of $2.5 billion

--------------------------------------------------------------------------------
USA Fund                             0.55% on the first $500 million;
National High-Yield Fund             0.50% on the next $500 million;
                                     0.45% on the next $1.5 billion;
                                     0.425% on assets in excess of $2.5 billion

--------------------------------------------------------------------------------


         On August 31, 2000 the total net assets of each Fund were as follows:

----------------------------------------------------------
USA Fund                                     $449,045,973
----------------------------------------------------------
Insured Fund                                  $67,525,086
----------------------------------------------------------
Intermediate Fund                             $24,838,169
----------------------------------------------------------
National High-Yield Fund                     $105,350,831
----------------------------------------------------------

         The Manager makes and implements all investment decisions on behalf of the Funds. The Manager pays the Funds' rent and salaries of all trustees, officers and employees of the Funds who are affiliated with both the Managers and the Funds. On August 31, 2000, investment management fees paid for each Fund for the past three fiscal years were as follows:

--------------------------------------------------------------------------------------------------------------
Fund                                   August 31, 2000             August 31, 1999            August 31, 1998
--------------------------------------------------------------------------------------------------------------
USA Fund                               $2,613,178 paid             $3,380,637 paid            $3,772,773 paid
--------------------------------------------------------------------------------------------------------------
Insured Fund                           $347,340 paid               $437,947 paid              $476,167 paid
--------------------------------------------------------------------------------------------------------------
Intermediate Fund                      $137,907 earned             $142,282 earned            $125,100 earned
                                       $96,435 paid                $94,776 paid               $-0- paid
                                       $41,472 waived              $47,506 waived             $125,100 waived
--------------------------------------------------------------------------------------------------------------
National High-Yield Fund*              $603,325 earned             $622,425 earned            $315,067 earned
                                       $374,431 paid               $393,534 paid              $218,873 paid
                                       $228,894 waived             $228,891 waived            $96,164 waived
--------------------------------------------------------------------------------------------------------------

*Information for the 1998 is the period January 1, 1998 through August 31, 1998. Investment management fees for the Fund's fiscal year ended December 31, 1997 were as follows: $362,050 earned, $208,295 paid and $153,755 waived.


         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Manager has contracted to waive its annual management fees and pay expenses of Intermediate Fund from November 1, 2000 through October 31, 2001, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.65% of average daily net assets. Prior to November 1, 2000, the Manager voluntarily waived waive its annual management fees and paid expenses of Intermediate Fund in order to prevent total operating expenses from exceeding the amounts noted below.

------------------------------------------------------------------------------------------------------------------------
Period                                                        Total Operating Expense Limitations as a
                                                              percentage of average daily net assets
------------------------------------------------------------------------------------------------------------------------
From commencement of operations through May 1, 1994(1)        0.25% (excluding any taxes, interest, brokerage fees,
                                                              extraordinary expenses but including 12b-1 fees)
------------------------------------------------------------------------------------------------------------------------
From May 2, 1994 through December 31, 19961                   0.10% (excluding any taxes, interest, brokerage fees,
                                                              extraordinary expenses and 12b-1 fees)
------------------------------------------------------------------------------------------------------------------------
From January 1, 1997 through June 30, 1997                    0.35% (excluding any taxes, interest, brokerage fees,
                                                              extraordinary expenses and 12b-1 fees)
------------------------------------------------------------------------------------------------------------------------
From July 1, 1997 through December 31, 1997                   0.45% (excluding any taxes, interest, brokerage fees,
                                                              extraordinary expenses and 12b-1 fees)
------------------------------------------------------------------------------------------------------------------------
From January 1, 1998 through January 31, 1999                 0.55% (excluding any taxes, interest, brokerage fees,
                                                              extraordinary expenses and 12b-1 fees)
------------------------------------------------------------------------------------------------------------------------
From February 1, 1999 through July 20, 1999                   0.60% (excluding any taxes, interest, brokerage fees,
                                                              extraordinary expenses and 12b-1 fees)
------------------------------------------------------------------------------------------------------------------------
From July 21, 1999 through October 31, 2000                   0.65% (excluding any taxes, interest, brokerage fees,
                                                              extraordinary expenses and 12b-1 fees)
------------------------------------------------------------------------------------------------------------------------

(1) From the commencement of operations through June 30, 1994. This waiver and expense limitation was extended to June 30, 1994, but modified, effective May 2, 1994 through December 31, 1996, to provide that annual operating expenses would not exceed 0.10%. Because 12b-1 Plan fees have been set at 0.15% by Tax-Free Fund's Board of Trustees for Intermediate Fund A Class, the amount of the voluntary waiver with respect to each such Class, as modified, was equivalent to the waiver operative through May 1, 1994.

         The Manager has contracted to waive its annual management fees and pay expenses of National High-Yield Fund from November 1, 2000 through October 31, 2001, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. Prior to November 1, 2000, the Manager elected voluntarily to waive its annual management fees and to pay expenses of the Fund through October 31, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.

         In connection with the merger transaction described below Manager agreed for a period of two years ending on April 30, 1999, to pay the operating expenses (excluding interest expense, taxes, brokerage fees, commissions and Rule 12b-1 fees) of the Fund which exceeded 1% of the Fund's average daily net assets on an annual basis up to certain limits as set forth in this Part B. This agreement replaced a similar provision in the Fund's investment advisory contracts with the Fund's predecessor investment adviser.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at One Commerce Square, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated November 1, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plans for each such Class. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at One Commerce Square, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to Shareholders Services Agreements dated November 1, 1999. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of Tax-Free Fund and Voyageur Mutual Funds are managed under the direction of its respective Board of Trustees.

         Certain officers and trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. On September 29, 2000, Tax-Free Fund's officers and trustees owned less than 1% of the outstanding shares of each of its classes. As of the same date, Voyageur Mutual Funds officers and trustees owned less than 0% of the outstanding shares of each of its classes.

         As of September 29, 2000, management believes the following accounts held of record 5% or more of the outstanding shares of a Class. Management has no knowledge of beneficial ownership.

----------------------------------------------------------------------------------------------------------------------------
Class                     Name and Address of Account                                      Share Amount          Percentage
----------------------------------------------------------------------------------------------------------------------------
Tax-Free USA Fund         Merrill Lynch, Pierce, Fenner & Smith                             279,597.260              11.77%
B Class                   For the sole benefit of its customers
                          Attn: Fund Administration SEC#97D23
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------
Tax-Free USA Fund         Merrill Lynch, Pierce, Fenner & Smith                              34,648.030              22.42%
C Class                   For the sole benefit of its customers
                          Attn: Fund Administration SEC#97H07
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------
                          Salomon Smith Barney Inc.                                          18,797.000              12.16%
                          00141202518
                          333 West 34th Street - 3rd Floor
                          New York, NY 10001
----------------------------------------------------------------------------------------------------------------------------
                          Master Builders and Specialists Inc.                                9,910.330               6.41%
                          216 South Pierce Street
                          Lafayette, LA 70501-5914
----------------------------------------------------------------------------------------------------------------------------
                          Dean Witter                                                         9,253.960               5.98%
                          For the benefit of Maurice M. Mullendore
                          PO Box 250
                          Church Street Station
                          New York, NY 10008-0250
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Insured Fund     Merrill Lynch, Pierce, Fenner & Smith                              60,020.800              12.39%
B Class                   For the sole benefit of its customers
                          Attn: Fund Administration SEC#97D26
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Class                     Name and Address of Account                                      Share Amount          Percentage
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Insured Fund     NFSC FEBO #L2H-007960                                              52,386.380              37.70%
C Class                   Sue Dell Thoman
                          4020 Rita Marie Drive
                          Columbus, OH 43220-4927
----------------------------------------------------------------------------------------------------------------------------
                          Merrill Lynch, Pierce, Fenner & Smith                              37,383.960              26.90%
                          For the sole benefit of its customers
                          Attn: Fund Administration SEC#97H08
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------
                          Wachovia Securities, Inc.                                          19,502.690              14.03%
                          FBO 315-13672-10
                          PO Box 1220
                          Charlotte, NC 28201-1220
----------------------------------------------------------------------------------------------------------------------------
                          Mago Banda and Rafaela S. Banda JT WROS                             7,027.870               5.05%
                          Tod M. Gloria Chavana ET AL
                          250 Charben Drive
                          San Antonio, TX 78237-3117
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Intermediate     MerrillsLynch, Pierce, Fenner & Smith                              34,053.160              20.89%
Fund B Class              For the sole benefit of its customers
                          Attn: Fund Administration SEC#97D27
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------
                          Donna M. Falcone and                                               11,595.470               7.11%
                          Robert A. Falcone JT WROS
                          837 Old National Pike
                          Brownsville, PA 15417-9253
----------------------------------------------------------------------------------------------------------------------------
                          Mary Delvin Dorsey TTEE                                             9,162.580               5.62%
                          Mary Delvin Dorsey REV
                          Trust U/A DTD 12/20/88
                          8800 S. Ocean Drive - Apt 506
                          Jensen Beach, FL 34957-2145
----------------------------------------------------------------------------------------------------------------------------
                          Donaldson Lufkin Jenrette                                           8,512.870               5.22%
                          Securities Corporation Inc.
                          PO Box 2052
                          Jersey City, NJ 07303-2052
----------------------------------------------------------------------------------------------------------------------------
                          Prudential Securities Inc. FBO                                      8,198.320               5.03%
                          Mr. Robert G. Klay
                          Mrs. Majorie I. Klay CO-TTEES
                          Klay Family Trust
                          UA DTD 09/02/98
                          Plainfield, IN 46168
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Class                     Name and Address of Account                                      Share Amount          Percentage
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Intermediate     Donaldson Lufkin Jenrette                                          46,685.340              19.67%
Fund C Class              Securities Corporation Inc.
                          PO Box 2052
                          Jersey City, NJ 07303-2052
----------------------------------------------------------------------------------------------------------------------------
                          NFSC FEBO #CJK-189561                                              27,932.210              11.77%
                          Jeanne R. Derbes
                          2302 N. Harbour Dr.
                          Lynn Haven, FL 32444-2057
----------------------------------------------------------------------------------------------------------------------------
                          Merrill Lynch, Pierce, Fenner & Smith                              20,231.530               8.52%
                          For the sole benefit of its customers
                          Attn: Fund Administration SEC#97H09
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------
                          Jacob N. Gust                                                      12,802.580               5.39%
                          Barbara A Olive JT TEN
                          4614 81st North
                          Fargo, ND 58102-7501
----------------------------------------------------------------------------------------------------------------------------
National                  First Clearing Corporation                                        403,544.630               5.15%
High-Yield Fund           Account 2297-6324
A Class                   Juanita M. Daly
                          3800 Howard Hughes Pkwy
                          Suite 1500
                          Las Vegas, NV 89109-5909
----------------------------------------------------------------------------------------------------------------------------
                          Merrill Lynch, Pierce, Fenner & Smith                             398,034.640               5.08%
                          For the sole benefit of its customers
                          Attn: Fund Administration SEC#97L94
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------
National                  Merrill Lynch, Pierce, Fenner & Smith                             505,625.500              27.76%
High-Yield Fund           For the sole benefit of its customers
B Class                   Attn: Fund Administration SEC#97L95
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------
National                  Merrill Lynch, Pierce, Fenner & Smith                             347,459.210  42.30%
High-Yield Fund           For the sole benefit of its customers
C Class                   Attn: Fund Administration SEC#97L96
                          4800 Deer Lake Drive East, 2nd Floor
                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------
                          Reagan Family Partners                                             55,581.350  6.76%
                          Robert L. Reagan General Partner
                          Dalene C. Reagan General Partner
                          125 Crestline Dr.
                          Kerrville, TX 78028-8801
----------------------------------------------------------------------------------------------------------------------------
                          NFSC FEBO #BNX-043591                                              51,680.830               6.29%
                          Bette Smyth TTEE
                          Harold W. Davis Trust
                          U/A 7/12/98
                          517 Clermont Avenue
                          Dallas, TX 75223-1207
----------------------------------------------------------------------------------------------------------------------------

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, PA, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as National High-Yield Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur was an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") as a result of Lincoln National's acquisition of DFG. LNC, headquartered in Philadelphia, PA, owns and operates insurance and investment management businesses, including Delaware Management Holding, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Investments family.

         Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreement with Voyageur was "assigned", as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of Voyageur Mutual Funds, Inc. unanimously approved new advisory agreements at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreement. At a meeting held on April 11, 1997, the shareholders of the Fund approved its Investment Management Agreement with the Manager, an indirect wholly-owned subsidiary of LNC, to become effective after the close of business on April 30, 1997, the date the acquisition was completed. On May 30, 1997, Voyageur was merged into the Manager and the Manager became the investment manager for the Fund.

         Trustees and principal officers of Tax-Free Fund and Voyageur Mutual Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.



------------------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                          Business Experience
------------------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (63)                         Chairman, Trustee/Director of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family

                                             Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital Management, Inc.;
                                             Chairman, President and Chief Executive Officer and Director/Trustee of DMH Corp.,
                                             Delaware Distributors, Inc. and Founders Holdings, Inc.; Chairman, President, Chief
                                             Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management
                                             Company, Inc. and Delaware Management Business Trust; Chairman, President, Chief
                                             Executive Officer and Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer and Chief
                                             Investment Officer of Delaware Investment Advisers (a series of Delaware Management
                                             Business Trust); Chairman and Chief Executive Officer of Delaware International
                                             Advisers Ltd.; Chairman, Chief Executive Officer and Director of Delaware International
                                             Holdings Ltd.; Chief Executive Officer of Delaware Management Holdings, Inc.; President
                                             and Chief Executive Officer of Delvoy, Inc Director of Delaware Service Company, Inc.
                                             and Retirement Financial Services, Inc.

                                             Prior to January 1, 2000, Mr. Stork was Chairman and Director of Delaware Management
                                             Holdings, Inc. and a Director of Delaware International Advisers Ltd.

                                             In addition, during the five years prior to January 1, 2000, Mr. Stork has served in various executive capacities at different times within Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
----------------------
* Trustee affiliated with Delaware Tax-Free Fund's and Voyageur Mutual Funds' investment manager and considered an "interested person" as defined in the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                          Business Experience
------------------------------------------------------------------------------------------------------------------------------------
*David K. Downes (60)                        President, Chief Executive Officer, Chief Financial Officer and Trustee/Director of
                                             Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family

                                             President and Director of Delaware Management Company, Inc.

                                             President of Delaware Management Company (a series of Delaware Management Business
                                             Trust)

                                             President, Chief Executive Officer and Director of Delaware Capital Management, Inc.

                                             Chairman, President, Chief Executive Officer and Director of Delaware Service Company,
                                             Inc.

                                             President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                             International Holdings Ltd.

                                             President, Chief Operating Officer and Director of Delaware General Management, Inc.

                                             Chairman and Director of Delaware Management Trust Company and Retirement Financial
                                             Services, Inc.

                                             Executive Vice President, Chief Operating Officer and Chief Financial Officer of
                                             Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware Distributors,
                                             L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)

                                             Executive Vice President, Chief Financial Officer, Chief Operating Officer and Trustee
                                             of Delaware Management Business Trust

                                             Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                             of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

                                             Director of Delaware International Advisers Ltd.

                                             Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                             of Vantage Global Advisors, Inc.

                                             During the past five years, Mr. Downes has served in various executive capacities at different times within Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
----------------------
* Trustee affiliated with Delaware Tax-Free Fund's and Voyageur Mutual Funds' investment manager and considered an "interested person" as defined in the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                          Business Experience
------------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)                        Trustee/Director of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family

                                             460 North Gulph Road, King of Prussia, PA 19406

                                             Board Chairman, Citadel Constructors, Inc.

                                             From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.
------------------------------------------------------------------------------------------------------------------------------------
John H. Durham (63)                          Trustee/Director of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family

                                             Private Investor.

                                             P.O. Box 819, Gwynedd Valley, PA 19437

                                             Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive
                                             Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware
                                             Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and
                                             Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a Partner of Complete Care
                                             Services from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (61)                        Trustee/Director of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family.

                                             500 Fifth Avenue, New York, NY 10110

                                             Founder and Managing Director, Anthony Knerr & Associates

                                             From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of
                                             Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New
                                             York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.
------------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (59)                            Trustee/Director of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family

                                             785 Park Avenue, New York, NY 10021

                                             Retired Treasurer, National Gallery of Art

                                             From 1994 to 1999, Ms. Leven was the Treasurer of the National Gallery of Art and from
                                             1990 to 1994, Ms. Leven was Deputy Treasurer of the National Gallery of Art. In
                                             addition, from 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                             Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct
                                             Professor of Columbia Business School.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                          Business Experience
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (64)                       Trustee/Director of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family

                                             200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                             President and Chief Executive Officer, MLM Partners, Inc.

                                             From 1996 to 1999, Mr. Madison was Chairman of the Board of Communications Holdings,
                                             Inc. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was
                                             President of U.S. WEST Communications--Markets.
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (74)                         Trustee/Director of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family

                                             P.O. Box 1102, Columbia, MD 21044

                                             Secretary/Treasurer, Enterprise Homes, Inc.

                                             From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland
                                             Group, Inc., Columbia, MD.
------------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans (52)                        Trustee/Director of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family.

                                             Building 220-13W-37, St. Paul, MN 55144

                                             Vice President and Treasurer, 3M Corporation.

                                             From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets for the
                                             3M Corporation; Manager of Benefit Fund Investments for the 3M Corporation, 1985-1987;
                                             Manager of Pension Funds for the 3M Corporation, 1983-1985; Consultant--Investment
                                             Technology Group of Chase Econometrics, 1982-1983; Consultant for Data Resources,
                                             1980-1982; Programmer for the Federal Reserve Bank of Chicago, 1970-1974.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Officer                                      Business Experience
------------------------------------------------------------------------------------------------------------------------------------
William E. Dodge (51)                        Executive Vice President and Chief Investment Officer, Equity of Tax-Free Fund and
                                             Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware
                                             Investments family and Delaware Management Company (a series of Delaware Management
                                             Business Trust)

                                             Executive Vice President of Delaware Management Business Trust and Delaware Capital
                                             Management, Inc.

                                             President and Chief Investment Officer, Equity of Delaware Investment Advisers (a
                                             series of Delaware Management Business Trust)

                                             Executive Vice President, Equity and Director of Vantage Global Advisors, Inc.

                                             Prior to joining Delaware Investments in 1999, Mr. Dodge was President, Director of
                                             Marketing, and Senior Portfolio Manager for Marvin & Palmer Associates.
------------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll (37)                        Executive Vice President/Head of Fixed-Income of Tax-Free Fund and Voyageur Mutual
                                             Funds and each of the other 31 investment companies in the Delaware Investments family,
                                             Delaware Management Company (a series of Delaware Management Business Trust) and
                                             Delaware Investment Advisers (a series of Delaware Management Business Trust)

                                             Executive Vice President of Delaware Management Business Trust and Delaware Capital
                                             Management, Inc.

                                             Before joining Delaware Investments in 2000, Mr. Driscoll was Senior Vice President,
                                             Director of Fixed Income Process at Conseco Capital Management from June 1998 to August
                                             2000. Prior to that, he was Managing Director for NationsBanc Capital Markets from 1996 to 1998, Vice President of Goldman Sachs from 1991-1995 and Assistant Vice President of
                                             Conseco Capital Management from 1989 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)                     Executive Vice President/General Counsel of Tax-Free Fund and Voyageur Mutual Funds and
                                             each of the other 31 investment companies in the Delaware Investments family, Delaware
                                             Management Holdings, Inc., Delaware Management Company (a series of Delaware Management
                                             Business Trust), Delaware Investment Advisers (a series of Delaware Management Business
                                             Trust), Delaware Distributors, L.P. and Founders CBO Corporation.

                                             Executive Vice President/General Counsel and Director of Delaware International
                                             Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management
                                             Company, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                             Retirement Financial Services, Inc., Delaware Distributors, Inc., Delaware General
                                             Management, Inc. and Delaware Management Business Trust Company.

                                             Executive Vice President/General Counsel and Trustee of Delaware Management Business
                                             Trust.

                                             Director of Delaware International Advisers Ltd.

                                             Director of HYPPCO Finance Company Ltd.

                                             Executive Vice President/General Counsel and Director of Vantage Global Advisors, Inc.

                                             During the past five years, Mr. Flannery has served in various executive capacities at different times within Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Officer                                      Business Experience
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro (42)                     Senior Vice President/Deputy General Counsel and Secretary of Tax-Free Fund and
                                             Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware
                                             Investments family, Delaware Management Company (a series of Delaware Management
                                             Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware
                                             Management Company, Inc., Delaware Management Business Trust, Delaware Investment
                                             Advisers (a series of Delaware Management Business Trust), Delaware Service Company,
                                             Inc., Delaware Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                             Distributors, Inc., Delaware Distributors, L.P., Delaware Management Trust Company,
                                             Delaware General Management, Inc., Delaware International Holdings Ltd., Founders
                                             Holdings, Inc.

                                             Secretary of Founders CBO Corporation

                                             During the past five years, Ms. Maestro has served in various executive capacities at different times within Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (50)                      Senior Vice President/Corporate Controller of Tax-Free Fund and Voyageur Mutual Funds
                                             and each of the other 31 investment companies in the Delaware Investments family and
                                             Delaware Investment Advisers (a series of Delaware Management Business Trust)

                                             Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                             Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management
                                             Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P.,
                                             Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                                             Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc., Founders
                                             Holdings, Inc., Delaware General Management, Inc. and Delaware Management Business
                                             Trust

                                             Chief Financial Officer of Retirement Financial Services, Inc.

                                             Executive Vice President, Chief Financial Officer and Treasurer of Delaware Management
                                             Trust Company

                                             Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                             Senior Vice President/Corporate Controller of Vantage Global Advisors, Inc.

                                             During the past five years, Mr. Hastings has served in various executive capacities at different times within Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Officer                                      Business Experience
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (38)                       Senior Vice President and Treasurer of Tax-Free Fund and Voyageur Mutual Funds and each of the other 31 investment companies in the Delaware Investments family

                                             Senior Vice President/Investment Accounting of Delaware Service Company, Inc., Delaware
                                             Capital Management, Inc., Delaware Distributors, L.P., Delaware Management Company (a
                                             series of Delaware Management Business Trust) and Founders Holdings, Inc.

                                             Senior Vice President/Investment Accounting and Treasurer of Delaware Investment
                                             Advisers (a series of Delaware Management Business Trust)

                                             Senior Vice President/Manager of Investment Accounting of Delaware International
                                             Holdings Ltd.

                                             Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                             Senior Vice President/Investment Accounting of Vantage Global Advisors, Inc.

                                             Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for
                                             Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston
                                             Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne (37)                        Vice President/Senior Portfolio Manager of Tax-Free Fund and Voyageur Mutual Funds and
                                             each of the other 31 investment companies in the Delaware Investments family, Delaware
                                             Capital Management, Inc., Delaware Management Company (a series of Delaware Management
                                             Business Trust) and Delaware Investment Advisers (a series of Delaware Management
                                             Business Trust)

                                             During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware organization.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery (41)                      Vice President/Senior Portfolio Manager of Tax-Free Fund and Voyageur Mutual Funds and
                                             each of the other 31 investment companies in the Delaware Investments family, Delaware
                                             Management Company (a series of Delaware Management Business Trust) and Delaware
                                             Investment Advisers (a series of Delaware Management Business Trust)

                                             Before joining the Delaware Investments in 1997, Mr. Conery was an investment officer with Travelers Insurance from 1995 through 1996 and a research analyst with CS First
                                             Boston from 1992 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

     The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Tax-Free Fund and Voyageur Mutual Funds and the total compensation received from all Delaware Investments funds for the fiscal year ended August 31, 2000 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of August 31, 2000. Only the independent trustees of Tax-Free Fund and Voyageur Mutual Funds receive compensation from the Funds.


                                                                         Pension or
                                                                         Retirement
                               Aggregate                                 Benefits                                      Total
                               Compensation                              Accrued                  Estimated            Compensation
                               from                Aggregate             as Part of Tax-Free      Annual               from all
                               Delaware            Compensation          Fund and                 Benefits             Delaware
                               Tax-Free            from Voyageur         Voyageur Mutual          Upon                 Investment
Name                           Fund                Mutual Funds          Funds Expenses           Retirement(1)        Companies(2)
John H. Durham (3)             $1,858              $849                  None                     $38,000              $53,796
Ann R. Leven                   $2,047              $1,479                None                     $38,000              $66,001
Walter P. Babich               $1,858              $1,368                None                     $38,000              $60,001
Anthony D. Knerr               $2,015              $1,461                None                     $38,000              $65,001
Thomas F. Madison              $2,015              $1,461                None                     $38,000              $65,001
Charles E. Peck                $2,015              $1,461                None                     $38,000              $65,001
Janet L. Yeomans               $1,858              $1,368                None                     $38,000              $60,001



(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee or director for a period equal to the lesser of the number of years that such person served as a trustee or director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of August 31, 2000, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Effective as of September 22, 2000, each independent trustee/director will receive a total annual retainer fee of $50,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Members of the audit committee will receive additional annual compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson, who will receive $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee will receive an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds will receive an additional retainer of $8,000 from all investment companies.
(3) Mr. Durham joined the board of Voyageur Mutual Funds effective as of May 1, 2000.

GENERAL INFORMATION


     Tax-Free Fund and Voyageur Mutual Funds are open-end management investment companies. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. Delaware Group Tax-Free Fund was originally organized as a Maryland corporation on August 17, 1983. USA, Insured and Intermediate Funds are series of Tax-Free Fund. Voyageur Mutual Funds was originally organized as a Minnesota corporation in April 1993. National High-Yield Fund is one of several series of Voyageur Mutual Funds. Both Delaware Group Tax-Free Fund and Voyageur Mutual Funds were reorganized as Delaware business trusts on November 1, 1999.


     The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions for each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for each Fund.


Delaware or Delaware International also manages the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion (SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed-income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions. See Delaware Group Premium Fund in Appendix B.

     The Delaware Investments Family of Funds, the Manager and the Distributor, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolios, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager and the Distributor are on public file with, and are available from, the SEC.


     The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of its Class A Shares, after reallowances to dealers, as follows:

--------------------------------------------------------------------------------
USA Fund A Class
--------------------------------------------------------------------------------

                                            Total
                    Amount of               Amounts              Net
Fiscal              Underwriting            Reallowed            Commission
Year Ended          Commission              To Dealers           to Distributor
--------------------------------------------------------------------------------
8/31/00                   $207,338             $187,875                $19,463
8/31/99                    321,029              281,829                 39,200
8/31/98                    314,525              264,400                 50,125
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Insured Fund A Class
--------------------------------------------------------------------------------
                                            Total
                    Amount of               Amounts              Net
Fiscal              Underwriting            Reallowed            Commission
Year Ended          Commission              to Dealers           to Distributor
--------------------------------------------------------------------------------
8/31/00                    $37,989              $33,377                 $4,612
8/31/99                     99,657               85,806                 13,851
8/31/98                     38,389               32,986                  5,403
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Intermediate Fund A Class
--------------------------------------------------------------------------------
                                            Total
                    Amount of               Amounts              Net
Fiscal              Underwriting            Reallowed            Commission
Year Ended          Commission              to Dealers           to Distributor
--------------------------------------------------------------------------------
8/31/00                    $19,918              $16,766                 $3,152
8/31/99                     60,931               49,236                 11,695
8/31/98                     43,288               34,492                  8,796
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
National High Yield Fund A Class
--------------------------------------------------------------------------------
                                            Total
                    Amount of               Amounts              Net
Fiscal              Underwriting            Reallowed            Commission
Year Ended          Commission              to Dealers           to Distributor
--------------------------------------------------------------------------------
8/31/00                   $105,526              $93,140                $12,386
8/31/99                    330,680              299,148                 31,532
8/31/98                    245,289              211,329                 33,960
12/31/97*                  110,688               94,679                 16,009
--------------------------------------------------------------------------------

 * For the period January 1, 1998 through August 31, 1998.

The Distributor received Limited CDSC payments with respect to Class A Shares as follows:

-------------------------------------------------------------------------------------------
                  Limited CDSC Payments
Fiscal            -------------------------------------------------------------------------
Year Ended                                                                    National
                  USA Fund        Insured Fund         Intermediate           High-Yield
                  A Class         A Class              Fund A Class           Fund A Class
-------------------------------------------------------------------------------------------
8/31/00                $---               $---                 $---                   $---
8/31/99              18,494                ---                  ---                    ---
8/31/98                 ---                ---                  ---                   $198
-------------------------------------------------------------------------------------------

The Distributor received CDSC payments with respect to Class B Shares as follows:

-------------------------------------------------------------------------------------------
               CDSC Payments
Fiscal         ----------------------------------------------------------------------------
Year Ended                                                                      National
               USA Fund           Insured Fund          Intermediate            High-Yield
               B Class            B Class               Fund B Class            Fund B Class
-------------------------------------------------------------------------------------------
8/31/00            $204,518            $26,050              $12,031               $143,095
8/31/99             164,331             11,341                4,314                 30,476
8/31/98             113,024             10,935                2,055                 23,578
-------------------------------------------------------------------------------------------


The Distributor received CDSC payments with respect to Class C Shares as follows:

-------------------------------------------------------------------------------------------
                CDSC Payments
                ---------------------------------------------------------------------------
                                                                              National
Fiscal          USA Fund           Insured Fund         Intermeidate          High-Yield
Year Ended      C Class            C Class              Fund C Class          Fund C Class
-------------------------------------------------------------------------------------------

8/31/00              $1,281             $1,225                $1,125                 $9,746
8/31/99               1,533                948                 1,940                 10,308
8/31/98                 439                607                10,004                 1,194*
-------------------------------------------------------------------------------------------

* For the period January 1, 1998 through August 31, 1998. There were no CDSC payments made to the Distributor for the fiscal year ended December 31, 1997.

     The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

     The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Tax-Free Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Tax-Free Fund to delete the words "Delaware Group" from Tax-Free Fund's name.

     The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn NY 11245, is custodian of each of USA, Insured and Intermediate Fund's securities and cash. As custodian for each Fund, Chase maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; makes receipts and disbursements of money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.


     Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburg, PA 15258, is custodian of National High-Yield Fund's securities and cash. As custodian for the Fund, Mellon maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.


Capitalization
     Each Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.

     Each Fund offers three classes of shares, each representing a proportionate interest in the assets of that Fund, and each having the same voting and other rights and preferences as the other classes, except that, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plans relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

     Prior to May 2, 1994, Tax-Free USA Fund A Class was known as Tax-Free USA Fund, and prior to June 1, 1992, it was known as USA Series. Prior to May 2, 1994, Tax-Free Insured Fund A Class was known as Tax-Free Insured Fund, and prior to June 1, 1992, it was known as USA Insured Series. Prior to May 2, 1994, Tax-Free USA Intermediate Fund A Class was known as Tax-Free USA Intermediate Fund.

     Beginning August 16, 1999, the names of Tax-Free USA Fund, Tax-Free Insured Fund, Tax-Free USA Intermediate Fund and National High Yield Municipal Bond Fund changed to Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund, respectively. Corresponding changes have also been made to each Fund's classes.

     Effective as of November 1, 1999, the name of Delaware Group Tax-Free Fund, Inc. changed to Delaware Group Tax-Free Fund and the name of Voyageur Mutual Funds, Inc. changed to Voyageur Mutual Funds.

Noncumulative Voting
     Tax-Free Fund's and Voyageur Mutual Funds' shares have noncumulative voting rights which means that the holders of more than 50% of the shares of a Trust voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

     This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

FINANCIAL STATEMENTS


     Ernst & Young LLP serves as the independent auditors for Tax-Free Fund and Voyageur Mutual Funds and, in its capacity as such, audits the annual financial statements of each of the Funds. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended August 31, 2000, are included in the Funds' Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the reports of Ernst & Young LLP, listed above are incorporated by reference from the Annual Report into this Part
B. KPMG LLP (formerly named KPMG Peat Marwick LLP), National High-Yield Municipal Bond Fund's previous auditors, audited the annual financial statements and financial highlights of the Fund for the fiscal years or periods ending on or before December 31, 1996.

APPENDIX A


General Characteristics and Risks of Options and Futures - Intermediate Fund and National High-Yield Fund

     Conditions in the securities, futures and options markets will determine whether and in what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission (the "CFTC") and the federal tax requirements applicable to regulated investment companies. Transactions in options and futures contracts may give rise to income that is subject to regular federal income tax and, accordingly, in normal circumstances the Fund does not intend to engage in such practices to a significant extent.

     The use of futures and options, and the possible benefits and attendant risks, are discussed below.

     Futures Contracts and Related Options. The Fund may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed-income securities or contracts based on financial indices including any index of securities in which the Fund may invest. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities, or the cash value of an index, called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities, or cash value of an index, at a specified price during a specified delivery period. The Fund may also purchase and sell (write) call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during, or at the termination of, the period specified in the terms of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it.

     Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same period. The Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the liquidity of the market. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Fund would have to make or take delivery under the futures contract, or, in the case of a purchased option, exercise the option. The Fund would be required to maintain initial margin deposits with respect to the futures contract and to make variation margin payments until the contract is closed. The Fund will incur brokerage fees when they purchase or sell futures contracts.

     At the time a futures contract is purchased or sold, the Fund must deposit in a custodial account cash or securities as a good faith deposit payment (known as "initial margin"). It is expected that the initial margin on futures contracts the Fund may purchase or sell may range from approximately 1.5% to approximately 5% of the value of the securities (or the securities index) underlying the contract. In certain circumstances, however, such as during periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily in a process known as "marking to market." If the market value of the futures contract has changed, the Fund will be required to make or will be entitled to receive a payment in cash or specified high quality debt securities in an amount equal to any decline or increase in the value of the futures contract. These additional deposits or credits are calculated and required on a daily basis and are known as "variation margin."

     There may be an imperfect correlation between movements in prices of the futures contract the Fund purchases or sells and the portfolio securities being hedged. In addition, the ordinary market price relationships between securities and related futures contracts may be subject to periodic distortions. Specifically, temporary price distortions could result if, among other things, participants in the futures market elect to close out their contracts through offsetting transactions rather than meet variation margin requirements, investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions or if, because of the comparatively lower margin requirements in the futures market than in the securities market, speculators increase their participation in the futures market. Because price distortions may occur in the futures market and because movements in the prices of securities may not correlate precisely with movements in the prices of futures contracts purchased or sold by the Fund in a hedging transaction, even if Voyageur correctly forecasts market trends the Fund's hedging strategy may not be successful. If this should occur, the Fund could lose money on the futures contracts and also on the value of its portfolio securities.


     Although the Fund believes that the use of futures contracts and options thereon will benefit it, if the Manager's judgment about the general direction of securities prices or interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if the Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, the Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.


     Options on Securities. The Fund may purchase and sell (write) options on securities, which options may be either exchange-listed or over-the-counter options. The Fund may write call options only if the call option is "covered." A call option written by the Fund is covered if the Fund owns the securities underlying the option or has a contractual right to acquire them or owns securities which are acceptable for escrow purposes. The Fund may write put options only if the put option is "secured." A put option written by the Fund is secured if the Fund, which is obligated as a writer of a put option, invests an amount, not less than the exercise price of a put option, in eligible securities.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options,
(ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     The Fund may purchase and sell options that are exchange-traded or that are traded over-the counter ("OTC options"). Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty with no clearing organization guarantee. Thus, when the Fund purchases OTC options, it must rely on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction.

     Although the Fund will enter into OTC options only with dealers that agree to enter into, and which are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. This may impair the Fund's ability to sell a portfolio security at a time when such a sale might be advantageous. In the event of insolvency of the counterparty, the Fund may be unable to liquidate an OTC option. In the case of options written by the Fund, the inability to enter into a closing purchase transaction may result in material losses to the Fund.

     Regulatory Restrictions. To the extent required to comply with applicable SEC releases and staff positions, when entering into futures contracts or certain option transactions, such as writing a put option, the Fund will maintain, in a segregated account, cash or liquid high-grade securities equal to the value of such contracts. Compliance with such segregation requirements may restrict the Fund's ability to invest in intermediate- and long-term Tax Exempt Obligations.


     The Fund intend to comply with CFTC regulations and avoid "commodity pool operator" status. These regulations require that futures and options positions be used (a) for "bona fide hedging purposes" (as defined in the regulations) or
(b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. The Fund currently does not intend to engage in transactions in futures contracts or options thereon for speculation.

     Accounting Considerations. When the Fund writes an option, an amount equal to the premium received by it is included in the Fund's Statement of Assets and Liabilities as a liability. The amount of the liability subsequently is marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and subsequently is adjusted to the current market value of the option.

APPENDIX B - INVESTMENY OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY


     Following is a summary of the investment objectives of the funds in the Delaware Investments family:


     Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the manager believes have the potential for above average dividend increases over time.

     Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements.


     Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.


     Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


     Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

     Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds


     Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

     Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

     REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.


     Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.


     Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.


     Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital.

     Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Delaware Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.


     Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets

Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

     Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.


     Delaware Group Premium Fund offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Convertible Securities Series--seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Devon Series seeks current income and capital appreciation. The Series will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Social Awareness

Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Technology and Innovation Series seeks to provide long-term capital growth. The Series invest primarily in stocks that the manager believes will benefit from technological advances and improvements. Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.


     Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

     Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

     Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.


     Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital. Delaware Montana Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Montana personal income tax, as is consistent with preservation of capital.


     Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

     Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.


    Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

     For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


     Each of the summaries above is qualified in its entirety by the information contained in the funds' prospectus(es).

APPENDIX C - DESCRIPTION OF RATINGS

General Rating Information

Bonds


     The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's and Fitch IBCA, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.


Moody's Investors                   Aaa       Highest quality, smallest degree of investment risk.
Service, Inc.
                                    Aa        High quality; together with Aaa bonds, they
                                              compose the high-grade bond group

                                    A         Upper-medium-grade obligations; many favorable
                                              investment attributes.

                                    Baa       Medium-grade obligations; neither highly protected nor
                                              poorly secured. Interest and principal appear adequate
                                              for the present, but certain protective elements may be
                                              lacking or may be unreliable over any great length of time.

                                    Ba        More uncertain with speculative elements. Protective of
                                              interest and principal payments not well safeguarded in
                                              good and bad times.

                                    B         Lack characteristics of desirable investment; potentially
                                              low assurance of timely interest and principal payments or maintenance of other contract terms over time.

                                    Caa       Poor standing, may be in default; elements of danger with
                                              respect to principal or interest payments.

                                    Ca        Speculative in high degree; could be in default or have
                                              other marked shortcomings.

                                    C         Lowest rated. Extremely poor prospects of ever attaining
                                              investment standing.

Standard & Poor's                   AAA       Highest rating; extremely strong capacity to pay principal and interest.

                                    AA        High quality; very strong capacity to pay principal and
                                              interest.

                                    A         Strong capacity to pay principal and interest; somewhat
                                              more susceptible to the adverse effects of changing
                                              circumstances and economic conditions.

                                    BBB       Adequate capacity to pay principal and interest; normally
                                              exhibit adequate protection parameters, but adverse
                                              economic conditions or changing circumstances more likely
                                              to lead to weakened capacity to pay principal and interest than for higher-rated bonds.

                                    BB, B,    Predominantly speculative with respect to the issuer's
                                              capacity to

                                    CCC, CC   meet required interest and principal payments. BB-lowest
                                              degree of speculation; CC-the highest degree of speculation.
                                              Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

                                    D         In default.


Fitch IBCA, Inc.                    AAA       Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA Very high quality; obligor's ability to pay interest and repay principal is very strong.
                                              Because bonds rated in the AAA and AA categories are not
                                              significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                    A         High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to
                                              adverse changes in economic conditions and circumstances than higher-rated bonds.

                                    BBB       Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate.  Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

                                    BB,       Not investment grade; predominantly speculative with respect to the

                                    CCC,      issuer's capacity to repay interest and repay principal in accordance

                                    CC, C     with the terms of the obligation for bond issues not in default.  BB is the least speculative.  C is the most speculative.


Commercial Paper

Moody's                                 S&P                                           Fitch
P-1            Superior quality         A-1+          Extremely strong quality        F-1+          Exceptionally strong quality
                                        A-1           Strong quality                  F-1           Very strong quality

P-2            Strong quality           A-2           Satisfactory quality            F-2           Good credit quality

P-3            Acceptable quality       A-3           Adequate quality                F-3           Fair quality
                                        B             Speculative quality             F-S           Weak credit quality
                                        C             Doubtful quality

State and Municipal Notes

Moody's                                 S&P                                           Fitch
MIG1/
VMIG1          Best quality             SP1+          Very strong quality             F-1+          Exceptionally strong quality
                                        SP1           Strong grade                    F-1           Very strong quality
MIG2/
VMIG2          High quality             SP2           Satisfactory grade              F-2           Good credit quality

MIG3/
VMIG3          Favorable quality                                                      F-3           Fair credit quality

MIG4/
VMIG4          Adequate quality


SG             Speculative quality      SP3           Speculative grade               F-S           Weak credit quality



Earnings and Dividend Rankings for Common Stocks
         Standard & Poor's. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.


         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.


         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.


         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

   A+   Highest              B+  Average            C   Lowest

   A    High                 B   Below Average      D   In Reorganization

   A-   Above Average        B-  Lower


         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating


Moody's Investors Service, Inc.     Aaa       Considered to be a top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
                                    Aa        Considered a high-grade preferred stock.  This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
                                    A         Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa"
                                              classifications, earnings and asset protection are,
                                              nevertheless, expected to be maintained at adequate levels.
                                    Baa       Considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at
                                              present but may be questionable over any great length of time.
                                    Ba        Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
                                              Uncertainty of position characterizes preferred stocks in this class.
                                    B         Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
                                    Caa       Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
                                    Ca        Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
                                    C         The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard & Poor's                   AAA       Has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
                                    AA        Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
                                    A         Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
                                    BBB       Regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing
                                              circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.
                                    BB,B,     Regarded, on balance, as  predominantly speculative with respect to CCC the issuer's capacity to pay preferred stock obligations. "BB"
                                              indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse
                                              conditions.
                                    CC        Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
                                    C         A non-paying issue.
                                    D         A non-paying issue with the issuer in default on debt instruments.
                                    NR        Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



                                     PART C

                                Other Information


Item 23. Exhibits

         (a) Agreement and Declaration of Trust.

             (1) Agreement and Declaration of Trust (December 17, 1998)
                 incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

             (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.


         (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Agreement and Declaration of Trust. Articles III, IV, V and VI
                 of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

             (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

         (d) Investment Management Agreement.

             (1) Executed Investment Management Agreement (November 1, 1999)
                 between Delaware Management Company and the Registrant attached as Exhibit.

         (e) (1) Distribution Agreement.

                 (i) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Tax-Free USA Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

                 (ii) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Tax-Free Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

                 (iii) Executed Distribution Agreement (April 3, 1995) between
                       Delaware Distributors, L.P. and the Registrant on behalf of Delaware Tax-Free USA Intermediate Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

                 (iv) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) on behalf of Delaware Tax-Free USA Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

                 (v) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) on behalf of Tax-Free Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

                 (vi) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) on behalf of Tax-Free USA Intermediate Fund incorporated into this filing by reference to Post Effective Amendment No. 22 filed October 30, 1996.

                 (vii) Executed Adoption Agreement relating to the Distributions
                       Agreements (November 1, 1999) between the Registrant and Delaware Distributors, L.P. attached as Exhibit.

             (2) Administration and Service Agreement. Form of Administration
                 and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

             (3) Dealer's Agreement. Attached as Exhibit.

             (4) Mutual Fund Agreement for the Delaware Group of Funds (as
                 amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

         (f) Inapplicable.


         (g) Custodian Agreement.

             (1) Executed Custodian Agreement (May 1996) with The Chase
                 Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 24 filed October 28, 1998.

             (2) Executed Securities Lending Agreement (December 22, 1998) with
                 The Chase Manhattan Bank attached as Exhibit.

             (3) Executed Letter to add Delaware Tax-Free USA Fund, Delaware
                 Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund to Schedule A of the Global Custody Agreement with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 24 filed October 28, 1998.

         (h) Other Material Contracts.

             (1) Executed Shareholders Services Agreement (June 29, 1988)
                 between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Tax-Free USA Fund incorporated into this filing by to Post-Effective Amendment No. 22 filed October 30, 1996.

             (2) Executed Shareholders Services Agreement (June 29, 1988)
                 between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Tax-Free Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (3) Executed Shareholders Services Agreement (November 10, 1992)
                 between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Tax-Free USA Intermediate Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (4) Executed Adoption Agreement relating to the Shareholders
                 Services Agreements (November 1, 1999) between the Registrant and Delaware Service Company, Inc. attached as Exhibit.

             (5) Executed Schedule A (April 20, 2000) to the Shareholders
                 Services Agreements between Delaware Service Company, Inc. and the Registrant attached as Exhibit.

             (6) Executed Delaware Group of Funds Fund Accounting Agreement
                 (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.


         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

         (j) Consent and Report of Auditors. Attached as Exhibit.

         (k) Inapplicable.

             (l) Undertaking of Initial Shareholders. Incorporated in this filing by reference to Pre-Effective Amendment No. 1 filed November 22, 1983.

         (m) Plans under Rule 12b-1.

             (1) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Fund A
                 Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (2) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Fund B
                 Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (3) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Fund C
                 Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (4) Executed Plan under Rule 12b-1 for Delaware Tax-Free Insured
                 Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (5) Executed Plan under Rule 12b-1 for Delaware Tax-Free Insured
                 Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (6) Executed Plan under Rule 12b-1 for Delaware Tax-Free Insured
                 Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (7) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA
                 Intermediate Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (8) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA
                 Intermediate Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

             (9) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA
                 Intermediate Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

         (n) Inapplicable.

         (o) Inapplicable.

         (p) Codes of Ethics. Codes of Ethics for the Registrant, Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. attached as Exhibit.

         (q) Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

Item 26. Business and Other Connections of Investment Adviser.

         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Haldeman, Jr. (1)                      Chief Executive Officer of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); President, Chief Executive Officer and Director of
                                                  Delaware Management Holdings, Inc.; Chief Executive Officer and Director of
                                                  DMH Corp.; Chief Executive Officer and Director of Delvoy, Inc.; Chief
                                                  Executive Officer and Director of Delaware Management Company, Inc.; Chief
                                                  Executive Officer and Trustee of Delaware Management Business Trust, Director
                                                  of Delaware Service Company, Inc.; Director of Delaware Capital Management,
                                                  Inc.; Director of Retirement Financial Services, Inc.; Director of Delaware
                                                  Distributors, Inc.; Chief Executive Officer and Director of Delaware
                                                  International Holdings Ltd.; Chairman and Director of Delaware International
                                                  Advisers Ltd.; Chief Executive Officer of Delaware General Management, Inc.

                                                  Chairman, Chief Executive Officer and Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); President and Director of Delaware Management Company, Inc.;
                                                  President, Chief Executive Officer and Director of Delaware Capital
                                                  Management, Inc.; Chairman, President, Chief Executive Officer and Director of
                                                  Delaware Service Company, Inc.; President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of Delaware International Holdings Ltd.;
                                                  President, Chief Operating Officer and Director of Delaware General
                                                  Management, Inc.; Chairman and Director of Delaware Management Trust Company;
                                                  Chairman and Director of Retirement Financial Services, Inc.; Executive Vice
                                                  President, Chief Operating Officer, Chief Financial Officer of Delaware
                                                  Management Holdings, Inc.; Executive Vice President, Chief Operating Officer,
                                                  Chief Financial Officer of Founders CBO Corporation; Executive Vice President,
                                                  Chief Operating Officer, Chief Financial Officer of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Executive Vice
                                                  President, Chief Operating Officer, Chief Financial Officer and Director of
                                                  DMH Corp.; Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer and Director of Delaware Distributors, Inc.; Executive Vice President,
                                                  Chief Operating Officer, Chief Financial Officer of Delaware Distributors,
                                                  L.P.; Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer and Director of Founders Holdings, Inc.; Executive Vice President,
                                                  Chief Operating Officer, Chief Financial Officer and Director of Delvoy, Inc.;
                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                                  Trustee of Delaware Management Business Trust; Director of Delaware
                                                  International Advisers Ltd.; President, Chief Executive Officer, Chief
                                                  Financial Officer and Trustee/Director of each fund in the Delaware
                                                  Investments family

                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                                  Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Executive
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Executive Vice
                                                  President/Global Marketing & Client Services of Retirement Financial Services,
                                                  Inc.; Director of Delaware International Advisers Ltd.

                                                  Executive Vice President/Marketing & Client Services of Vantage Global
                                                  Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
William E. Dodge (2)                              Executive Vice President and Chief Investment Officer, Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Executive
                                                  Vice President of Delaware Management Business Trust; President and Chief
                                                  Investment Officer, Equity of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President of Delaware
                                                  Capital Management, Inc.; Executive Vice President and Chief Investment
                                                  Officer, Equity of each fund in the Delaware Investments family.

                                                  Executive Vice President/Equities and Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Jude T. Driscoll (3)                              Executive Vice President/Head of Fixed-Income of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Executive Vice President/Head
                                                  of Fixed-Income of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Executive Vice President of Delaware Management Business Trust;
                                                  Executive Vice President of Delaware Capital Management, Inc.; Executive Vice
                                                  President/Head of Fixed-Income of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Executive Vice
                                                  President/General Counsel of Delaware Management Holdings, Inc.; Executive
                                                  Vice President/General Counsel of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President/General Counsel
                                                  of Founders CBO Corporation; Executive Vice President/General Counsel and
                                                  Director of Delaware International Holdings Ltd.; Executive Vice
                                                  President/General Counsel and Director of Founders Holdings, Inc.; Executive
                                                  Vice President/General Counsel and Director of Delvoy, Inc.; Executive Vice
                                                  President/General Counsel and Director of DMH Corp.; Executive Vice
                                                  President/General Counsel and Director of Delaware Management Company, Inc.;
                                                  Executive Vice President/General Counsel and Trustee of Delaware Management
                                                  Business Trust; Executive Vice President/General Counsel and Director of
                                                  Delaware Service Company, Inc.; Executive Vice President/General Counsel and
                                                  Director of Delaware Capital Management, Inc.; Executive Vice
                                                  President/General Counsel and Director of Retirement Financial Services, Inc.;
                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  Distributors, Inc.; Executive Vice President/General Counsel of Delaware
                                                  Distributors, L.P.; Executive Vice President/General Counsel and Director of
                                                  Delaware Management Trust Company; Executive Vice President/General Counsel
                                                  and Director of Delaware General Management, Inc.; Director of Delaware
                                                  International Advisers Ltd.; Director of HYPPCO Finance Company Ltd.;
                                                  Executive Vice President and General Counsel of each fund in the Delaware
                                                  Investments family

                                                  Executive Vice President/General Counsel and Director of Vantage Global
                                                  Advisors, Inc.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA
------------------------------------------------- --------------------------------------------------------------------------------
Richard G. Unruh, Jr.                             Executive Vice President and Chief Investment Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Director of Delaware
                                                  International Advisers Ltd.; Chief Executive Officer and Chief Investment Officer
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Executive Vice President of Delaware Management Holdings, Inc.;
                                                  Executive Vice President of Delaware Capital Management, Inc.; Executive Vice
                                                  President and Trustee of  Delaware Management Business Trust; Executive Vice
                                                  President and Chief Investment Officer, Fixed-Income of each fund in the
                                                  Delaware Investments family

                                                  Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                                  since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                                                  of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                                  Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                  Drive, Reston, VA
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Operations of
                                                  Delaware Service Company, Inc.; Senior Vice President/Operations of Retirement
                                                  Financial Services, Inc.; Senior Vice President/Operations and Director of
                                                  Delaware Management Trust Company; Senior Vice President/Operations of
                                                  Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Investment Accounting of Delaware Service Company, Inc.; Senior Vice
                                                  President/Investment Accounting of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Investment Accounting of Delaware Distributors L.P.; Senior
                                                  Vice President/Investment Accounting of Founders Holdings, Inc.; Senior Vice
                                                  President/Treasurer/ Investment Accounting of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Manager
                                                  of Investment Accounting of Delaware International Holdings, Inc.; Senior Vice
                                                  President/Assistant Treasurer of Founders CBO Corporation; Senior Vice
                                                  President/Treasurer of each fund in the Delaware Investments family

                                                  Senior Vice President/Investment Accounting of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Management Holdings, Inc.; Senior
                                                  Vice President/Compliance Director of DMH Corp.; Senior Vice
                                                  President/Compliance Director of Delvoy, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Management Company, Inc.; Senior
                                                  Vice President/Compliance Director of Delaware Management Business Trust;
                                                  Senior Vice President/Compliance Director of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Service Company, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Compliance Director of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company; Senior Vice President/Compliance Director of
                                                  Delaware Distributors, Inc.; Senior Vice President/Compliance Director of
                                                  Delaware Distributors, L.P.; Senior Vice President/Compliance Director of
                                                  Delaware General Management, Inc.; Senior Vice President/Compliance Director
                                                  of each fund in the Delaware Investments family

                                                  Senior Vice President of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Joshua Brooks                                     Senior Vice President/Deputy To Chief Executive Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Deputy To Chief Executive Officer of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Deputy To
                                                  Chief Executive Officer of Delaware Management Holdings, Inc.

                                                  Managing Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Head of
                                                  Equity Trading of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Head of Equity Trading of Delaware Capital
                                                  Management, Inc.

                                                  Senior Vice President/Equity Trading of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Roger A. Early                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

                                                  Vice President of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Trustee of Delaware
                                                  Management Business Trust; Senior Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Senior Vice President/Senior Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Senior Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc.; Senior Vice President/Senior Portfolio
                                                  Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Corporate Controller and Treasurer of Delaware Management
                                                  Holdings, Inc.; Senior Vice President/Corporate Controller and Treasurer of
                                                  DMH Corp.; Senior Vice President/Corporate Controller and Treasurer of
                                                  Delaware Management Company, Inc.; Senior Vice President/Corporate Controller
                                                  and Treasurer of Delaware Distributors, L.P.; Senior Vice President/Corporate
                                                  Controller and Treasurer of Delaware Distributors, Inc.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Delaware Service Company,
                                                  Inc.; Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Capital Management, Inc.; Senior Vice President/Corporate Controller and
                                                  Treasurer of Delaware International Holdings Ltd.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Delvoy, Inc.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Founders Holdings, Inc.;
                                                  Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Business Trust; Senior Vice President/Corporate Controller and
                                                  Treasurer of Delaware General Management, Inc.; Executive Vice President/Chief
                                                  Financial Officer/Treasurer of Delaware Management Trust Company; Chief
                                                  Financial Officer of Retirement Financial Services, Inc.; Senior Vice
                                                  President/Assistant Treasurer of Founders CBO Corporation; Senior Vice
                                                  President/Corporate Controller of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Corporate
                                                  Controller of each fund in the Delaware Investments family

                                                  Senior Vice President/Corporate Controller of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company  (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of Delaware Management Holdings, Inc.; Senior Vice President/Human
                                                  Resources of DMH Corp.; Senior Vice President/Human Resources of Delvoy, Inc.;
                                                  Senior Vice President/Human Resources of Delaware Management Company, Inc.;
                                                  Senior Vice President/Human Resources of Delaware Management Business Trust;
                                                  Senior Vice President/Human Resources of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of  Delaware Service Company, Inc.; Senior Vice President/Human
                                                  Resources of Delaware Capital Management, Inc.; Senior Vice President/Human
                                                  Resources of Retirement Financial Services, Inc.; Senior Vice President/Human
                                                  Resources of Delaware Management Trust Company; Senior Vice President/Human
                                                  Resources of Delaware Distributors, Inc.; Senior Vice President/Human
                                                  Resources of  Delaware Distributors, L.P.; Senior Vice President/Human
                                                  Resources of Delaware General Management, Inc.; Senior Vice President/Human
                                                  Resources of each fund in the Delaware Investments family

                                                  Senior Vice President/Human Resources of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President, Secretary and Deputy General Counsel of Delaware Management
                                                  Holdings, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  DMH Corp.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delvoy, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Management Company, Inc.; Senior Vice President, Secretary and Deputy
                                                  General Counsel of Delaware Management Business Trust; Senior Vice President,
                                                  Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Capital
                                                  Management, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                                  of Retirement Financial Services, Inc.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Distributors, Inc.; Senior Vice President,
                                                  Secretary and Deputy General Counsel of Delaware Distributors, L.P.; Senior
                                                  Vice President and Secretary of Delaware International Holdings Ltd.; Senior
                                                  Vice President, Secretary and Deputy General Counsel of Founders Holdings,
                                                  Inc.; Secretary of Founders CBO Corporation; Senior Vice President, Secretary
                                                  and Deputy General Counsel of Delaware Management Trust Company; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware General
                                                  Management, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                                  of each fund in the Delaware Investments family

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- --------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Chief
                                                  Information Officer of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Chief Information Officer of
                                                  Delaware Service Company, Inc.; Senior Vice President/Chief Information
                                                  Officer of Delaware Capital Management Company, Inc.; Senior Vice
                                                  President/Chief Information Officer of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Chief Information Officer of Delaware Distributors, L.P.

                                                  Senior Vice President/Chief Information Officer of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company (a series of Delaware Management Business Trust); Senior Vice President/Client Services
                                                  of Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Vice President/Equity Trading of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business Trust)

                                                  Vice President of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Peter C. Andersen (4)                             Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust; Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- --------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of Delaware Capital
                                                  Management, Inc., Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Baxter (5)                                 Vice President/Senior Municipal Bond Trader of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Municipal
                                                  Bond Trader of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
------------------------------------------------- --------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Vice President/Equity Trading of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Ryan K. Brist (6)                                 Vice President/Head of Fixed-Income Trading of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/head of
                                                  Fixed-Income Trading of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager and Senior Municipal Bond Analyst of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager and Senior Municipal Bond Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager and Senior Municipal Bond Analyst of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Client Services of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Client Services of Delaware Distributors, Inc.; Vice
                                                  President/Client Services of Delaware General Management, Inc.; Vice
                                                  President/Client Services of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of Capital Management, Inc.; Vice President/Portfolio
                                                  Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Donald M. Cobin (7)                               Vice President/Director of Research of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Director of Research of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Director of Research of each funds in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
David F. Connor (8)                               Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Management
                                                  Business Trust; Vice President/Deputy General Counsel/Assistant Secretary of
                                                  Delaware Service Company, Inc.; Vice President/Deputy General
                                                  Counsel/Assistant Secretary of Delaware Capital Management, Inc.; Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Management
                                                  Trust Company; Vice President/Deputy General Counsel/Assistant Secretary of
                                                  Delaware Distributors, L.P.; Vice President/Deputy General Counsel/Assistant
                                                  Secretary of Retirement Financial Services, Inc.; Vice President/Deputy
                                                  General Counsel/Assistant Secretary of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Timothy G. Connors                                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager for each fund in the Delaware Investments family

                                                  Managing Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Patrick P. Coyne                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of Delaware Capital
                                                  Management, Inc.; Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
George E. Deming                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Director of Delaware International Advisers Ltd.; Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
James Paul Dokas                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

                                                  Managing Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Michael J. Dugan                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Management
                                                  Holdings, Inc.; Vice President/Taxation of DMH Corp.; Vice President/Taxation
                                                  of Delvoy, Inc.; Vice President/Taxation of Delaware Management Company, Inc.;
                                                  Vice President/Taxation of Delaware Management Business Trust; Vice
                                                  President/Taxation of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Service
                                                  Company, Inc.; Vice President/Taxation of Delaware Capital Management, Inc.;
                                                  Vice President/Taxation of Retirement Financial Services, Inc.; Vice
                                                  President/Taxation of Delaware Distributors, Inc.; Vice President/Taxation of
                                                  Delaware Distributors, L.P.; Vice President/Taxation of Founders Holdings,
                                                  Inc.; Vice President/Taxation of Founders CBO Corporation; Vice
                                                  President/Taxation of Delaware General Management, Inc.; Vice
                                                  President/Taxation of each fund in the Delaware Investments family

                                                  Vice President/Taxation and Assistant Secretary of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John P. Finnegan                                  Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Trading Operations of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Investment Accounting of Delaware Service Company,
                                                  Inc.; Vice President/Investment Accounting of each fund in the Delaware
                                                  Investments family.
------------------------------------------------- --------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Vice President/Equity Trading of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Andrea Giles                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); Vice President/Equity Analyst of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice President/Equity
                                                  Analyst of Delaware Capital Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Stuart N. Hosansky                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis J. Houghton, Jr. (9)                      Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President of Delaware Distributors, Inc.; Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family; Executive Vice President of Delaware General Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Elizabeth H. Howell                               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Christian Hyldahl (10)                            Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Senior Equity Analyst of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John B. Jares (11)                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller, Corporate Accounting of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller, Corporate Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Client Services of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael E. Leverone (12)                          Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Client Services of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Philip Y. Lin                                     Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Service Company, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Capital Management, Inc.; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Retirement Financial
                                                  Services, Inc.; Vice President, Assistant Secretary and Associate General
                                                  Counsel of Delaware Management Trust Company; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Michael D. Mabry                                  Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Holdings, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delvoy, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust);Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Service Company, Inc.; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Delaware Capital
                                                  Management, Inc.; Vice President, Assistant Secretary and Associate General
                                                  Counsel of Retirement Financial Services, Inc.; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of DMH Corp.;
                                                  Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Management Business Trust; Vice President,
                                                  Assistant Secretary and Associate General Counsel of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Michael Morris (13)                               Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Gerald T. Nichols                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings,
                                                  Inc., Treasurer, Assistant Secretary and Director of Founders CBO
                                                  Corporation;  Director of HYPPCO Finance Company Ltd.; Vice President/Senior
                                                  Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Patrick J. O'Brien (14)                           Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David P. O'Connor                                 Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Holdings, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delvoy, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust);Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Service Company, Inc.; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Delaware Capital
                                                  Management, Inc.; Vice President, Assistant Secretary and Associate General
                                                  Counsel of Retirement Financial Services, Inc.; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of DMH Corp.;
                                                  Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Management Business Trust; Vice President,
                                                  Assistant Secretary and Associate General Counsel of each fund in the Delaware
                                                  Investments family

                                                  Vice President, Assistant Secretary and Associate General Counsel of Vantage
                                                  Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
John J. O'Connor                                  Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment
                                                  Accounting/Assistant Treasurer of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Investment Accounting of
                                                  Delaware Service Company, Inc.; Vice President/Assistant Treasurer of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Tim Rabe (15)                                     Vice President/High-Yield Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/High-Yield Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Richard Salus                                     Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Assistant Controller of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Controller of Delvoy, Inc.; Vice President/Assistant
                                                  Controller of Delaware Management Company, Inc.; Vice President/Assistant
                                                  Controller of Delaware Management Trust Company; Vice President/Assistant
                                                  Controller of Delaware Management Business Trust; Vice President/Assistant
                                                  Controller of Delaware Service Company, Inc.; Vice President/Assistant
                                                  Controller of Delaware Capital Management, Inc.; Vice President/Assistant
                                                  Controller of Retirement Financial Services, Inc.; Vice President/Assistant
                                                  Controller of Delaware Distributors, L.P.; Vice President/Assistant Controller
                                                  of Delaware Distributors, Inc.; Vice President/Assistant Controller of
                                                  Delaware International Holdings Ltd.; Vice President/Assistant Controller  of
                                                  Delaware General Management, Inc.; Vice President/Assistant Controller of
                                                  Delaware Management Holdings, Inc.; Vice President/Assistant Controller of DMH
                                                  Corp.

                                                  Vice President/Assistant Controller of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Robert D. Schwartz (16)                           Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Secretary of Delaware General Management, Inc.; Vice
                                                  President fo Delaware Distributors, Inc.; Vice President/ Portfolio Manager of
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Manager, Payroll of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities and Administrative Services of Delaware Management
                                                  Company (a series of Delaware Management Business Trust);Vice
                                                  President/Facilities and Administrative Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Facilities and Administrative Services of Delaware Service Company,
                                                  Inc.; Vice President/Facilities and Administrative Services of Delaware
                                                  Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Ward W. Tatge (17)                                Vice President/Senior Research Analyst of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Research
                                                  Analyst of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Research Analyst of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Investment Accounting of
                                                  Delaware Service Company, Inc.; Vice President/Investment Accounting of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
James J. Wright (18)                              Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Senior Equity Analyst of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------

*Business Address is One Commerce Square, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2) PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin & Palmer Associates, Wilmington, DE 1996-1998.
(3) SENIOR VICE PRESIDENT AND DIRECTOR, Conseco Capital Management, Indianapolis, IN, June 1998 to August 2000.
(4) PORTFOLIO MANAGER Conseco Capital Management, Indianapolis, IN, December 1997-July 2000.
(5) VICE PRESIDENT/PORTFOLIO MANAGER, First Union National Bank, Philadelphia, PA, May 1982-August 1999.
(6) SENIOR TRADER/CORPORATE SPECIALIST, Conseco Capital Management, Indianapolis, IN, August 1995-August 2000.
(7) ASSISTANT VICE PRESIDENT/SENIOR SECURITIES ANALYST, Conseco Capital Management, Indianapolis, IN, 1997 to August 2000.
(8) ASSISTANT GENERAL COUNSEL, Prudential Investments, Newark, NJ, March 1998-July 2000.
(9) PRESIDENT AND PORTFOLIO MANAGER, Lynch and Mayer, Inc., New York, NY January 1990-February 2000.
(10) REGIONAL CONSULTANT/SUMMER INTERN, Merrill Lynch, Los Angeles, CA, 1994-1997. STUDENT 1994-1999.
(11) VICE PRESIDENT/PORTFOLIO MANAGER, Berger Funds, LLC, Denver, CO, 1997-February 2000.
(12) VICE PRESIDENT, State Street Bank, Boston, MA, August 1996-February 2000.
(13) FINANCIAL ANALYST, Walnut Street Association, Wyomissing, PA, December 1998-June 1999.
(14) ANALYST, Schneider Capital Management, Wayne, PA, January 1997-January 1999. SENIOR ANALYST, Prudential Insurance Company, Newark, NJ, February 1999-May 2000.
(15) PORTFOLIO MANAGER, Conseco Capital Management, Indianapolis, IN, June 1996-July 2000.
(16) VICE PRESIDENT, Lynch and Mayer, Inc., New York, NY, February 1993 to February 2000.
(17) HIGH-YIELD ANALYST, Credit Suisse First Boston, 1997 to 1998. HIGH-YIELD ANALYST, Conseco Capital Management, Indianapolis, IN 1999 to 2000.
(18) MANAGING DIRECTOR/RESEARCH, Schuylkill Capital Management, Philadelphia, PA, 1997-May 2000.
--------------------------------------------------------------------------------

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

------------------------------------------ -------------------------------------------- --------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------ -------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.                General Partner                              None
------------------------------------------ -------------------------------------------- --------------------------------------------
Delaware Investment Advisers               Limited Partner                              None
------------------------------------------ -------------------------------------------- --------------------------------------------
Delaware Capital Management, Inc.          Limited Partner                              None
------------------------------------------ -------------------------------------------- --------------------------------------------
Westley V. Thompson                        Vice Chairman                                None
------------------------------------------ -------------------------------------------- --------------------------------------------
Bruce D. Barton                            President/Chief Executive Office             None
------------------------------------------ -------------------------------------------- --------------------------------------------
David K. Downes                            Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                           Officer/Chief Financial Officer              Financial Officer
------------------------------------------ -------------------------------------------- --------------------------------------------
Richard J. Flannery                        Executive Vice President/General Counsel     Executive Vice President/General Counsel
------------------------------------------ -------------------------------------------- --------------------------------------------
Diane M. Anderson                          Senior Vice President/Retirement Operations  None
------------------------------------------ -------------------------------------------- --------------------------------------------
Douglas L. Anderson                        Senior Vice President/Operations             None
------------------------------------------ -------------------------------------------- --------------------------------------------
Michael P. Bishof                          Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
------------------------------------------ -------------------------------------------- --------------------------------------------
Lisa O. Brinkley                           Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Larry Carr                                 Senior Vice President/Variable Annuity       None
                                           Sales Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Terrence P. Cunningham                     Senior Vice President/National Sales         None
                                           Director, Financial Institutions
------------------------------------------ -------------------------------------------- --------------------------------------------
Darryl S. Grayson                          Senior Vice President/Director, Internal     None
                                           Sales
------------------------------------------ -------------------------------------------- --------------------------------------------
Joseph H. Hastings                         Senior Vice President/Treasurer/ Corporate   Senior Vice President/Corporate Controller
                                           Controller
------------------------------------------ -------------------------------------------- --------------------------------------------
Joanne O. Hutcheson                        Senior Vice President/Human Resources        Senior Vice President/Human Resources
------------------------------------------ -------------------------------------------- --------------------------------------------
Karina J. Istvan                           Senior Vice President/Retail Product         None
                                           Management
------------------------------------------ -------------------------------------------- --------------------------------------------
Mark R. Kiniry                             Senior Vice President/Western Sales          None
                                           Manager/Wirehouse Regional
------------------------------------------ -------------------------------------------- --------------------------------------------
Stephen W. Long                            Senior Vice President/National Sales         None
                                           Director, Wirehouse & Wrap Channel
------------------------------------------ -------------------------------------------- --------------------------------------------
Richelle S. Maestro                        Senior Vice President/Deputy General         Senior Vice President/Deputy General
                                           Counsel/Secretary                            Counsel/ Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
Mac McAuliffe                              Senior Vice President/Sales Manager          None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Doff Meyer                                 Senior Vice President/Retail Investor        None
                                           Management
------------------------------------------ -------------------------------------------- --------------------------------------------
J. Chris Meyer                             Senior Vice President/Director, Product      None
                                           Management
------------------------------------------ -------------------------------------------- --------------------------------------------
Stephen C. Nell                            Senior Vice President/National Retirement    None
                                           Sales
------------------------------------------ -------------------------------------------- --------------------------------------------

------------------------------------------ -------------------------------------------- --------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------ -------------------------------------------- --------------------------------------------
Henry W. Orvin                             Senior Vice President/Sales Manager          None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Scott P. Passias                           Senior Vice President/Regional Consultant    None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Christopher H. Price                       Senior Vice President/Insurance Products     None
------------------------------------------ -------------------------------------------- --------------------------------------------
Philip G. Rickards                         Senior Vice President/Regional Consultant    None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Linda D. Schulz                            Senior Vice President/Regional Consultant    None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
James L. Shields                           Senior Vice President/Chief Information      None
                                           Officer
------------------------------------------ -------------------------------------------- --------------------------------------------
Steven Sorenson                            Senior Vice President/Director of            None
                                           Independent Planner & Insurance and
                                           Registered Investment Adviser Channels
------------------------------------------ -------------------------------------------- --------------------------------------------
Andrew J. Whitaker                         Senior Vice President/Regional Consultant    None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Richard P. Allen                           Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Patrick A. Bearss                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Larry Bridwell                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
William S. Carroll                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Elisa C. Colkitt                           Vice President/Broker Dealer Operations &    None
                                           Service Support
------------------------------------------ -------------------------------------------- --------------------------------------------
David F. Connor                            Vice President/Deputy General                Vice President/Deputy General
                                           Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
Thomas J. Durkin                           Vice President/Intermediary Sales-Midwest    None
                                           Region
------------------------------------------ -------------------------------------------- --------------------------------------------
Donald A. Edmunds                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Joel A. Ettinger                           Vice President/Taxation                      Vice President/Taxation
------------------------------------------ -------------------------------------------- --------------------------------------------
Edward A. Foley                            Vice President/Marketing                     None
------------------------------------------ -------------------------------------------- --------------------------------------------
Susan T. Friestedt                         Vice President/Retirement Services           None
------------------------------------------ -------------------------------------------- --------------------------------------------
John L. Greico                             Vice President/Senior Key Account Manager    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Ronald A. Haimowitz                        Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Edward J. Hecker                           Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
John R. Herron                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Dinah J. Huntoon                           Vice President/Product Manager, Equities     None
------------------------------------------ -------------------------------------------- --------------------------------------------
Thomas Intoccia                            Vice President/Independent Planner &         None
                                           Insurance Key Accounts
------------------------------------------ -------------------------------------------- --------------------------------------------
Alan L. Ireton                             Vice President/Retirement Marketing          None
------------------------------------------ -------------------------------------------- --------------------------------------------
Christopher L. Johnston                    Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Michael J. Jordan                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                         Vice President/Product Manager,              None
                                           Fixed-Income & International
------------------------------------------ -------------------------------------------- --------------------------------------------
Carolyn Kelly                              Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Richard M. Koerner                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------

------------------------------------------ -------------------------------------------- --------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------ -------------------------------------------- --------------------------------------------
Ellen M. Krott                             Vice President/Marketing                     None
------------------------------------------ -------------------------------------------- --------------------------------------------
John LeBoeuf                               Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Philip Y. Lin                              Vice President/Associate General             Vice President/Associate General
                                           Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
John R. Logan                              Vice President/ Senior Regional Consultant   None
------------------------------------------ -------------------------------------------- --------------------------------------------
Joseph R. Long                             Vice President/Retirement Sales              None
------------------------------------------ -------------------------------------------- --------------------------------------------
Michael D. Mabry                           Vice President/Associate General             Vice President/Associate General
                                           Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
Theodore T. Malone                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Raymond G. McCarthy                        Vice President/National Accounts,            None
                                           Independent Planner & Insurance Channels
------------------------------------------ -------------------------------------------- --------------------------------------------
Joanne C. McCranie                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Scott L. Metzger                           Vice President/Business Development          None
------------------------------------------ -------------------------------------------- --------------------------------------------
Jamie L. Meyer                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Christopher W. Moore                       Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Andrew F. Morris                           Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Scott E. Naughton                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Nancy Nawn                                 Vice President/Senior Wrap Product Manager   None
------------------------------------------ -------------------------------------------- --------------------------------------------
Julie A. Nye                               Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Daniel J. O'Brien                          Vice President/Insurance Products            None
------------------------------------------ -------------------------------------------- --------------------------------------------
James L. O'Brien                           Vice President/Wirehouse/Regional Key        None
                                           Accounts
------------------------------------------ -------------------------------------------- --------------------------------------------
David P. O'Connor                          Vice President/Associate General             Vice President/Associate General
                                           Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
Joseph T. Owczarek                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Otis S. Page                               Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Robinder Pal                               Vice President/Retail Investor Services      None
                                           Planning & Budgeting
------------------------------------------ -------------------------------------------- --------------------------------------------
John Register                              Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Laura E. Roman                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Robert A. Rosso                            Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Richard  Salus                             Vice President/Assistant Controller          None
------------------------------------------ -------------------------------------------- --------------------------------------------
Gordon E. Searles                          Vice President/Client Services               None
------------------------------------------ -------------------------------------------- --------------------------------------------
Catherine A. Seklecki                      Vice President/Retirement Sales              None
------------------------------------------ -------------------------------------------- --------------------------------------------
John C. Shalloe                            Vice President/Wrap Fee Senior Regional      None
                                           Consultant
------------------------------------------ -------------------------------------------- --------------------------------------------
Darren Smith                               Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Kimberly M. Spangler                       Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Michael T. Taggart                         Vice President/Facilities & Administrative   None
                                           Services
------------------------------------------ -------------------------------------------- --------------------------------------------
Bryon Townsend                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------

------------------------------------------ -------------------------------------------- --------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------ -------------------------------------------- --------------------------------------------
James R. Van Deventer                      Vice President/Defined Contribution Sales-   None
                                           South
------------------------------------------ -------------------------------------------- --------------------------------------------
Julia R. Vander Els                        Vice President/Retirement Plan               None
                                           Communications
------------------------------------------ -------------------------------------------- --------------------------------------------
Jeffrey Vankuelen                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Scott Whitehouse                           Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Wesley Williams                            Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------

* Business address of each is One Commerce Square, Philadelphia, PA 19103.

         (c) Inapplicable.

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at One Commerce Square, Philadelphia, PA 19103.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 25th day of October, 2000.

                                           DELAWARE GROUP TAX-FREE FUND

                                           By       /s/ David K. Downes
                                              ----------------------------------
                                                      David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             Signature                                       Title                             Date
---------------------------------------      --------------------------------------      ----------------
                                             President/Chief Executive Officer/          October 25, 2000
/s/David K. Downes                           Chief Financial Officer (Principal
---------------------------------------      Executive Officer/Principal Accounting
David K. Downes                              Officer) and Trustee


/s/Wayne A. Stork                            Trustee                                     October 25, 2000
---------------------------------------
Wayne A. Stork

/s/John H. Durham                            Trustee                                     October 25, 2000
---------------------------------------
John H. Durham

/s/ Anthony D. Knerr                         Trustee                                     October 25, 2000
---------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                             Trustee                                     October 25, 2000
---------------------------------------
Ann R. Leven

/s/Thomas F. Madison                         Trustee                                     October 25, 2000
---------------------------------------
Thomas F. Madison

/s/Charles E. Peck                           Trustee                                     October 25, 2000
---------------------------------------
Charles E. Peck

/s/Walter P. Babich                          Trustee                                     October 25, 2000
---------------------------------------
Walter P. Babich

/s/Janet L. Yeomans                          Trustee                                     October 25, 2000
---------------------------------------
Janet L. Yeomans

                            *By /s/ David K. Downes
                                -----------------------
                                 David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549






                                    Exhibits

                                       to

                                    Form N-1A






             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.      Exhibit
-----------      -------
EX-99.D1         Executed Investment Management Agreement (November 1, 1999)
EX-99.E1VII      Executed Adoption Agreement relating to the Distribution
                 Agreements (November 1, 1999)
EX-99.E3         Dealer's Agreement
EX-99.G2         Securities Lending Agreement (December 22, 1998)
EX-99.H4         Executed Adoption Agreement relating to the Shareholders
                 Services Agreements (November 1, 1999)
EX-99.H5         Executed Schedule A (April 20, 2000) to the Shareholders
                 Services Agreements
EX-99.J          Consent and Report of Auditors
EX-99.P          Codes of Ethics